UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21153
                                                     ---------------------

               Nuveen Maryland Dividend Advantage Municipal Fund 3
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: May 31
                                           ------------------

                  Date of reporting period: November 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT November 30, 2006

                        Nuveen Investments
                        Municipal Closed-End Funds

   NUVEEN MARYLAND
    PREMIUM INCOME
    MUNICIPAL FUND
               NMY

   NUVEEN MARYLAND
DIVIDEND ADVANTAGE
    MUNICIPAL FUND
               NFM

   NUVEEN MARYLAND
DIVIDEND ADVANTAGE
  MUNICIPAL FUND 2
               NZR

   NUVEEN MARYLAND
DIVIDEND ADVANTAGE
  MUNICIPAL FUND 3
               NWI

   NUVEEN VIRGINIA
    PREMIUM INCOME
    MUNICIPAL FUND
               NPV

   NUVEEN VIRGINIA
DIVIDEND ADVANTAGE
    MUNICIPAL FUND
               NGB

   NUVEEN VIRGINIA
DIVIDEND ADVANTAGE
  MUNICIPAL FUND 2
               NNB


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DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board


     Chairman's
           LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the six-month period covered by this report your Fund continued to provide you with attractive monthly tax-free income. For more details about the management strategy and performance of your Fund, please read the Portfolio Manager's Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the Internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     January 15, 2007

Nuveen Investments Maryland and Virginia Municipal Closed-End Funds NMY, NFM, NZR, NWI, NPV, NGB, NNB

Portfolio Manager's
         COMMENTS


Portfolio manager Cathryn Steeves discusses key investment strategies and the six-month performance of these seven Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for the Maryland and Virginia Funds in July 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THIS REPORTING
PERIOD?

As the yield curve flattened during this six-month period, we continued to emphasize careful management of the Funds' underlying portfolios in line with our established targets. This included a disciplined approach to duration1 management and yield curve positioning. In selecting new additions for our portfolios, our purchase activity focused mainly on attractively priced bonds in the longer range of the yield curve. We believed that bonds in this part of the curve generally offered better value and reward opportunities more commensurate with their risk levels. To help us maintain the Funds' durations within our preferred strategic range, we were also selectively selling holdings with shorter durations.

In all of the Maryland Funds, we used inverse floaters, a type of derivative financial instrument, to lengthen their durations. Our objective was to manage the durations (and price sensitivity) of these Funds without having a negative impact on their income streams or common share dividends over the short term. In addition, NWI, whose duration was on the longer end of our target range used a forward swap to shorten the duration.

In the Maryland Funds, we purchased single family housing bonds, which we thought generally had good supply and attractive prices. At the same time, we continued to maintain the Funds' weightings of lower-quality bonds. While these types of bonds performed well over this period, we generally found fewer attractive lower quality opportunities in the market place.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Maryland and Virginia Funds, as well as relevant benchmark and peer group information, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 11/30/06

                                  6-MONTH      1-YEAR       5-YEAR       10-YEAR
--------------------------------------------------------------------------------
MARYLAND FUNDS
--------------------------------------------------------------------------------
NMY                                 6.28%       7.98%        7.46%        6.62%
--------------------------------------------------------------------------------
NFM                                 6.10%       7.97%        7.28%        NA
--------------------------------------------------------------------------------
NZR                                 5.93%       7.23%        7.54%        NA
--------------------------------------------------------------------------------
NWI                                 6.23%       8.05%        NA           NA
--------------------------------------------------------------------------------
VIRGINIA FUNDS
--------------------------------------------------------------------------------
NPV                                 5.60%       6.95%        6.92%        6.77%
--------------------------------------------------------------------------------
NGB                                 5.79%       7.41%        7.87%        NA
--------------------------------------------------------------------------------
NNB                                 5.73%       7.43%        7.82%        NA
--------------------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index2               4.53%       6.12%        5.40%       5.75%
--------------------------------------------------------------------------------
Lipper Other States
Municipal Debt Funds Average3       5.93%       7.95%        7.29%       6.59%
--------------------------------------------------------------------------------

*Six-month returns are cumulative; returns for one, five and ten years are annualized.

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.



For the six months ended November 30, 2006, the total return on NAV for all the Funds exceeded the average return for the Lehman Brothers Municipal Bond Index. NMY, NFM, NWI outperformed the Lipper Other States peer group, NZR matched while the rest of the Funds trailed this group average. Shareholders should note that the performance of the Lipper Other States category represents the overall average of returns for funds from 10 different states with a wide variety of municipal market conditions, making direct comparisons less meaningful.


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment- grade municipal bonds. Results for the Lehman indexes do not reflect any expenses.

3 The Lipper Other States Municipal Debt Funds category average is calculated using the returns of all closed-end funds in this category for each period as follows: 1 year, 46; 5 years, 27; and 10 years, 18. Fund and Lipper returns assume reinvestment of dividends.

As the yield curve continued to flatten over the course of this period, bonds with shorter durations and maturities generally underperformed longer term bonds. As a result, the Funds generally benefited over the six months from their yield curve positioning. The Funds had limited exposure to the shortest maturities, which was a positive, and generally had an emphasis on intermediate duration bonds, which was also favorable. On the other hand, the Funds had limited exposure to the very longest part of the yield curve, which had a slight countervailing negative impact on their six-month performance.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, all of these Funds benefited from their allocations of lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds, which drove up their value. As noted, we continued to maintain the Funds' weightings of lower-quality bonds, with allocations to BBB, lower rated bonds and non-rated bonds ranging from 11% in NPV, 16% in NMY, 17% in NNB, 18% in NZR, 19% in NGB, 20% in NFM and 21% in NWI.

Another factor in the six-month performance of these Funds, especially relative to that of the unleveraged Lehman Brothers Municipal Bond Index, was their use of financial leverage. While leveraging can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leveraging strategy positively impacted their results over this period, although not to the same extent as in the past.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AS OF NOVEMBER 30,
2006?

We continued to believe that maintaining overall strong credit quality was an important technique. As of November 30, 2006, all seven of these Funds continued to offer excellent overall credit quality, with allocations of bonds rated AAA/U.S. guaranteed AA ranging from 65% in NFM, 72% in NWI, 73% in NZR, 75% in NGB, 76% in NMY, 77% in NNB and 84% in NPV.

Dividend and Share Price
       INFORMATION



As previously noted, all of the Funds in this report use leverage to potentially enhance opportunities for additional income for common shareholders. While the Fund's leveraging strategy continued to produce incremental income, the extent of this benefit was reduced during this period as short-term interest rates rose, causing the Funds' borrowing costs to rise, reducing some of the benefits of leveraging. The Funds' income streams were also impacted as the proceeds from older, higher-yielding bonds that matured or were called were reinvested into bonds generally offering lower yields, especially in the older Funds. These factors resulted in one monthly dividend reduction in NMY, NFM and NGB over the six-month period ended November 30, 2006. NZR, NWI, NPV and NNB had no changes to their dividends.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of November 30, 2006, NMY, NZR, NPV, NGB and NNB had positive UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes. NFM and NWI had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes.

At the end of the reporting period, the Funds' share prices were trading at premiums or discounts to their NAVs as shown in the accompanying chart:

                            11/30/06                   12-MONTH AVERAGE
                    PREMIUM/DISCOUNT                   PREMIUM/DISCOUNT
--------------------------------------------------------------------------------
NMY                           -2.59%                             -0.09%
--------------------------------------------------------------------------------
NFM                            4.71%                              7.36%
--------------------------------------------------------------------------------
NZR                            5.64%                              5.51%
--------------------------------------------------------------------------------
NWI                           -2.62%                             -2.81%
--------------------------------------------------------------------------------
NPV                           -0.39%                              1.59%
--------------------------------------------------------------------------------
NGB                           14.91%                             11.71%
--------------------------------------------------------------------------------
NNB                            5.23%                              7.36%
--------------------------------------------------------------------------------

Nuveen Maryland Premium Income Municipal Fund
NMY

Performance
     OVERVIEW As of November 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              50%
AA                               26%
A                                 8%
BBB                               9%
BB or Lower                       5%
N/R                               2%


Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                            0.062
Jan                            0.062
Feb                            0.062
Mar                            0.062
Apr                            0.062
May                            0.062
Jun                            0.058
Jul                            0.058
Aug                            0.058
Sep                            0.055
Oct                            0.055
Nov                            0.055


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      14.4
                              14.25
                              14.01
                              14
                              14.07
                              13.96
                              13.93
                              13.96
                              13.75
                              13.73
                              13.88
                              13.94
                              13.9599
                              13.8
                              13.77
                              13.84
                              13.95
                              13.98
                              14.09
                              14.11
                              14.18
                              14.18
                              14.16
                              14.25
                              14.35
                              14.48
                              14.46
                              14.63
                              14.7
                              14.73
                              14.97
                              14.74
                              14.72
                              14.96
                              14.96
                              14.9
                              15.26
                              15.1
                              14.99
                              14.83
                              15.05
                              15.04
                              15.09
                              15
                              14.88
                              14.9
                              14.85
                              14.85
                              14.91
                              14.83
                              14.6799
                              14.62
                              14.6
                              14.61
                              14.64
                              14.51
                              14.65
                              14.63
                              14.78
                              14.76
                              14.8
                              14.98
                              15.05
                              14.98
                              15.01
                              15.1
                              14.96
                              14.97
                              15
                              15
                              15.09
                              14.98
                              15.16
                              15.16
                              15.15
                              15.21
                              15.16
                              15.21
                              15.29
                              15.28
                              15.21
                              15.27
                              15.12
                              15.22
                              15.24
                              15.25
                              15.22
                              15.2
                              14.91
                              14.83
                              14.71
                              14.6801
                              14.95
                              15
                              14.85
                              14.85
                              14.71
                              14.8899
                              14.88
                              14.81
                              14.78
                              14.86
                              14.9499
                              14.9499
                              14.76
                              14.7501
                              14.5
                              14.6799
                              14.67
                              14.62
                              14.52
                              14.52
                              14.53
                              14.54
                              14.65
                              14.65
                              14.67
                              14.59
                              14.56
                              14.6
                              14.54
                              14.57
                              14.5701
                              14.47
                              14.42
                              14.52
                              14.57
                              14.6
                              14.48
                              14.6001
                              14.46
                              14.51
                              14.56
                              14.5
                              14.45
                              14.28
                              14.34
                              14.24
                              14.2
                              14.25
                              14.3
                              14.38
                              14.39
                              14.29
                              14.41
                              14.2
                              14.4
                              14.65
                              14.6
                              14.5
                              14.5
                              14.42
                              14.34
                              14.38
                              14.38
                              14.31
                              14.22
                              14.29
                              14.24
                              14.2
                              14.19
                              14.15
                              14.32
                              14.28
                              14.27
                              14.3
                              14.45
                              14.44
                              14.6
                              14.9
                              14.81
                              14.76
                              14.72
                              14.84
                              14.7301
                              14.82
                              14.65
                              14.7
                              14.68
                              14.72
                              14.67
                              14.73
                              14.8499
                              14.85
                              14.86
                              14.9025
                              14.9
                              14.88
                              14.91
                              14.93
                              15.11
                              14.92
                              15.1
                              14.91
                              14.82
                              14.69
                              14.66
                              14.75
                              14.78
                              14.8
                              14.78
                              14.65
                              14.67
                              14.59
                              14.6
                              14.74
                              14.74
                              14.58
                              14.75
                              14.66
                              14.61
                              14.61
                              14.6
                              14.68
                              14.64
                              14.6
                              14.64
                              14.58
                              14.4
                              14.33
                              14.38
                              14.31
                              14.34
                              14.5
                              14.41
                              14.42
                              14.31
                              14.31
                              14.29
                              14.32
                              14.44
                              14.47
                              14.4
                              14.39
                              14.6
                              14.66
                              14.61
                              14.63
                              14.63
                              14.6
                              14.59
                              14.66
                              14.58
                              14.5
                              14.5
                              14.56
                              14.59
                              14.63
                              14.53
                              14.6
                              14.7
                              14.63
                              14.61
                              14.6
11/30/06                      14.64

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.64
------------------------------------
Common Share
Net Asset Value               $15.03
------------------------------------
Premium/(Discount) to NAV     -2.59%
------------------------------------
Market Yield                   4.51%
------------------------------------
Taxable-Equivalent Yield1      6.58%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $159,856
------------------------------------
Average Effective Maturity
on Securities (Years)          16.01
------------------------------------
Leverage-Adjusted Duration      8.21
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    3.18%         6.28%
------------------------------------
1-Year          6.54%         7.98%
------------------------------------
5-Year          4.37%         7.46%
------------------------------------
10-Year         6.63%         6.62%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.2%
------------------------------------
Health Care                    16.7%
------------------------------------
Education and Civic
   Organizations               14.8%
------------------------------------
U.S. Guaranteed                13.5%
------------------------------------
Tax Obligation/Limited         11.7%
------------------------------------
Housing/Multifamily             9.0%
------------------------------------
Other                          11.1%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0314 per share.

Nuveen Maryland Dividend Advantage Municipal Fund
NFM

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              45%
AA                               20%
A                                15%
BBB                              13%
BB or Lower                       2%
N/R                               5%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           .0715
Jan                           .0715
Feb                           .0715
Mar                           .068
Apr                           .068
May                           .068
Jun                           .0645
Jul                           .0645
Aug                           .0645
Sep                           .0615
Oct                           .0615
Nov                           .0615

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15
                              14.93
                              14.8
                              14.7
                              14.92
                              14.92
                              14.85
                              14.71
                              14.75
                              14.7
                              14.6901
                              14.6901
                              14.85
                              15.14
                              15.5
                              15.16
                              15
                              15.2799
                              15.42
                              15.5
                              15.25
                              15.25
                              15.17
                              15.7
                              15.65
                              15.7
                              15.78
                              15.85
                              15.73
                              15.9
                              16
                              15.95
                              15.75
                              16.1
                              15.95
                              16.04
                              15.95
                              15.9
                              15.8501
                              16.17
                              16.5
                              16.49
                              16.45
                              16.42
                              16.39
                              16.5
                              16.35
                              16.4999
                              16.77
                              16.7
                              16.7001
                              16.77
                              16.99
                              16.73
                              16.67
                              16.69
                              16.8
                              16.72
                              16.75
                              16.72
                              17
                              16.86
                              17
                              16.67
                              16.67
                              16.55
                              16.6
                              16.6
                              16.73
                              16.85
                              16.8
                              16.8
                              16.87
                              17.0899
                              16.6
                              16.35
                              16.15
                              16.15
                              16.05
                              16.3
                              16.36
                              16.36
                              16.25
                              16.05
                              16.05
                              16.15
                              16.2
                              15.9
                              15.9
                              15.65
                              15.6
                              15.7
                              15.65
                              15.9
                              15.95
                              15.95
                              15.65
                              16
                              15.9
                              15.75
                              15.8
                              15.81
                              15.83
                              15.83
                              15.8199
                              15.83
                              15.75
                              15.9
                              15.85
                              15.95
                              15.98
                              15.9
                              15.5
                              15.46
                              15.35
                              15.29
                              15.39
                              15.26
                              15.33
                              15.33
                              15.23
                              15.2
                              15.33
                              15.21
                              15.27
                              15.19
                              15.44
                              15.52
                              15.45
                              15.4501
                              15.21
                              15.1
                              15.19
                              15.25
                              15.27
                              15.18
                              15.35
                              15.2
                              15.33
                              15.36
                              15.43
                              15.3801
                              15.3801
                              15.5
                              15.39
                              15.69
                              15.69
                              15.7
                              15.94
                              15.89
                              15.89
                              15.91
                              16.03
                              16.02
                              16.02
                              15.8
                              15.6
                              15.6
                              15.5
                              15.65
                              15.55
                              15.62
                              15.71
                              15.58
                              15.58
                              15.65
                              15.61
                              15.61
                              15.75
                              15.84
                              15.79
                              15.8
                              15.6
                              15.6
                              15.62
                              15.7
                              15.62
                              15.48
                              15.85
                              15.85
                              15.7
                              15.5
                              15.48
                              15.55
                              15.79
                              15.89
                              15.88
                              15.88
                              15.99
                              16.08
                              15.95
                              16.2
                              16.15
                              16.1
                              16.18
                              16.13
                              16.15
                              16.1
                              15.9
                              15.92
                              15.92
                              15.99
                              15.99
                              16.1
                              16.1
                              16.15
                              15.9616
                              15.8
                              15.62
                              15.91
                              15.85
                              15.85
                              15.89
                              15.9
                              15.8
                              15.75
                              15.79
                              15.6
                              15.494
                              15.45
                              15.47
                              15.47
                              15.47
                              15.52
                              15.52
                              15.56
                              15.56
                              15.54
                              15.6
                              15.6
                              15.68
                              15.6207
                              15.73
                              15.72
                              15.72
                              15.6875
                              15.73
                              15.66
                              15.75
                              15.84
                              15.66
                              15.55
                              15.65
                              15.66
                              15.71
                              15.71
                              15.78
                              15.88
                              15.66
                              15.56
                              15.59
                              15.6
                              15.6
                              15.6
11/30/06                      15.78

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.78
------------------------------------
Common Share
Net Asset Value               $15.07
------------------------------------
Premium/(Discount) to NAV      4.71%
------------------------------------
Market Yield                   4.68%
------------------------------------
Taxable-Equivalent Yield1      6.83%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $62,925
------------------------------------
Average Effective Maturity
on Securities (Years)          18.49
------------------------------------
Leverage-Adjusted Duration      7.21
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/23/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.38%         6.10%
------------------------------------
1-Year         12.31%         7.97%
------------------------------------
5-Year          6.44%         7.28%
------------------------------------
Since
Inception       6.49%         6.88%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Health Care                    20.4%
------------------------------------
Tax Obligation/General         17.1%
------------------------------------
U.S. Guaranteed                16.3%
------------------------------------
Housing/Multifamily            12.6%
------------------------------------
Tax Obligation/Limited         10.9%
------------------------------------
Education and Civic
   Organizations               10.3%
------------------------------------
Other                          12.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Maryland Dividend Advantage Municipal Fund 2
NZR

Performance
     OVERVIEW As of November 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              47%
AA                               26%
A                                 9%
BBB                              10%
BB or Lower                       3%
N/R                               5%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0695
Jan                           0.0695
Feb                           0.0695
Mar                            0.066
Apr                            0.066
May                            0.066
Jun                            0.064
Jul                            0.064
Aug                            0.064
Sep                            0.064
Oct                            0.064
Nov                            0.064

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15.97
                              15.63
                              15.68
                              15.51
                              15.65
                              15.53
                              15.52
                              15.59
                              15.66
                              16
                              16.05
                              16.0601
                              16.05
                              16.05
                              16.3
                              16.24
                              16.08
                              16.34
                              16.37
                              16.22
                              16.33
                              16.33
                              16.38
                              16.19
                              16.28
                              16.42
                              16.42
                              16.55
                              16.55
                              16.5
                              16.5
                              16.3336
                              16.5
                              16.23
                              16.14
                              16.21
                              16.15
                              16.05
                              16.15
                              15.95
                              16.2
                              16.05
                              16.5
                              16.6
                              16.48
                              16.5
                              16.15
                              16.45
                              16.8
                              16.5
                              16.311
                              16.43
                              16.6
                              16.69
                              16.52
                              16.42
                              16.35
                              16.15
                              16.25
                              16.2
                              16.39
                              16.65
                              16.8
                              16.67
                              16.3
                              16.3
                              16.3
                              16.05
                              15.92
                              15.9
                              16.2
                              16.05
                              15.84
                              15.84
                              15.65
                              15.4
                              15.2
                              15.2
                              14.95
                              14.99
                              15.03
                              14.93
                              14.92
                              15.05
                              15.28
                              15.15
                              15.12
                              15.3
                              15.12
                              15.3
                              15.13
                              15.4
                              15.38
                              15.41
                              15.36
                              15.26
                              14.95
                              15
                              15.03
                              15.23
                              15.05
                              14.9
                              15.15
                              15.15
                              14.9499
                              14.9799
                              14.7
                              14.88
                              14.9
                              15
                              15.12
                              15.17
                              15.23
                              15.2001
                              15.15
                              15
                              14.97
                              15.02
                              14.95
                              15.05
                              14.95
                              14.98
                              14.94
                              14.9
                              14.98
                              14.76
                              15.02
                              15.15
                              15
                              15
                              14.9
                              14.99
                              15.07
                              14.87
                              14.9
                              15.02
                              15.45
                              15.35
                              15.25
                              15.05
                              14.9301
                              14.8
                              15.04
                              15.25
                              15.39
                              15.65
                              15.6
                              15.8
                              16.3
                              16.15
                              16.14
                              16.14
                              16.17
                              16.16
                              16.11
                              15.99
                              15.95
                              15.87
                              15.6
                              15.56
                              15.56
                              15.62
                              15.89
                              15.85
                              15.85
                              15.66
                              15.66
                              15.52
                              15.52
                              15.73
                              15.75
                              15.7801
                              15.8
                              15.83
                              15.8
                              15.8
                              15.63
                              15.7376
                              15.73
                              15.7
                              15.65
                              15.6
                              15.6
                              15.78
                              15.62
                              15.68
                              15.9
                              15.85
                              15.7136
                              15.8
                              15.8
                              15.85
                              15.89
                              15.68
                              15.67
                              15.72
                              15.82
                              15.72
                              15.72
                              15.85
                              15.8
                              15.6
                              15.62
                              15.6
                              15.65
                              15.92
                              15.95
                              15.96
                              15.95
                              16.04
                              16.13
                              16.13
                              16.15
                              16.25
                              15.82
                              15.6
                              15.76
                              15.79
                              15.7
                              15.64
                              15.72
                              15.74
                              15.79
                              15.65
                              15.65
                              15.8
                              15.83
                              15.43
                              15.48
                              15.55
                              15.7
                              15.7
                              15.89
                              16.06
                              16.15
                              16.28
                              16.15
                              16.46
                              16.3
                              16.35
                              16.16
                              16.32
                              16.32
                              16.22
                              16.15
                              16.02
                              15.9
                              15.83
                              16.03
                              15.91
                              15.8
                              15.71
                              15.75
                              16
11/30/06                      16.1

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.10
------------------------------------
Common Share
Net Asset Value               $15.24
------------------------------------
Premium/(Discount) to NAV      5.64%
------------------------------------
Market Yield                   4.77%
------------------------------------
Taxable-Equivalent Yield1      6.96%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $63,790
------------------------------------
Average Effective Maturity
on Securities (Years)          17.52
------------------------------------
Leverage-Adjusted Duration      7.64
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)   11.72%         5.93%
------------------------------------
1-Year          7.81%         7.23%
------------------------------------
5-Year          7.17%         7.54%
------------------------------------
Since
Inception       7.08%         7.01%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.7%
------------------------------------
Health Care                    16.1%
------------------------------------
U.S. Guaranteed                15.0%
------------------------------------
Education and Civic
   Organizations               13.6%
------------------------------------
Tax Obligation/Limited         11.2%
------------------------------------
Housing/Multifamily             6.3%
------------------------------------
Other                          14.1%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders capital gains and net ordinary income distributions in December 2005 of $0.0276 per share.

Nuveen Maryland Dividend Advantage Municipal Fund 3
NWI

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              40%
AA                               32%
A                                 7%
BBB                              13%
BB or Lower                       3%
N/R                               5%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                           0.0595
Jan                           0.0595
Feb                           0.0595
Mar                           0.0595
Apr                           0.0595
May                           0.0595
Jun                           0.0555
Jul                           0.0555
Aug                           0.0555
Sep                           0.0555
Oct                           0.0555
Nov                           0.0555

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      13.84
                              14.01
                              13.84
                              13.85
                              14.05
                              14.15
                              14.11
                              13.75
                              13.6
                              13.55
                              13.59
                              13.56
                              13.56
                              13.57
                              13.7
                              13.73
                              13.76
                              13.7901
                              13.979
                              14
                              14.35
                              14.35
                              14.34
                              14.11
                              14.2
                              14.29
                              14.1
                              14.27
                              14.2
                              14.31
                              14.35
                              14.1901
                              14.09
                              14.19
                              14.35
                              14.3
                              14.18
                              14.35
                              14.62
                              14.39
                              14.53
                              14.45
                              14.34
                              14.29
                              14.27
                              14.22
                              14.19
                              14.15
                              14.13
                              14.24
                              14.43
                              14.5799
                              14.24
                              14.45
                              14.56
                              14.39
                              14.65
                              14.34
                              14.65
                              14.55
                              14.6
                              14.35
                              14.36
                              13.98
                              14
                              14.2001
                              14.51
                              14.4
                              14.15
                              14.38
                              14.54
                              14.51
                              14.65
                              14.4
                              14.4
                              14.04
                              14.01
                              14.02
                              14
                              14.07
                              14
                              14.04
                              13.96
                              14.0699
                              14
                              14.08
                              14.55
                              14.38
                              14.08
                              13.99
                              13.9
                              13.9
                              14.1
                              14.2
                              14.2
                              14.25
                              14.3
                              14.3
                              14.24
                              14.1101
                              13.98
                              14.14
                              14.4
                              14.4
                              14.4
                              13.98
                              14
                              13.95
                              13.95
                              13.93
                              13.93
                              13.98
                              13.98
                              13.91
                              13.8
                              14
                              13.82
                              13.7
                              13.7
                              13.7
                              13.64
                              13.76
                              13.78
                              13.81
                              13.77
                              13.8501
                              14.04
                              14.13
                              14.16
                              14.01
                              13.92
                              13.86
                              13.8701
                              13.86
                              13.65
                              13.52
                              13.48
                              13.45
                              13.5
                              13.46
                              13.39
                              13.27
                              13.37
                              13.37
                              13.39
                              13.3
                              13.43
                              13.4
                              13.51
                              13.53
                              13.5
                              13.63
                              13.67
                              13.54
                              13.5
                              13.51
                              13.5
                              13.4501
                              13.23
                              13.46
                              13.35
                              13.44
                              13.66
                              13.7
                              13.69
                              13.65
                              13.8
                              13.78
                              13.99
                              14
                              14
                              13.98
                              13.89
                              14.02
                              13.9501
                              13.9
                              13.8401
                              13.74
                              13.79
                              13.89
                              13.99
                              14.05
                              14.1
                              14.05
                              13.95
                              13.85
                              14
                              13.89
                              13.89
                              14.11
                              14.35
                              14.31
                              14.15
                              13.97
                              14.24
                              13.92
                              13.89
                              14.08
                              14.17
                              14.15
                              14.22
                              14.14
                              14.03
                              14
                              13.96
                              14.066
                              14.07
                              14.19
                              14.24
                              14.25
                              14.32
                              14.32
                              14.39
                              14.38
                              14.38
                              14.26
                              14.3
                              14.25
                              14.33
                              14.38
                              14.5
                              14.5
                              14.31
                              14.31
                              14.16
                              14.15
                              14.1
                              14.34
                              14.44
                              14.38
                              14.34
                              14.56
                              14.55
                              14.55
                              14.55
                              14.46
                              14.45
                              14.66
                              14.45
                              14.55
                              14.8
                              14.59
                              14.53
                              14.51
                              14.8
                              14.64
                              14.64
                              14.58
                              14.46
                              14.44
                              14.48
                              14.5
                              14.4401
                              14.48
11/30/06                      14.49


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.49
------------------------------------
Common Share
Net Asset Value               $14.88
------------------------------------
Premium/(Discount) to NAV     -2.62%
------------------------------------
Market Yield                   4.60%
------------------------------------
Taxable-Equivalent Yield1      6.72%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $79,744
------------------------------------
Average Effective Maturity
on Securities (Years)          17.60
------------------------------------
Leverage-Adjusted Duration      8.20
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/25/02)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.10%         6.23%
------------------------------------
1-Year          8.80%         8.05%
------------------------------------
Since
Inception       4.45%         6.17%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         21.1%
------------------------------------
Tax Obligation/General         15.6%
------------------------------------
Health Care                    14.5%
------------------------------------
U.S. Guaranteed                13.3%
------------------------------------
Education and Civic
   Organizations               10.5%
------------------------------------
Housing/Multifamily             9.8%
------------------------------------
Utilities                       4.7%
------------------------------------
Other                          10.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 31.5%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Virginia Premium Income Municipal Fund
NPV

Performance
     OVERVIEW As of November 30, 2006

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              55%
AA                               29%
A                                 5%
BBB                               7%
BB or Lower                       1%
N/R                               3%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0655
Jan                           0.0655
Feb                           0.0655
Mar                            0.062
Apr                            0.062
May                            0.062
Jun                            0.059
Jul                            0.059
Aug                            0.059
Sep                            0.059
Oct                            0.059
Nov                            0.059

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      16.28
                              16.34
                              16.34
                              16.29
                              16.06
                              16.09
                              16.01
                              16.17
                              15.8
                              15.65
                              15.82
                              15.76
                              15.54
                              15.22
                              15.22
                              15.26
                              15.37
                              15.75
                              15.8
                              15.9
                              15.97
                              15.97
                              15.98
                              16.18
                              15.93
                              15.85
                              16.14
                              16.09
                              15.6
                              15.7499
                              15.76
                              15.78
                              15.79
                              16.05
                              16
                              15.85
                              16.1
                              16.27
                              16.4
                              16.5
                              16.1
                              15.9
                              15.8
                              15.76
                              15.61
                              15.51
                              15.57
                              15.55
                              15.71
                              15.75
                              15.76
                              15.95
                              16.08
                              16.11
                              15.66
                              15.86
                              15.76
                              15.95
                              16.18
                              16.15
                              16.4
                              16.5
                              16.3
                              15.8
                              15.83
                              15.72
                              15.4
                              15.45
                              15.75
                              15.75
                              16.15
                              16.19
                              16.18
                              16
                              15.85
                              16.14
                              15.54
                              15.5
                              15.5
                              15.41
                              15.5
                              15.41
                              15.41
                              15.44
                              15.27
                              15.5
                              15.55
                              15.48
                              15.19
                              15.35
                              15.1
                              14.95
                              15.05
                              14.9001
                              15.21
                              15.28
                              15.27
                              15.5
                              15.39
                              15.6
                              15.75
                              15.65
                              15.3
                              15.3
                              15.51
                              15.87
                              15.78
                              15.35
                              15.37
                              15.1
                              15.19
                              15.11
                              14.91
                              14.99
                              15.11
                              15.12
                              14.9
                              15.15
                              14.98
                              14.92
                              14.85
                              15.1
                              15.1
                              15.19
                              15.05
                              14.91
                              15
                              15
                              14.81
                              14.83
                              14.83
                              14.82
                              14.84
                              14.88
                              14.69
                              14.53
                              14.51
                              14.49
                              14.5
                              14.53
                              14.5
                              14.38
                              14.24
                              14.26
                              14.34
                              14.29
                              14.29
                              14.3
                              14.45
                              14.69
                              14.39
                              14.48
                              14.5
                              14.54
                              14.35
                              14.42
                              14.41
                              14.31
                              14.42
                              14.35
                              14.46
                              14.59
                              14.65
                              14.62
                              14.67
                              14.7399
                              14.7
                              14.8
                              15.02
                              14.97
                              14.8
                              14.94
                              14.96
                              15.07
                              14.968
                              14.926
                              14.9
                              15
                              14.92
                              14.82
                              14.99
                              14.82
                              14.78
                              14.82
                              14.8
                              14.8099
                              14.7101
                              14.76
                              14.84
                              14.88
                              14.84
                              14.91
                              14.89
                              14.8
                              14.7
                              14.89
                              14.89
                              14.9
                              14.94
                              14.9499
                              14.91
                              14.99
                              15.12
                              14.97
                              15.02
                              15.08
                              15.3001
                              15.47
                              15.36
                              15.5
                              15.51
                              15.51
                              15.49
                              15.56
                              15.5
                              15.53
                              15.47
                              15.52
                              15.52
                              15.5
                              15.5
                              15.29
                              15.58
                              15.41
                              15.47
                              15.3699
                              15.28
                              15.44
                              15.29
                              15.45
                              15.5
                              15.41
                              15.27
                              15.09
                              15.22
                              15.2
                              15.13
                              15.08
                              15.12
                              15.0801
                              15.05
                              15.14
                              15.1
                              15.16
                              15.16
                              15.21
                              15.19
                              15.16
                              15.13
                              15.2
                              15.2
                              15.12
                              15.2
                              15.15
11/30/06                      15.3

FUND SNAPSHOT
------------------------------------
Common Share Price            $15.30
------------------------------------
Common Share
Net Asset Value               $15.36
------------------------------------
Premium/(Discount) to NAV     -0.39%
------------------------------------
Market Yield                   4.63%
------------------------------------
Taxable-Equivalent Yield1      6.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $136,964
------------------------------------
Average Effective Maturity
on Securities (Years)          14.71
------------------------------------
Leverage-Adjusted Duration      7.30
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/18/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.06%         5.60%
------------------------------------
1-Year          1.20%         6.95%
------------------------------------
5-Year          4.87%         6.92%
------------------------------------
10-Year         6.74%         6.77%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.6%
------------------------------------
Tax Obligation/General         18.0%
------------------------------------
U.S. Guaranteed                13.1%
------------------------------------
Health Care                    11.6%
------------------------------------
Transportation                  9.0%
------------------------------------
Utilities                       7.9%
------------------------------------
Education and Civic
   Organizations                4.8%
------------------------------------
Water and Sewer                 4.6%
------------------------------------
Other                          11.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.2431 per share.

Nuveen Virginia Dividend Advantage Municipal Fund
NGB

Performance
     OVERVIEW As of November 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              49%
AA                               26%
A                                 6%
BBB                               8%
BB or Lower                       3%
N/R                               8%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Dec                            0.072
Jan                            0.072
Feb                            0.072
Mar                            0.072
Apr                            0.072
May                            0.072
Jun                           0.0685
Jul                           0.0685
Aug                           0.0685
Sep                           0.0655
Oct                           0.0655
Nov                           0.0655

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      15.8
                              16.27
                              16.26
                              16.55
                              16.05
                              15.9
                              15.98
                              15.95
                              15.79
                              16
                              15.9901
                              15.65
                              15.84
                              16.05
                              16.04
                              16
                              16
                              16
                              16.15
                              16.25
                              16.3
                              16.3
                              16.35
                              16.52
                              16.75
                              16.55
                              17
                              16.99
                              17
                              17
                              17
                              17.17
                              17.55
                              17.55
                              17.74
                              17.75
                              17.65
                              17.8801
                              17.86
                              17.95
                              18
                              18
                              17.92
                              17.35
                              17.2
                              17.1
                              17.41
                              17.45
                              17.4
                              17.11
                              17.3
                              17.3
                              17.3
                              17.339
                              16.83
                              16.73
                              16.69
                              16.95
                              17
                              17.3
                              17.3
                              17.25
                              17.45
                              17.19
                              17.19
                              17.19
                              17.24
                              17
                              17.01
                              17.05
                              17.29
                              17.29
                              17.4
                              17.5
                              17.6744
                              17.75
                              17.16
                              17.16
                              16.75
                              16.95
                              17.09
                              17.09
                              16.8
                              16.9
                              17.16
                              17.27
                              17.28
                              17.28
                              17.27
                              17.43
                              17.43
                              17.3
                              17.12
                              17.12
                              16.96
                              16.88
                              16.95
                              17.2
                              17.04
                              17.13
                              17.06
                              17.2
                              17.25
                              17.25
                              17.4
                              17.66
                              17.8
                              17.61
                              17.51
                              17.55
                              17.35
                              17.35
                              17.4
                              17.4
                              17.25
                              17.25
                              17.25
                              17.12
                              17.45
                              17.55
                              17.55
                              17.05
                              17.07
                              17.05
                              17.1
                              17.1
                              17.18
                              17.34
                              17.21
                              17.34
                              17.15
                              17.07
                              17.3
                              17.2
                              17.1
                              17.18
                              17.18
                              16.99
                              16.78
                              16.78
                              16.75
                              16.75
                              16.74
                              16.7
                              16.61
                              16.7
                              16.77
                              16.77
                              16.8
                              16.93
                              16.56
                              16.19
                              16.24
                              16.25
                              16.31
                              16.35
                              16.05
                              15.9
                              15.92
                              16.1
                              16.1
                              15.88
                              15.96
                              15.96
                              15.95
                              15.96
                              15.96
                              15.96
                              15.96
                              15.95
                              16
                              16.08
                              16.17
                              16.1
                              16.3
                              16.2
                              16.25
                              16.35
                              16.61
                              16.59
                              16.59
                              16.59
                              16.8
                              16.71
                              16.71
                              16.71
                              17
                              17
                              17.07
                              17.07
                              17.17
                              17.17
                              17.05
                              16.55
                              16.55
                              16.73
                              16.52
                              16.52
                              16.5
                              16.5
                              16.53
                              16.53
                              16.47
                              16.44
                              16.33
                              16.3999
                              16.28
                              16.3
                              16.39
                              16.5
                              16.7
                              16.7
                              16.76
                              16.7801
                              16.8
                              16.8012
                              16.75
                              16.75
                              16.8
                              16.8
                              16.8
                              16.65
                              16.65
                              16.6454
                              16.7093
                              16.7093
                              16.6
                              16.6
                              16.6
                              16.5611
                              16.52
                              16.63
                              16.5
                              16.51
                              16.54
                              16.8
                              16.75
                              16.75
                              16.8
                              16.8
                              16.8
                              16.75
                              16.75
                              16.75
                              16.55
                              16.68
                              16.62
                              16.69
                              16.75
                              16.79
                              16.84
                              16.93
                              17.45
                              17.4
11/30/06                      17.65

FUND SNAPSHOT
------------------------------------
Common Share Price            $17.65
------------------------------------
Common Share
Net Asset Value               $15.36
------------------------------------
Premium/(Discount) to NAV     14.91%
------------------------------------
Market Yield                   4.45%
------------------------------------
Taxable-Equivalent Yield1      6.54%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $48,052
------------------------------------
Average Effective Maturity
on Securities (Years)          16.47
------------------------------------
Leverage-Adjusted Duration      7.38
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/01)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.71%         5.79%
------------------------------------
1-Year         19.74%         7.41%
------------------------------------
5-Year          8.43%         7.87%
------------------------------------
Since
Inception       8.42%         7.27%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         19.4%
------------------------------------
Transportation                 16.2%
------------------------------------
Tax Obligation/Limited         16.0%
------------------------------------
U.S. Guaranteed                11.3%
------------------------------------
Education and Civic
   Organizations                8.1%
------------------------------------
Health Care                     7.3%
------------------------------------
Long-Term Care                  6.9%
------------------------------------
Other                          14.8%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Virginia Dividend Advantage Municipal Fund 2
NNB

Performance
     OVERVIEW As of November 30, 2006


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              48%
AA                               29%
A                                 6%
BBB                               8%
BB or Lower                       2%
N/R                               7%

Bar Chart:
2005-2006 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Dec                           0.0715
Jan                           0.0715
Feb                           0.0715
Mar                            0.068
Apr                            0.068
May                            0.068
Jun                            0.065
Jul                            0.065
Aug                            0.065
Sep                            0.065
Oct                            0.065
Nov                            0.065

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
12/01/05                      16
                              16.14
                              16.46
                              16.5
                              16.44
                              16.6
                              16.62
                              16.55
                              16.5
                              16.5
                              16.26
                              16.09
                              16.09
                              16.25
                              16.26
                              16.39
                              16.39
                              16.6
                              16.63
                              16.65
                              16.64
                              16.64
                              16.95
                              17.4
                              17.25
                              16.9
                              17.07
                              17
                              16.9
                              16.81
                              16.8
                              16.8
                              16.85
                              16.7
                              16.9
                              16.8
                              17
                              17.01
                              16.9
                              16.89
                              16.89
                              17.15
                              17.3
                              17.27
                              16.9
                              17.15
                              17.35
                              17.37
                              17.11
                              17.25
                              17.05
                              17.05
                              17.05
                              17
                              17
                              17.05
                              16.91
                              16.95
                              17.15
                              17
                              16.91
                              16.85
                              16.55
                              16.4
                              16.4
                              16.6
                              16.45
                              16.49
                              16.94
                              16.94
                              17.09
                              17.09
                              17.11
                              16.75
                              16.46
                              16.55
                              16.11
                              16.12
                              16.5
                              16.49
                              16.46
                              16.75
                              16.65
                              16.85
                              16.75
                              17.04
                              17.04
                              17.04
                              17.18
                              16.88
                              16.6
                              16.21
                              16.201
                              16.182
                              16.05
                              16.02
                              16.1
                              16
                              15.75
                              15.91
                              15.94
                              15.94
                              15.97
                              15.97
                              15.95
                              16.1
                              16.15
                              16.3
                              16.15
                              16.22
                              16.45
                              16.35
                              16.45
                              16.4
                              16.42
                              16.21
                              16.3
                              16.38
                              16.1601
                              16.15
                              16.15
                              16.3
                              16.45
                              16.4
                              16.13
                              16.4
                              16.45
                              16.66
                              16.6
                              16.1
                              15.96
                              16.02
                              16
                              15.98
                              15.84
                              16
                              15.9401
                              15.9
                              15.95
                              15.85
                              15.8
                              15.5
                              15.7
                              15.79
                              15.6
                              15.73
                              15.85
                              15.76
                              15.94
                              16.15
                              16.11
                              16.05
                              15.9501
                              15.83
                              15.72
                              15.9
                              15.9
                              15.8
                              15.95
                              15.85
                              15.95
                              15.85
                              15.95
                              15.75
                              15.7
                              15.82
                              15.74
                              15.66
                              15.79
                              15.65
                              15.79
                              15.79
                              15.79
                              15.75
                              15.79
                              15.8
                              15.8399
                              15.8399
                              15.82
                              15.77
                              15.8
                              15.78
                              15.8
                              15.85
                              15.98
                              16.03
                              15.9301
                              15.99
                              16.06
                              16
                              16.0801
                              16.09
                              16.1
                              15.82
                              15.9
                              16.14
                              16.09
                              16
                              16
                              15.99
                              15.85
                              15.95
                              15.87
                              15.71
                              15.78
                              15.88
                              15.9
                              15.93
                              15.95
                              15.99
                              16.08
                              16.08
                              16.11
                              16.2
                              16.2
                              16.15
                              15.9713
                              15.94
                              15.97
                              15.9
                              15.94
                              15.85
                              15.8
                              15.84
                              15.85
                              15.88
                              15.87
                              15.85
                              15.7501
                              15.95
                              15.91
                              16.06
                              16.06
                              16.14
                              16.08
                              16.19
                              16.25
                              16.34
                              16.3
                              16.28
                              16.15
                              16.1
                              16.0101
                              16.19
                              16.35
                              16.28
                              16.26
                              16.3
                              16.53
                              16.45
                              16.41
                              16.25
                              16.36
                              16.16
11/30/06                      16.29

FUND SNAPSHOT
------------------------------------
Common Share Price            $16.29
------------------------------------
Common Share
Net Asset Value               $15.48
------------------------------------
Premium/(Discount) to NAV      5.23%
------------------------------------
Market Yield                   4.79%
------------------------------------
Taxable-Equivalent Yield1      7.04%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $88,611
------------------------------------
Average Effective Maturity
on Securities (Years)          16.61
------------------------------------
Leverage-Adjusted Duration      7.47
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/01)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    1.77%         5.73%
------------------------------------
1-Year          7.59%         7.43%
------------------------------------
5-Year          7.52%         7.82%
------------------------------------
Since
Inception       7.48%         7.69%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.0%
------------------------------------
Tax Obligation/Limited         13.8%
------------------------------------
Health Care                    11.9%
------------------------------------
U.S. Guaranteed                11.5%
------------------------------------
Water and Sewer                10.3%
------------------------------------
Housing/Single Family           6.4%
------------------------------------
Long-Term Care                  6.2%
------------------------------------
Education and Civic
   Organizations                5.1%
------------------------------------
Other                          11.8%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 32%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2005 of $0.0666 per share.

                        Shareholder
                              MEETING REPORT

                        The shareholder meeting was held in the offices of Nuveen Investments on November 14, 2006.

                                             NMY                                NFM                                NZR
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting     shares voting    shares voting      shares voting    shares voting   shares voting
                                     together          together         together           together         together        together
                                   as a class        as a class       as a class         as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                              9,927,423                --        3,999,696                 --        4,108,086              --
   Withhold                           115,361                --           45,542                 --           34,707              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================
Lawrence H. Brown
   For                              9,922,483                --        3,998,526                 --        4,108,286              --
   Withhold                           120,301                --           46,712                 --           34,507              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================
Jack B. Evans
   For                              9,910,907                --        3,996,507                 --        4,108,286              --
   Withhold                           131,877                --           48,731                 --           34,507              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================
William C. Hunter
   For                              9,923,082                --        3,988,502                 --        4,108,086              --
   Withhold                           119,702                --           56,736                 --           34,707              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================
David J. Kundert
   For                              9,923,440                --        3,997,007                 --        4,108,086              --
   Withhold                           119,344                --           48,231                 --           34,707              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================
William J. Schneider
   For                                     --             3,106               --              1,254               --           1,261
   Withhold                                --                --               --                  1               --               8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             3,106               --              1,255               --           1,269
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             3,106               --              1,254               --           1,261
   Withhold                                --                --               --                  1               --               8
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             3,106               --              1,255               --           1,269
====================================================================================================================================
Judith M. Stockdale
   For                              9,927,417                --        3,999,196                 --        4,108,086              --
   Withhold                           115,367                --           46,042                 --           34,707              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================
Eugene S. Sunshine
   For                              9,912,244                --        3,988,502                 --        4,108,086              --
   Withhold                           130,540                --           56,736                 --           34,707              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           10,042,784                --        4,045,238                 --        4,142,793              --
====================================================================================================================================

                                              NWI                                NPV                                NGB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                   Common and                         Common and                          Common and
                                MuniPreferred     MuniPreferred    MuniPreferred      MuniPreferred    MuniPreferred   MuniPreferred
                                shares voting     shares voting    shares voting      shares voting    shares voting   shares voting
                                     together          together         together           together         together        together
                                   as a class        as a class       as a class         as a class       as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                              5,248,023                --        7,792,179                 --        2,751,798              --
   Withhold                            35,764                --           68,668                 --           23,463              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================
Lawrence H. Brown
   For                              5,243,023                --        7,782,045                 --        2,748,919              --
   Withhold                            40,764                --           78,802                 --           26,342              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================
Jack B. Evans
   For                              5,243,833                --        7,793,413                 --        2,750,744              --
   Withhold                            39,954                --           67,434                 --           24,517              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================
William C. Hunter
   For                              5,250,033                --        7,793,413                 --        2,750,744              --
   Withhold                            33,754                --           67,434                 --           24,517              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================
David J. Kundert
   For                              5,249,733                --        7,795,467                 --        2,750,544              --
   Withhold                            34,054                --           65,380                 --           24,717              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================
William J. Schneider
   For                                     --             1,536               --              1,994               --             774
   Withhold                                --                --               --                 51               --              40
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,536               --              2,045               --             814
====================================================================================================================================
Timothy R. Schwertfeger
   For                                     --             1,536               --              1,994               --             774
   Withhold                                --                --               --                 51               --              40
------------------------------------------------------------------------------------------------------------------------------------
   Total                                   --             1,536               --              2,045               --             814
====================================================================================================================================
Judith M. Stockdale
   For                              5,250,333                --        7,797,467                 --        2,752,244              --
   Withhold                            33,454                --           63,380                 --           23,017              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================
Eugene S. Sunshine
   For                              5,248,533                --        7,791,213                 --        2,750,544              --
   Withhold                            35,254                --           69,634                 --           24,717              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            5,283,787                --        7,860,847                 --        2,775,261              --
====================================================================================================================================

                        Shareholder
                            MEETING REPORT (continued)
                                                                                                                    NNB
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                                                          Common and
                                                                                                       MuniPreferred   MuniPreferred
                                                                                                       shares voting   shares voting
                                                                                                            together        together
                                                                                                          as a class      as a class
====================================================================================================================================
Robert P. Bremner
   For                                                                                                     5,184,088              --
   Withhold                                                                                                   29,233              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================
Lawrence H. Brown
   For                                                                                                     5,175,343              --
   Withhold                                                                                                   37,978              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================
Jack B. Evans
   For                                                                                                     5,180,368              --
   Withhold                                                                                                   32,953              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================
William C. Hunter
   For                                                                                                     5,181,938              --
   Withhold                                                                                                   31,383              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================
David J. Kundert
   For                                                                                                     5,183,079              --
   Withhold                                                                                                   30,242              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================
William J. Schneider
   For                                                                                                            --           1,339
   Withhold                                                                                                       --              44
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --           1,383
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                                                            --           1,338
   Withhold                                                                                                       --              45
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                          --           1,383
====================================================================================================================================
Judith M. Stockdale
   For                                                                                                     5,182,048              --
   Withhold                                                                                                   31,273              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================
Eugene S. Sunshine
   For                                                                                                     5,183,749              --
   Withhold                                                                                                   29,572              --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                                                   5,213,321              --
====================================================================================================================================

                        Nuveen Maryland Premium Income Municipal Fund (NMY)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 1.4% (1.0% OF TOTAL INVESTMENTS)

$       2,100   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA     $    2,312,814
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.0% (1.4% OF TOTAL INVESTMENTS)

        3,075   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          3,240,497
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 22.1% (14.8% OF TOTAL INVESTMENTS)

        1,250   Frederick County, Maryland, Educational Facilities Revenue            9/16 at 100.00        BBB-          1,353,775
                 Bonds, Mount Saint Mary's College, Series 2006,
                 5.625%, 9/01/38

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          200    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            209,758
          200    5.800%, 9/01/30                                                      3/10 at 101.00        BBB-            209,996

        1,000   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+          1,072,170
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

                Maryland Economic Development Corporation, Utility
                Infrastructure Revenue Bonds, University of Maryland - College
                Park, Series 2001:
        1,000    5.375%, 7/01/15 - AMBAC Insured                                      7/11 at 100.00         AAA          1,074,830
        1,000    5.375%, 7/01/16 - AMBAC Insured                                      7/11 at 100.00         AAA          1,074,830

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Bullis School, Series 2000:
          750    5.250%, 7/01/25 - FSA Insured                                        1/11 at 101.00         AAA            799,260
          500    5.250%, 7/01/30 - FSA Insured                                        1/11 at 101.00         AAA            532,840

        1,250   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-          1,319,838
                 Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34

        1,460   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1          1,539,351
                 Revenue Bonds, Maryland Institute College of Art, Series 2001,
                 5.625%, 6/01/36

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/07 at 102.00          AA          1,546,080
                 Revenue Refunding Bonds, Johns Hopkins University,
                 Series 1997, 5.625%, 7/01/27

        1,365   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1          1,479,182
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/19

        9,445   Morgan State University, Maryland, Student Tuition and Fee              No Opt. Call         AAA         11,670,808
                 Revenue Refunding Bonds, Academic Fees and Auxiliary
                 Facilities, Series 1993, 6.100%, 7/01/20 - MBIA Insured

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2003A:
        4,000    5.000%, 4/01/15                                                      4/13 at 100.00          AA          4,316,920
        2,680    5.000%, 4/01/19                                                      4/13 at 100.00          AA          2,880,544

        1,685   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA          1,847,400
                 Bonds, Series 2006A, 5.000%, 10/01/22

                Westminster, Maryland, Educational Facilities Revenue Bonds,
                McDaniel College, Series 2006:
        1,400    5.000%, 11/01/31                                                    11/16 at 100.00        BBB+          1,485,960
          850    4.500%, 11/01/36                                                    11/16 at 100.00        BBB+            853,689

------------------------------------------------------------------------------------------------------------------------------------
       31,535   Total Education and Civic Organizations                                                                  35,267,231
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.9% (16.7% OF TOTAL INVESTMENTS)

        1,525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2          1,648,998
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          3,515,298
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 5.800%, 7/01/32


                                       19

                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE (continued)

$       1,665   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA     $    1,749,049
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

        1,400   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,459,234
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+          1,548,585
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,028,080
                 Revenue Bonds, Johns Hopkins Hospital, Howard County
                 General Hospital Acquisition, Series 1998, 5.000%, 7/01/19 -
                 MBIA Insured

        2,000   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00          A+          2,092,480
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        3,800   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          4,033,244
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

        2,040   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A          2,156,668
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

        1,750   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        BBB+          1,882,895
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

        3,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          3,497,618
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00           A          1,650,765
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2002, 6.000%, 7/01/22

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00         AAA          1,065,710
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2004B, 5.000%, 7/01/24 - AMBAC Insured

        4,200   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          4,517,709
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 5.000%, 7/01/34 - MBIA Insured (UB)

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
        3,080    5.375%, 7/01/14                                                      1/07 at 100.00          B3          2,848,784
        6,000    5.300%, 7/01/24                                                      1/07 at 100.00          B3          5,167,080

------------------------------------------------------------------------------------------------------------------------------------
       38,960   Total Health Care                                                                                        39,862,197
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 13.4% (9.0% OF TOTAL INVESTMENTS)

        1,450   Maryland Community Development Administration, FNMA                   2/11 at 101.00         Aaa          1,532,940
                 Multifamily Development Revenue Bonds, Edgewater Village
                 Apartments, Series 2000B, 5.800%, 8/01/20 (Alternative
                 Minimum Tax)

        2,500   Maryland Community Development Administration, Housing                1/09 at 101.00         Aa2          2,560,675
                 Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative
                 Minimum Tax)

          880   Maryland Community Development Administration, Housing                1/10 at 100.00         Aa2            919,362
                 Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative
                 Minimum Tax)

        1,000   Maryland Economic Development Corporation, Senior Lien               10/13 at 100.00          B1          1,008,940
                 Student Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

        1,000   Maryland Economic Development Corporation, Student                    6/09 at 102.00        Baa3          1,047,800
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 Salisbury State University, Series 1999A, 6.000%, 6/01/19

        1,145   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA          1,234,310
                 Revenue Refunding Bonds, University of Maryland College
                 Park Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured

        3,830   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa          3,912,690
                 Maryland, FNMA/FHA-Insured Multifamily Housing
                 Development Bonds, Series 1998A, 5.200%, 7/01/30

          360   Montgomery County Housing Opportunities Commission,                   1/07 at 101.00         Aa2            363,996
                 Maryland, GNMA/FHA-Insured Multifamily Housing
                 Revenue Bonds, Series 1995A, 5.900%, 7/01/15

        1,500   Montgomery County Housing Opportunities Commission,                   1/07 at 102.00         Aaa          1,531,710
                 Maryland, Multifamily Housing Development Bonds,
                 Series 1996B, 5.900%, 7/01/26

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,111,900
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000A, 6.100%, 7/01/30


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$         540   Prince George's County Housing Authority, Maryland,                   9/09 at 102.00         AAA     $      568,798
                 GNMA Collateralized Mortgage Revenue Bonds, University
                 Landing Apartments, Series 1999, 6.100%, 3/20/41
                 (Alternative Minimum Tax)

          860   Prince George's County Housing Authority, Maryland, GNMA              5/07 at 100.00         AAA            860,714
                 Collateralized Mortgage Revenue Refunding Bonds, Foxglenn
                 Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative
                 Minimum Tax)

                Prince George's County Housing Authority, Maryland, GNMA
                Collateralized Mortgage Revenue Refunding Bonds, Overlook
                Apartments, Series 1995A:
        2,000    5.700%, 12/20/15                                                    12/06 at 101.00         AAA          2,022,680
        1,670    5.750%, 12/20/19                                                    12/06 at 101.00         AAA          1,688,804

------------------------------------------------------------------------------------------------------------------------------------
       20,735   Total Housing/Multifamily                                                                                21,365,319
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 5.1% (3.4% OF TOTAL INVESTMENTS)

        1,195   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2          1,234,865
                 of Housing and Community Development, Residential
                 Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative
                 Minimum Tax)

        4,100   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2          4,235,423
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
                 (Alternative Minimum Tax)

        1,630   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2          1,682,339
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative
                 Minimum Tax)

          600   Maryland Community Development Administration, Residential            9/15 at 100.00         Aa2            613,110
                 Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
                 Minimum Tax)

           15   Prince George's County Housing Authority, Maryland,                   8/10 at 100.00         AAA             15,582
                 FHLMC/FNMA/GNMA Collateralized Single Family
                 Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19
                 (Alternative Minimum Tax)

          320   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            322,429
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,860   Total Housing/Single Family                                                                               8,103,748
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.7% (0.4% OF TOTAL INVESTMENTS)

        1,000   Carroll County, Maryland, Revenue Refunding Bonds, EMA                1/09 at 101.00          AA          1,044,760
                 Obligated Group, Series 1999A, 5.625%, 1/01/25 -
                 RAAI Insured
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 34.6% (23.2% OF TOTAL INVESTMENTS)

        2,030   Anne Arundel County, Maryland, General Obligation Bonds,              4/14 at 100.00         AA+          2,213,065
                 Series 2004, 5.000%, 4/01/16

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
        1,310    5.000%, 3/01/21                                                      3/16 at 100.00         AA+          1,436,415
        1,000    5.000%, 3/01/21                                                      3/16 at 100.00         AA+          1,096,500

          685   Anne Arundel County, Maryland, Water and Sewer Revenue                3/16 at 100.00         AA+            758,274
                 Bonds, Series 2006, 5.000%, 3/01/17

                Baltimore County, Maryland, Metropolitan District Special
                Assessment Bonds, 67th Issue:
        2,500    5.000%, 6/01/25                                                      6/11 at 101.00         AAA          2,643,125
        3,500    5.000%, 6/01/26                                                      6/11 at 101.00         AAA          3,695,895

        1,000   Baltimore, Maryland, Consolidated General Obligation                    No Opt. Call          A+          1,064,840
                 Public Improvement Bonds, Series 1989B, 7.150%, 10/15/08

        1,540   Baltimore, Maryland, General Obligation Consolidated                 10/14 at 100.00         AAA          1,667,420
                 Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 -
                 AMBAC Insured

          700   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            773,486
                 Bonds, Series 2005A, 5.000%, 12/01/16

                Charles County, Maryland, Consolidated General Obligation
                Public Improvement Bonds, Series 2006:
        2,185    5.000%, 3/01/14                                                        No Opt. Call          AA          2,390,587
          820    5.000%, 3/01/16                                                        No Opt. Call          AA            909,077

        1,500   Frederick County, Maryland, General Obligation Public                   No Opt. Call          AA          1,702,710
                 Facilities Bonds, Series 2006, 5.000%, 11/01/20

          615   Frederick County, Maryland, Special Obligation Bonds,                 7/10 at 102.00          AA            663,800
                 Villages of Lake Linganore Community Development
                 Authority, Series 2001A, 5.700%, 7/01/29 - RAAI Insured


                                       21


                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                Howard County, Maryland, Consolidated Public Improvement
                Bonds, Series 2004B:
$         735    5.000%, 8/15/16                                                      2/14 at 100.00         AAA     $      801,393
        1,625    5.000%, 8/15/17                                                      2/14 at 100.00         AAA          1,767,464
        1,180    5.000%, 8/15/19                                                      2/14 at 100.00         AAA          1,278,471

        1,725   Howard County, Maryland, Metropolitan District Refunding              2/12 at 100.00         AAA          1,861,103
                 Bonds, Series 2002A, 5.250%, 8/15/18

        1,190   Maryland National Capital Park Planning Commission,                   1/14 at 100.00          AA          1,290,258
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        2,500   Maryland, General Obligation Bonds, Series 2005,                      8/15 at 100.00         AAA          2,757,175
                 5.000%, 8/01/17

        3,520   Montgomery County, Maryland, Consolidated General                       No Opt. Call         AAA          3,901,674
                 Obligation Public Improvement Bonds, Series 2005A,
                 5.000%, 7/01/15

                Montgomery County, Maryland, Consolidated General
                Obligation Public Improvement Refunding Bonds, Series 2001:
        1,750    5.250%, 10/01/13                                                    10/11 at 101.00         AAA          1,899,870
        2,000    5.250%, 10/01/18                                                    10/11 at 101.00         AAA          2,159,700

          925   Northern Mariana Islands General Obligation Bonds,                    6/10 at 100.00           A            979,177
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,000   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA          1,084,960
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        2,000   Prince George's County, Maryland, General Obligation                  9/12 at 101.00         AA+          2,027,640
                 Consolidated Public Improvement Bonds, Series 2002,
                 4.100%, 9/15/19

        5,770   Prince George's County, Maryland, General Obligation                 10/13 at 100.00         AA+          6,231,773
                 Consolidated Public Improvement Bonds,
                 Series 2003A, 5.000%, 10/01/18

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, Sewerage Disposal Bonds,
                Series 2005:
        2,000    5.000%, 6/01/16                                                      6/15 at 100.00         AAA          2,209,240
        1,235    5.000%, 6/01/23                                                      6/15 at 100.00         AAA          1,346,039
        1,235    5.000%, 6/01/24                                                      6/15 at 100.00         AAA          1,344,162
        1,235    5.000%, 6/01/25                                                      6/15 at 100.00         AAA          1,342,284

------------------------------------------------------------------------------------------------------------------------------------
       51,010   Total Tax Obligation/General                                                                             55,297,577
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 17.4% (11.7% OF TOTAL INVESTMENTS)

                Baltimore Board of School Commissioners, Maryland, Revenue
                Bonds, City Public School System, Series 2003A:
        1,500    5.000%, 5/01/16                                                      5/13 at 100.00         AA+          1,622,940
        1,000    5.000%, 5/01/18                                                      5/13 at 100.00         AA+          1,076,910

        2,900   Baltimore, Maryland, Project Revenue Bonds, Series 2006,              7/16 at 100.00         AAA          3,144,557
                 5.000%, 7/01/31 - AMBAC Insured

          300   Baltimore, Maryland, Special Obligation Bonds, North Locust           9/15 at 101.00         N/R            316,059
                 Point Project, Series 2005, 5.500%, 9/01/34

          900   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            963,252
                 Town Center Project, Series 2004, 5.750%, 7/01/34

                Maryland Department of Transportation, Certificates of
                Participation, Mass Transit Administration Project, Series 2000:
          875    5.500%, 10/15/19 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            931,901
          925    5.500%, 10/15/20 (Alternative Minimum Tax)                          10/10 at 101.00         AA+            985,153

        4,250   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          4,865,995
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,875   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,044,087
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

        1,700   Maryland Stadium Authority, Lease Revenue Bonds,                      6/13 at 100.00         AA+          1,811,061
                 Montgomery County Conference Center Facilities,
                 Series 2003, 5.000%, 6/15/24

        2,455   Maryland Stadium Authority, Lease Revenue Bonds, Sports               3/07 at 100.00         AAA          2,468,429
                 Facilities, Series 1996, 5.750%, 3/01/18 - AMBAC Insured

        1,000   Montgomery County, Maryland, Lease Revenue Bonds,                     6/12 at 100.00          AA          1,066,500
                 Metrorail Garage, Series 2002, 5.000%, 6/01/21


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$         675   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA     $      729,101
                 West Germantown Development District, Senior
                 Series 2002A, 5.500%, 7/01/27 - RAAI Insured

          635   New Baltimore City Board of School Commissioners,                    11/10 at 100.00         AA+            670,084
                 Maryland, School System Revenue Bonds,
                 Series 2000, 5.125%, 11/01/15

        2,100   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          2,270,562
                 5.250%, 8/01/21 - FSA Insured

        1,000   Puerto Rico, Highway Revenue Bonds, Highway and                       7/16 at 100.00        BBB+          1,120,540
                 Transportation Authority, Series 1996Y, 5.500%, 7/01/36

        1,500   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA          1,757,280
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,590   Total Tax Obligation/Limited                                                                             27,844,411
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.1% (1.4% OF TOTAL INVESTMENTS)

        1,060   Baltimore, Maryland, Revenue Refunding Bonds, Parking                   No Opt. Call         AAA          1,199,326
                 System Facilities, Series 1998A, 5.250%, 7/01/17 - FGIC Insured

        2,075   Puerto Rico Ports Authority, Special Facilities Revenue Bonds,       12/06 at 102.00        CCC+          2,094,920
                 American Airlines Inc., Series 1996A, 6.250%, 6/01/26
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,135   Total Transportation                                                                                      3,294,246
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 20.1% (13.5% OF TOTAL INVESTMENTS) (4)

        2,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          2,670,650
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded 8/01/12)

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          2,241,400
                 Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured (ETM)

        2,000   Baltimore, Maryland, Revenue Refunding Bonds, Water System              No Opt. Call         AAA          2,282,160
                 Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured (ETM)

        3,000   Frederick County, Maryland, General Obligation Public Facilities      7/09 at 101.00         AAA          3,157,980
                 Bonds, Series 1999, 5.250%, 7/01/18 (Pre-refunded 7/01/09)

        1,000   Frederick County, Maryland, General Obligation Public Facilities     11/12 at 101.00      AA (4)          1,086,290
                 Bonds, Series 2002, 5.000%, 11/01/22 (Pre-refunded 11/01/12)

        2,550   Gaithersburg, Maryland, Hospital Facilities Revenue Refunding           No Opt. Call         AAA          2,793,041
                 and Improvement Bonds, Shady Grove Adventist Hospital,
                 Series 1995, 6.500%, 9/01/12 - FSA Insured (ETM)

          575   Howard County, Maryland, Consolidated Public Improvement              2/12 at 100.00         AAA            622,357
                 Refunding Bonds, Series 2002A, 5.250%, 8/15/18
                 (Pre-refunded 2/15/12)

        1,000   Howard County, Maryland, Consolidated Public Improvement              8/12 at 100.00         AAA          1,076,690
                 Refunding Bonds, Series 2003A, 5.000%, 8/15/22
                 (Pre-refunded 8/15/12)

                Maryland Economic Development Corporation, Health and
                Mental Hygiene Providers Revenue Bonds, Series 1996A:
          935    7.625%, 4/01/21 (Pre-refunded 4/01/11)                               4/11 at 102.00     N/R (4)          1,058,729
          710    7.625%, 4/01/21 (Pre-refunded 4/01/11)                               4/11 at 102.00     N/R (4)            809,556

        2,250   Maryland Economic Development Corporation, Student                    6/09 at 102.00    Baa2 (4)          2,406,780
                 Housing Revenue Bonds, Collegiate Housing Foundation -
                 College Park, Series 1999A, 5.750%, 6/01/24
                 (Pre-refunded 6/01/09)

        3,200   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          3,620,736
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 -
                 AMBAC Insured (ETM)

        3,125   Maryland Health and Higher Educational Facilities Authority,          1/07 at 100.00         Aaa          3,179,281
                 Revenue Bonds, Howard County General Hospital, Series 1993,
                 5.500%, 7/01/25 (ETM)

          760   Maryland Health and Higher Educational Facilities Authority,          7/10 at 101.00      A3 (4)            847,202
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2000, 6.750%, 7/01/30 (Pre-refunded 7/01/10)

          230   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA            265,537
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        1,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,081,600
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/20 (ETM)

          635   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA            663,232
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)


                                       23


                        Nuveen Maryland Premium Income Municipal Fund (NMY) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)     $    2,223,020
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       29,470   Total U.S. Guaranteed                                                                                    32,086,241
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.9% (2.6% OF TOTAL INVESTMENTS)

        2,500   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          2,519,375
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        3,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/14 at 100.00         AAA          3,778,040
                 Series 2004PP, 5.000%, 7/01/22 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,000   Total Utilities                                                                                           6,297,415
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,045   Baltimore, Maryland, Revenue Refunding Bonds, Water System              No Opt. Call         AAA          1,185,260
                 Projects, Series 1994A, 5.000%, 7/01/24 - FGIC Insured

          860   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            953,886
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15

------------------------------------------------------------------------------------------------------------------------------------
        1,905   Total Water and Sewer                                                                                     2,139,146
------------------------------------------------------------------------------------------------------------------------------------
$     222,375   Total Investments (cost $226,062,934) - 149.0%                                                          238,155,602
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                       (2,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      3,600,609
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                        (79,100,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  159,856,211
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY - 3.7% (2.5% OF TOTAL INVESTMENTS)

$         205   Baltimore, Maryland, Pollution Control Revenue Bonds, General           No Opt. Call          B-     $      204,541
                 Motors Corporation, Series 1993, 5.350%, 4/01/08

        1,000   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          1,101,340
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured

          310   Baltimore, Maryland, Subordinate Lien Convention Center Hotel         9/16 at 100.00         Ba1            330,931
                 Revenue Bonds, Series 2006B, 5.875%, 9/01/39

          650   Maryland Economic Development Corporation, Revenue                   12/16 at 100.00         N/R            660,491
                 Bonds, Chesapeake Bay Hyatt Conference Center,
                 Series 2006A, 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
        2,165   Total Consumer Discretionary                                                                              2,297,303
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.6% (1.7% OF TOTAL INVESTMENTS)

        1,535   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          1,617,614
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.3% (10.3% OF TOTAL INVESTMENTS)

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          465    5.700%, 9/01/20                                                      3/10 at 101.00        BBB-            487,455
          500    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            524,395

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            691,550
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

        1,000   Maryland Economic Development Corporation, Utility                    7/11 at 100.00         AAA          1,056,720
                 Infrastructure Revenue Bonds, University of Maryland -
                 College Park, Series 2001, 5.000%, 7/01/19 - AMBAC Insured

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-          1,559,490
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            527,935
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

          625   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1            656,581
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

          475   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            514,587
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

          615   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1            665,202
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/20

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          215    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            220,667
          410    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            420,902

          500   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA            537,415
                 Bonds, Series 2003A, 5.000%, 4/01/19

          800   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA            877,104
                 Bonds, Series 2006A, 5.000%, 10/01/22

          900   Westminster, Maryland, Educational Facilities Revenue Bonds,         11/16 at 100.00        BBB+            903,906
                 McDaniel College, Series 2006, 4.500%, 11/01/36

------------------------------------------------------------------------------------------------------------------------------------
        9,150   Total Education and Civic Organizations                                                                   9,643,909
------------------------------------------------------------------------------------------------------------------------------------


                                       25

                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HEALTH CARE - 30.2% (20.4% OF TOTAL INVESTMENTS)

$       1,325   Maryland Health and Higher Education Facilities Authority,            7/16 at 100.00           A     $    1,396,656
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2006, 5.000%, 7/01/36

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,030,220
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/28 - FSA Insured

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00          A2          1,028,520
                 Revenue Bonds, Calvert Memorial Hospital, Series 1998,
                 5.000%, 7/01/28

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,097,360
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

          750   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            787,860
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            521,155
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            671,054
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,250   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,302,887
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

        2,225   Maryland Health and Higher Educational Facilities Authority,          6/09 at 101.00          A+          2,327,884
                 Revenue Bonds, Kaiser Permanente System, Series 1998A,
                 5.375%, 7/01/15

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          1,061,380
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          585   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            618,456
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        BBB+            753,158
                 Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,053,090
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,093,060
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,700   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          1,828,597
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 5.000%, 7/01/34 - MBIA Insured (UB)

          570   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00          A3            583,201
                 Revenue Refunding Bonds, Union Hospital of Cecil County,
                 Series 1998, 5.100%, 7/01/22

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          290    5.375%, 7/01/14                                                      1/07 at 100.00          B3            268,230
          700    5.300%, 7/01/24                                                      1/07 at 100.00          B3            602,826

------------------------------------------------------------------------------------------------------------------------------------
       18,245   Total Health Care                                                                                        19,025,594
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 18.6% (12.6% OF TOTAL INVESTMENTS)

          750   Baltimore County, Maryland, GNMA Collateralized Revenue              10/08 at 102.00         AAA            771,307
                 Refunding Bonds, Cross Creek Apartments, Series 1998A,
                 5.250%, 10/20/33

        2,000   Maryland Community Development Administration, Housing                7/08 at 101.00         Aa2          2,048,860
                 Revenue Bonds, Series 1998A, 5.625%, 1/01/40
                 (Alternative Minimum Tax)

        1,000   Maryland Community Development Administration,                       12/11 at 100.00         Aaa          1,043,090
                 Multifamily Housing Revenue Bonds, Princess Anne
                 Apartments, Series 2001D, 5.450%, 12/15/33 (Alternative
                 Minimum Tax)

                Maryland Economic Development Corporation, Senior Lien Student
                Housing Revenue Bonds, University of Maryland - Baltimore,
                Series 2003A:
          215    4.250%, 10/01/10                                                       No Opt. Call          B1            207,858
           50    5.000%, 10/01/15                                                    10/13 at 100.00          B1             49,070
          210    5.625%, 10/01/23                                                    10/13 at 100.00          B1            211,877

        1,800   Maryland Economic Development Corporation, Student Housing            7/11 at 101.00           A          1,947,510
                 Revenue Bonds, Sheppard Pratt University Village,
                 Series 2001, 6.000%, 7/01/33 - ACA Insured

          475   Maryland Economic Development Corporation, Student                    6/16 at 100.00         AAA            512,050
                 Housing Revenue Refunding Bonds, University of Maryland
                 College Park Projects, Series 2006, 5.000%, 6/01/33 -
                 CIFG Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY (continued)

$         750   Montgomery County Housing Opportunities Commission,                   7/08 at 101.00         Aaa     $      766,462
                 Maryland, FNMA/FHA-Insured Multifamily Housing
                 Development Bonds, Series 1998A, 5.250%, 7/01/29
                 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,094,700
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

        2,000   Montgomery County Housing Opportunities Commission,                   7/11 at 100.00         Aaa          2,082,340
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2001A, 5.600%, 7/01/42 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       11,250   Total Housing/Multifamily                                                                                11,735,124
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 6.7% (4.5% OF TOTAL INVESTMENTS)

          300   Maryland Community Development Administration,                        9/15 at 100.00         Aa2            310,008
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26
                 (Alternative Minimum Tax)

        1,200   Maryland Community Development Administration,                        3/16 at 100.00         Aa2          1,239,636
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26
                 (Mandatory put 9/13/24) (Alternative Minimum Tax)

          815   Maryland Community Development Administration,                        9/16 at 100.00         Aa2            841,170
                 Department of Housing and Community Development,
                 Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31
                 (Alternative Minimum Tax)

          550   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            567,567
                 Revenue Bonds, Series 2001B, 5.450%, 9/01/32 (Alternative
                 Minimum Tax)

          535   Maryland Community Development Administration, Residential            3/11 at 100.00         Aa2            557,443
                 Revenue Bonds, Series 2001F, 5.600%, 9/01/28 (Alternative
                 Minimum Tax)

          600   Maryland Community Development Administration, Residential            9/15 at 100.00         Aa2            613,110
                 Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
                 Minimum Tax)

           75   Maryland Community Development Administration, Single                10/10 at 100.00         Aa2             75,351
                 Family Program Bonds, First Series 2001, 5.000%, 4/01/17

------------------------------------------------------------------------------------------------------------------------------------
        4,075   Total Housing/Single Family                                                                               4,204,285
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.6% (1.2% OF TOTAL INVESTMENTS)

        1,000   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,017,470
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.6% (0.3% OF TOTAL INVESTMENTS)

          300   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         N/R            319,020
                 Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 25.3% (17.1% OF TOTAL INVESTMENTS)

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
          730    5.000%, 3/01/21                                                      3/16 at 100.00         AA+            800,445
          565    5.000%, 3/01/21                                                      3/16 at 100.00         AA+            619,523

        3,500   Baltimore County, Maryland, Metropolitan District Special             6/11 at 101.00         AAA          3,695,896
                 Assessment Bonds, 67th Issue, 5.000%, 6/01/27

          300   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            331,494
                 Bonds, Series 2005A, 5.000%, 12/01/16

          500   Frederick County, Maryland, General Obligation Public                   No Opt. Call          AA            567,570
                 Facilities Bonds, Series 2006, 5.000%, 11/01/20

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          600    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            661,254
          500    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            549,480

        1,360   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,401,181
                 Bonds, Series 2001A, 4.750%, 2/15/21

        1,000   Maryland National Capital Park Planning Commission,                   1/14 at 100.00          AA          1,084,250
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,360   Montgomery County, Maryland, Consolidated General                       No Opt. Call         AAA          1,507,465
                 Obligation Public Improvement Bonds, Series 2005A,
                 5.000%, 7/01/15

          430   Northern Mariana Islands General Obligation Bonds,                    6/10 at 100.00           A            455,185
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          740   Ocean City, Maryland, General Obligation Bonds, Series 2001,          3/11 at 101.00         AAA            782,165
                 4.875%, 3/01/19 - FGIC Insured


                                       27

                        Nuveen Maryland Dividend Advantage Municipal Fund (NFM) (continued)
                                    Portfolio of INVESTMENTS November 30, 2006 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,500   Prince George's County, Maryland, General Obligation                 12/11 at 101.00         AAA     $    1,627,440
                 Consolidated Public Improvement Bonds, Series 2001,
                 5.250%, 12/01/20 - FGIC Insured

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00         AA+          1,080,660
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

          700   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA            773,234
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2005, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       14,785   Total Tax Obligation/General                                                                             15,937,242
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.1% (10.9% OF TOTAL INVESTMENTS)

          625   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            649,813
                 Project, Series 2005A, 5.350%,7/01/34

          605   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            615,261
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          500   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+            538,455
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/18

          500   Baltimore, Maryland, Project Revenue Bonds, Series 2006,              7/16 at 100.00         AAA            542,165
                 5.000%, 7/01/31 - AMBAC Insured

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            374,598
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,500   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,717,410
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          1,531,703
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

          370   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            398,668
                  Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

          740   Prince George's County, Maryland, Lease Revenue Bonds,                6/13 at 100.00         AAA            800,895
                 Upper Marlboro Justice Center, Series 2003A,
                 5.000%, 6/30/14 - MBIA Insured

          270   Prince George's County, Maryland, Special Obligation Bonds,           7/15 at 100.00         N/R            278,340
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          450   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            460,917
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            820,064
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

        1,290   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00        BBB+          1,419,348
                 Loan Note, Series 1999A, 6.375%, 10/01/19

------------------------------------------------------------------------------------------------------------------------------------
        9,305   Total Tax Obligation/Limited                                                                             10,147,637
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 1.1% (0.7% OF TOTAL INVESTMENTS)

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00         AAA            679,601
                 Parking Facilities Revenue Bonds, Johns Hopkins Hospital,
                 Series 2001, 5.000%, 7/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 24.2% (16.3% OF TOTAL INVESTMENTS) (4)

                Anne Arundel County, Maryland, Various Purpose General
                Obligation Bonds, Series 2001:
          580    4.800%, 2/15/18 (Pre-refunded 2/15/11)                               2/11 at 101.00     AA+ (4)            613,901
          500    5.000%, 2/15/28 (Pre-refunded 2/15/11)                               2/11 at 101.00     AA+ (4)            533,105

        1,015   Baltimore, Maryland, Revenue Refunding Bonds, Water                     No Opt. Call         AAA          1,137,510
                 Projects, Series 1998A, 5.000%, 7/01/28 - FGIC Insured (ETM)

          500   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00     N/R (4)            560,220
                 Revenue Bonds, Collington Episcopal Life Care Community
                 Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)

          835   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA            964,016
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        2,300   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,487,680
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32 (ETM)


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

$       1,700   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA     $    1,836,170
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

        1,590   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,660,691
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

                Washington Suburban Sanitary District, Montgomery and
                Prince George's Counties, Maryland, General Obligation
                Construction Bonds, Series 2001:
          895    5.000%, 6/01/22 (Pre-refunded 6/01/11)                               6/11 at 100.00         AAA            949,908
          935    5.000%, 6/01/23 (Pre-refunded 6/01/11)                               6/11 at 100.00         AAA            992,362
          985    5.000%, 6/01/24 (Pre-refunded 6/01/11)                               6/11 at 100.00         AAA          1,045,430
        1,035    5.000%, 6/01/25 (Pre-refunded 6/01/11)                               6/11 at 100.00         AAA          1,098,497

        1,290   Washington Suburban Sanitary District, Montgomery and                 6/11 at 100.00         AAA          1,355,816
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2001, 4.750%, 6/01/20 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       14,160   Total U.S. Guaranteed                                                                                    15,235,306
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,007,750
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 0.6% (0.4% OF TOTAL INVESTMENTS)

          355   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            393,755
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15

------------------------------------------------------------------------------------------------------------------------------------
$      87,975   Total Investments (cost $88,986,449) - 148.2%                                                            93,261,610
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                       (1,133,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 4.5%                                                                      2,795,917
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.9)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   62,924,527
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER DISCRETIONARY - 3.9% (2.6% OF TOTAL INVESTMENTS)

$         190   Baltimore, Maryland, Pollution Control Revenue Bonds, General           No Opt. Call          B-     $      189,574
                 Motors Corporation, Series 1993, 5.350%, 4/01/08

        1,200   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          1,321,608
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/39 -
                 XLCA Insured

          310   Baltimore, Maryland, Subordinate Lien Convention Center               9/16 at 100.00         Ba1            330,931
                 Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39

          650   Maryland Economic Development Corporation, Revenue Bonds,            12/16 at 100.00         N/R            660,491
                 Chesapeake Bay Hyatt Conference Center, Series 2006A,
                 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
        2,350   Total Consumer Discretionary                                                                              2,502,604
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 2.5% (1.7% OF TOTAL INVESTMENTS)

          770   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB            811,441
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33

          800   Tobacco Settlement Financing Corporation, Virgin Islands,             5/11 at 100.00        Baa3            813,880
                 Tobacco Settlement Asset-Backed Bonds, Series 2001,
                 5.000%, 5/15/31

------------------------------------------------------------------------------------------------------------------------------------
        1,570   Total Consumer Staples                                                                                    1,625,321
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 20.4% (13.6% OF TOTAL INVESTMENTS)

        1,100   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3          1,175,295
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

          500   Frederick County, Maryland, Educational Facilities Revenue            9/16 at 100.00        BBB-            541,510
                 Bonds, Mount Saint Mary's College, Series 2006,
                 5.625%, 9/01/38

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          100    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            104,879
          100    5.800%, 9/01/30                                                      3/10 at 101.00        BBB-            104,998

          645   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            691,550
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          250   Maryland Health and Higher Educational Facilities Authority,          7/08 at 102.00        BBB-            259,915
                 Educational Facilities Leasehold Mortgage Revenue Bonds,
                 McLean School, Series 2001, 6.000%, 7/01/31

          415   Maryland Health and Higher Educational Facilities Authority,          1/11 at 101.00         AAA            442,257
                 Revenue Bonds, Bullis School, Series 2000, 5.250%, 7/01/30 -
                 FSA Insured

          500   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            527,935
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

        1,250   Maryland Health and Higher Educational Facilities Authority,          6/11 at 100.00        Baa1          1,313,163
                 Revenue Bonds, Maryland Institute College of Art,
                 Series 2001, 5.500%, 6/01/32

          500   Maryland Industrial Development Financing Authority,                  5/15 at 100.00         N/R            541,670
                 Revenue Bonds, Our Lady of Good Counsel High School,
                 Series 2005A, 6.000%, 5/01/35

          590   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1            641,566
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/18

          500   Morgan State University, Maryland, Student Tuition and Fee            7/12 at 100.00         AAA            532,950
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2001, 4.900%, 7/01/21 - FGIC Insured

          500   Morgan State University, Maryland, Student Tuition and Fee            7/13 at 100.00         AAA            538,730
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/20 - FGIC Insured

                University of Maryland, Auxiliary Facility and Tuition Revenue
                Bonds, Series 2001B:
        1,580    4.375%, 4/01/17                                                      4/11 at 100.00          AA          1,621,017
        1,140    4.500%, 4/01/19                                                      4/11 at 100.00          AA          1,169,879


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                EDUCATION AND CIVIC ORGANIZATIONS (continued)

$       1,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA     $    1,074,830
                 Bonds, Series 2003A, 5.000%, 4/01/19

          650   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA            712,647
                 Bonds, Series 2006A, 5.000%, 10/01/22

          950   Westminster, Maryland, Educational Facilities Revenue Bonds,         11/16 at 100.00        BBB+          1,008,330
                 McDaniel College, Series 2006, 5.000%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
       12,270   Total Education and Civic Organizations                                                                  13,003,121
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 24.1% (16.1% OF TOTAL INVESTMENTS)

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,030,220
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            838,015
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,097,360
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 6.000%, 7/01/26

          750   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            787,860
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

          500   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            521,155
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            671,054
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          1,061,380
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          525   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            555,025
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          700   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        BBB+            753,158
                 Revenue Bonds, MedStar Health, Series 2004,
                 5.375%, 8/15/24

        1,500   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-          1,579,635
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

        2,000   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00           A          2,093,060
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2001, 5.250%, 7/01/28

        1,700   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          1,828,597
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 5.000%, 7/01/34 - MBIA Insured (UB)

        1,610   Montgomery County, Maryland, Economic Development                    12/11 at 100.00         Aa2          1,691,015
                 Revenue Bonds, Trinity Healthcare Group, Series 2001,
                 5.125%, 12/01/22

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          300    5.375%, 7/01/14                                                      1/07 at 100.00          B3            277,479
          700    5.300%, 7/01/24                                                      1/07 at 100.00          B3            602,826

------------------------------------------------------------------------------------------------------------------------------------
       14,710   Total Health Care                                                                                        15,387,839
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 9.5% (6.3% OF TOTAL INVESTMENTS)

           50   Maryland Community Development Administration, Insured                5/11 at 100.00         Aa2             51,490
                 Multifamily Housing Mortgage Loan Revenue Bonds,
                 Series 2001A, 5.100%, 5/15/28

        3,145   Maryland Community Development Administration,                       12/11 at 100.00         Aaa          3,280,518
                 Multifamily Development Revenue Bonds, Waters Towers
                 Senior Apartments, Series 2001F, 5.450%, 12/15/33
                 (Alternative Minimum Tax)

        1,110   Maryland Community Development Administration, Multifamily           12/11 at 100.00         Aaa          1,157,830
                 Housing Revenue Bonds, Princess Anne Apartments,
                 Series 2001D, 5.450%, 12/15/33 (Alternative Minimum Tax)

        1,000   Maryland Economic Development Corporation, Senior Lien               10/13 at 100.00          B1          1,008,940
                 Student Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

          520   Maryland Economic Development Corporation, Student Housing            6/16 at 100.00         AAA            560,560
                 Revenue Refunding Bonds, University of Maryland College
                 Park Projects, Series 2006, 5.000%, 6/01/33 - CIFG Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,825   Total Housing/Multifamily                                                                                 6,059,338
------------------------------------------------------------------------------------------------------------------------------------


                                       31

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 5.8% (3.9% OF TOTAL INVESTMENTS)

$         300   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2     $      310,008
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative
                 Minimum Tax)

        1,000   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2          1,033,030
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24)
                 (Alternative Minimum Tax)

          815   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2            841,170
                 of Housing and Community Development, Residential Revenue
                 Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative
                 Minimum Tax)

          880   Maryland Community Development Administration, Residential            9/10 at 100.00         Aa2            905,159
                 Revenue Bonds, Series 2001H, 5.350%, 9/01/32 (Alternative
                 Minimum Tax)

          600   Maryland Community Development Administration, Residential            9/15 at 100.00         Aa2            613,110
                 Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        3,595   Total Housing/Single Family                                                                               3,702,477
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,150   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,170,091
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.5% (0.3% OF TOTAL INVESTMENTS)

          300   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         N/R            319,020
                 Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 35.6% (23.7% OF TOTAL INVESTMENTS)

          750   Anne Arundel County, Maryland, General Obligation Bonds,              8/09 at 101.00         AA+            769,935
                 Consolidated Water and Sewerage, Series 1999,
                 4.500%, 8/01/19

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
          845    5.000%, 3/01/21                                                      3/16 at 100.00         AA+            926,543
          650    5.000%, 3/01/21                                                      3/16 at 100.00         AA+            712,725

          750   Baltimore, Maryland, General Obligation Consolidated Public          10/14 at 100.00         AAA            812,055
                 Improvement Bonds, Series 2004A, 5.000%, 10/15/22 -
                 AMBAC Insured

          300   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            331,494
                 Bonds, Series 2005A, 5.000%, 12/01/16

                Cecil County, Maryland, Consolidated General Obligation Public
                Improvement Bonds, Series 2001B:
          975    4.600%, 8/01/18                                                      8/11 at 101.00         AA-          1,017,705
        1,020    4.600%, 8/01/19                                                      8/11 at 101.00         AA-          1,062,452

          750   Frederick County, Maryland, General Obligation Public Facilities        No Opt. Call          AA            851,355
                 Bonds, Series 2006, 5.000%, 11/01/20

          200   Frederick County, Maryland, Special Obligation Bonds, Villages        7/10 at 102.00          AA            215,870
                 of Lake Linganore Community Development Authority,
                 Series 2001A, 5.700%, 7/01/29 - RAAI Insured

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          600    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            661,254
          500    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            549,480

          510   Frederick, Maryland, General Obligation Refunding and                12/11 at 101.00         AA-            538,856
                 Improvement Bonds, Series 2001, 4.750%,12/01/19

        1,000   Howard County, Maryland, Consolidated Public Improvement              2/14 at 100.00         AAA          1,090,330
                 Bonds, Series 2004B, 5.000%, 8/15/16

        1,000   Maryland, General Obligation Bonds, Series 2005,                      8/15 at 100.00         AAA          1,102,870
                 5.000%, 8/01/17

        4,730   Montgomery County, Maryland, Consolidated General Obligation         10/11 at 101.00         AAA          5,107,688
                 Public Improvement Refunding Bonds, Series 2001,
                 5.250%, 10/01/18

                Prince George's County, Maryland, General Obligation
                Consolidated Public Improvement Bonds, Series 2001:
        1,000    5.250%, 12/01/20 - FGIC Insured                                     12/11 at 101.00         AAA          1,084,960
        2,820    5.250%, 12/01/21 - FGIC Insured                                     12/11 at 101.00         AAA          3,044,105

          770   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA            809,524
                 Bonds, Series 2001, 5.000%, 7/01/24 - FSA Insured

          800   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA            883,696
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2005, 5.000%, 6/01/16


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA     $    1,104,620
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2005, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       20,970   Total Tax Obligation/General                                                                             22,677,517
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 16.8% (11.2% OF TOTAL INVESTMENTS)

          625   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R            649,813
                 Project, Series 2005A, 5.350%, 7/01/34

          605   Anne Arundel County, Maryland, Tax Increment Financing                  No Opt. Call         N/R            615,261
                 Revenue Bonds, Parole Town Center Project, Series 2002,
                 5.000%, 7/01/12

          530   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+            573,439
                 Bonds, City Public School System, Series 2003A, 5.000%, 5/01/15

                Baltimore County, Maryland, Certificates of Participation,
                Health and Social Services Building Project, Series 2001:
        1,580    5.000%, 8/01/20                                                      8/11 at 101.00         AA+          1,666,995
        1,660    5.000%, 8/01/21                                                      8/11 at 101.00         AA+          1,748,495

          500   Baltimore, Maryland, Project Revenue Bonds, Series 2006,              7/16 at 100.00         AAA            542,165
                 5.000%, 7/01/31 - AMBAC Insured

          350   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            374,598
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        1,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          1,144,940
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        1,405   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          1,531,703
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 5.375%, 6/01/19

        1,000   Montgomery County, Maryland, Special Obligation Bonds,                7/12 at 101.00          AA          1,080,150
                 West Germantown Development District, Senior Series 2002A,
                 5.500%, 7/01/27 - RAAI Insured

          270   Prince George's County, Maryland, Special Obligation Bonds,           7/15 at 100.00         N/R            278,340
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          475   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            486,524
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

------------------------------------------------------------------------------------------------------------------------------------
       10,000   Total Tax Obligation/Limited                                                                             10,692,423
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 2.7% (1.8% OF TOTAL INVESTMENTS)

                Maryland Health and Higher Educational Facilities Authority,
                Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series
                2001:
          650    5.000%, 7/01/27 - AMBAC Insured                                      7/11 at 100.00         AAA            679,601
        1,000    5.000%, 7/01/34 - AMBAC Insured                                      7/11 at 100.00         AAA          1,042,980

------------------------------------------------------------------------------------------------------------------------------------
        1,650   Total Transportation                                                                                      1,722,581
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 22.5% (15.0% OF TOTAL INVESTMENTS) (4)

        1,500   Baltimore County, Maryland, Consolidated General Obligation           8/12 at 100.00         AAA          1,602,390
                 Public Improvement Bonds, Series 2002, 5.000%, 8/01/18
                 (Pre-refunded 8/01/12)

        3,000   Frederick County, Maryland, General Obligation Public Facilities     12/10 at 101.00         AAA          3,215,640
                 Bonds, Series 2000, 5.200%, 12/01/19 (Pre-refunded 12/01/10)

        1,000   Frederick County, Maryland, General Obligation Public Facilities     11/12 at 101.00      AA (4)          1,086,290
                 Bonds, Series 2002, 5.000%, 11/01/20 (Pre-refunded 11/01/12)

                Maryland Health and Higher Educational Facilities Authority,
                Revenue Bonds, Collington Episcopal Life Care Community Inc.,
                Series 2001A:
           31    6.750%, 4/01/20 (Pre-refunded 4/01/09)                               4/09 at 100.00     N/R (4)             32,814
           25    6.750%, 4/01/23 (Pre-refunded 4/01/11)                               4/11 at 101.00     N/R (4)             28,011

        1,260   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA          1,367,831
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 -
                 AMBAC Insured (ETM)

        1,175   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA          1,356,549
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)

        3,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          3,240,300
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)


                                       33

                        Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

$       1,230   Puerto Rico, General Obligation and Public Improvement                7/11 at 100.00         AAA     $    1,308,855
                 Bonds, Series 2001, 5.000%, 7/01/24 (Pre-refunded 7/01/11) -
                 FSA Insured

        1,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,085,110
                 Asset-Backed Bonds, Series 2000, 6.000%, 7/01/26
                 (Pre-refunded 7/01/10)

------------------------------------------------------------------------------------------------------------------------------------
       13,221   Total U.S. Guaranteed                                                                                    14,323,790
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.2% (2.2% OF TOTAL INVESTMENTS)

        1,000   Guam Power Authority, Revenue Bonds, Series 1999A,                   10/09 at 101.00         AAA          1,049,230
                 5.250%, 10/01/34 - MBIA Insured

        1,000   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,007,750
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Utilities                                                                                           2,056,980
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 0.6% (0.4% OF TOTAL INVESTMENTS)

          355   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            393,755
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15

------------------------------------------------------------------------------------------------------------------------------------
$      89,966   Total Investments (cost $91,244,008) - 149.9%                                                            95,636,857
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                       (1,133,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,286,298
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.2)%                                                        (32,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   63,790,155
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER DISCRETIONARY - 3.1% (2.0% OF TOTAL INVESTMENTS)

$         220   Baltimore, Maryland, Pollution Control Revenue Bonds,                   No Opt. Call          B-     $      219,507
                 General Motors Corporation, Series 1993, 5.350%, 4/01/08

        1,000   Baltimore, Maryland, Senior Lien Convention Center Hotel              9/16 at 100.00         AAA          1,101,340
                 Revenue Bonds, Series 2006A, 5.250%, 9/01/39 - XLCA Insured

          380   Baltimore, Maryland, Subordinate Lien Convention Center               9/16 at 100.00         Ba1            405,658
                 Hotel Revenue Bonds, Series 2006B, 5.875%, 9/01/39

          700   Maryland Economic Development Corporation, Revenue                   12/16 at 100.00         N/R            711,298
                 Bonds, Chesapeake Bay Hyatt Conference Center,
                 Series 2006A, 5.000%, 12/01/31

------------------------------------------------------------------------------------------------------------------------------------
        2,300   Total Consumer Discretionary                                                                              2,437,803
------------------------------------------------------------------------------------------------------------------------------------


                CONSUMER STAPLES - 3.5% (2.4% OF TOTAL INVESTMENTS)

        2,680   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB          2,824,238
                 Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 15.6% (10.5% OF TOTAL INVESTMENTS)

          225   Anne Arundel County, Maryland, Economic Development                   9/12 at 102.00          A3            240,401
                 Revenue Bonds, Community College Project, Series 2002,
                 5.125%, 9/01/22

          625   Frederick County, Maryland, Educational Facilities Revenue            9/16 at 100.00        BBB-            676,888
                 Bonds, Mount Saint Mary's College, Series 2006,
                 5.625%, 9/01/38

                Frederick County, Maryland, Educational Facilities Revenue
                Bonds, Mount St. Mary's College, Series 2001A:
          100    5.750%, 9/01/25                                                      3/10 at 101.00        BBB-            104,879
          100    5.800%, 9/01/30                                                      3/10 at 101.00        BBB-            104,998

          690   Hartford County, Maryland, Economic Development Revenue               4/14 at 100.00          A+            739,797
                 Bonds, Battelle Memorial Institute, Series 2004,
                 5.250%, 4/01/34

          625   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A-            659,919
                 Revenue Bonds, Goucher College, Series 2004,
                 5.125%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          AA          1,053,680
                 Revenue Bonds, Johns Hopkins University, Series 2002A,
                 5.000%, 7/01/32

          625   Maryland Industrial Development Financing Authority, Revenue          5/15 at 100.00         N/R            677,087
                 Bonds, Our Lady of Good Counsel High School, Series 2005A,
                 6.000%, 5/01/35

          710   Montgomery County Revenue Authority, Maryland, Lease                  5/15 at 100.00          A1            772,054
                 Revenue Bonds, Montgomery College Arts Center Project,
                 Series 2005A, 5.000%, 5/01/18

        1,000   Morgan State University, Maryland, Student Tuition and Fee            7/13 at 100.00         AAA          1,066,610
                 Revenue Bonds, Academic Fees and Auxiliary Facilities,
                 Series 2003A, 5.000%, 7/01/32 - FGIC Insured

          985   University of Maryland, Auxiliary Facility and Tuition Revenue        4/11 at 100.00          AA          1,012,590
                 Bonds, Series 2001B, 4.625%, 4/01/21

        2,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/12 at 100.00          AA          2,125,800
                 Bonds, Series 2002A, 5.125%, 4/01/22

        1,000   University of Maryland, Auxiliary Facility and Tuition Revenue        4/13 at 100.00          AA          1,074,830
                 Bonds, Series 2003A, 5.000%, 4/01/19

          800   University of Maryland, Auxiliary Facility and Tuition Revenue       10/16 at 100.00          AA            877,104
                 Bonds, Series 2006A, 5.000%, 10/01/22

        1,150   Westminster, Maryland, Educational Facilities Revenue Bonds,         11/16 at 100.00        BBB+          1,220,610
                 McDaniel College, Series 2006, 5.000%, 11/01/31

------------------------------------------------------------------------------------------------------------------------------------
       11,635   Total Education and Civic Organizations                                                                  12,407,247
------------------------------------------------------------------------------------------------------------------------------------


                                       35

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE - 21.5% (14.5% OF TOTAL INVESTMENTS)

$         700   Maryland Health and Higher Education Facilities Authority,            7/16 at 100.00           A     $      741,804
                 Revenue Bonds, University of Maryland Medical System,
                 Series 2006, 5.000%, 7/01/31

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/08 at 101.00         AAA          1,030,220
                 Revenue Bonds, Anne Arundel Medical Center, Series 1998,
                 5.125%, 7/01/33 - FSA Insured

          775   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          A2            838,015
                 Revenue Bonds, Calvert Memorial Hospital, Series 2004,
                 5.500%, 7/01/36
        1,250   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1          1,352,038
                 Revenue Bonds, Carroll County General Hospital, Series 2002,
                 5.800%, 7/01/32

          870   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00          AA            913,918
                 Revenue Bonds, Civista Medical Center, Series 2005,
                 5.000%, 7/01/37 - RAAI Insured

          700   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00        Baa1            729,617
                 Revenue Bonds, Frederick Memorial Hospital, Series 2002,
                 5.125%, 7/01/35

          800   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A+            825,912
                 Revenue Bonds, Greater Baltimore Medical Center,
                 Series 2001, 5.000%, 7/01/34

        1,000   Maryland Health and Higher Educational Facilities Authority,          5/11 at 100.00         AA-          1,042,310
                 Revenue Bonds, Johns Hopkins Hospital, Series 2001,
                 5.000%, 5/15/21

        1,000   Maryland Health and Higher Educational Facilities Authority,          7/13 at 100.00        Baa3          1,061,380
                 Revenue Bonds, Kennedy Krieger Institute, Series 2003,
                 5.500%, 7/01/33

          725   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A            766,463
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.125%, 7/01/34

          900   Maryland Health and Higher Educational Facilities Authority,          8/14 at 100.00        BBB+            968,346
                 Revenue Bonds, MedStar Health, Series 2004,
                 5.375%, 8/15/24

          650   Maryland Health and Higher Educational Facilities Authority,          7/11 at 100.00          A-            684,509
                 Revenue Bonds, Mercy Medical Center, Series 2001,
                 5.625%, 7/01/31

        1,845   Maryland Health and Higher Educational Facilities Authority,          7/12 at 100.00          A3          1,985,571
                 Revenue Bonds, Union Hospital of Cecil County, Series 2002,
                 5.625%, 7/01/32

        2,100   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         AAA          2,258,855
                 Revenue Bonds, Western Maryland Health, Series 2006A,
                 5.000%, 7/01/34 - MBIA Insured (UB)

          775   Maryland Health and Higher Educational Facilities Authority,          1/13 at 101.00        Baa2            842,952
                 Revenue Refunding Bonds, Adventist Healthcare,
                 Series 2003A, 5.750%, 1/01/25

                Prince George's County, Maryland, Revenue Bonds, Dimensions
                Health Corporation, Series 1994:
          350    5.375%, 7/01/14                                                      1/07 at 100.00          B3            323,726
          900    5.300%, 7/01/24                                                      1/07 at 100.00          B3            775,062

------------------------------------------------------------------------------------------------------------------------------------
       16,340   Total Health Care                                                                                        17,140,698
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 14.5% (9.8% OF TOTAL INVESTMENTS)

          980   Maryland Community Development Administration, Housing                7/12 at 100.00         Aa2            999,737
                 Revenue Bonds, Series 2002B, 4.950%, 7/01/32 (Alternative
                 Minimum Tax)

        1,250   Maryland Economic Development Corporation, Senior Lien               10/13 at 100.00          B1          1,261,175
                 Student Housing Revenue Bonds, University of Maryland -
                 Baltimore, Series 2003A, 5.625%, 10/01/23

                Maryland Economic Development Corporation, Student Housing
                Revenue Bonds, Sheppard Pratt University Village, Series 2001:
           20    5.875%, 7/01/21 - ACA Insured                                        7/11 at 101.00           A             21,553
          150    6.000%, 7/01/33 - ACA Insured                                        7/11 at 101.00           A            162,292

          475   Maryland Economic Development Corporation, Student                    6/16 at 100.00         AAA            512,050
                 Housing Revenue Refunding Bonds, University of Maryland
                 College Park Projects, Series 2006, 5.000%, 6/01/33 -
                 CIFG Insured

                Montgomery County Housing Opportunities Commission,
                Maryland, Multifamily Housing Development Bonds,
                Series 2002B:
          515    5.100%, 7/01/33 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa            530,476
        3,000    5.200%, 7/01/44 (Alternative Minimum Tax)                            7/12 at 100.00         Aaa          3,099,000

        4,860   Prince George's County Housing Authority, Maryland, GNMA             11/12 at 100.00         AAA          5,011,729
                 Collateralized Mortgage Revenue Bonds, Fairview and Hillside
                 Projects, Series 2002A, 4.700%, 11/20/22

------------------------------------------------------------------------------------------------------------------------------------
       11,250   Total Housing/Multifamily                                                                                11,598,012
------------------------------------------------------------------------------------------------------------------------------------


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

$         595   Maryland Community Development Administration, Department             9/15 at 100.00         Aa2     $      614,849
                 of Housing and Community Development, Residential
                 Revenue Bonds, Series 2006F, 4.900%, 9/01/26
                 (Alternative Minimum Tax)

        1,200   Maryland Community Development Administration, Department             3/16 at 100.00         Aa2          1,239,636
                 of Housing and Community Development, Residential
                 Revenue Bonds, Series 2006I, 4.875%, 9/01/26
                 (Mandatory put 9/13/24) (Alternative Minimum Tax)

          815   Maryland Community Development Administration, Department             9/16 at 100.00         Aa2            841,170
                 of Housing and Community Development, Residential
                 Revenue Bonds, Series 2006L, 4.900%, 9/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,610   Total Housing/Single Family                                                                               2,695,655
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.3% (0.8% OF TOTAL INVESTMENTS)

        1,000   Northeast Maryland Waste Disposal Authority, Baltimore,               1/09 at 101.00         BBB          1,017,470
                 Resource Recovery Revenue Bonds, RESCO Retrofit Project,
                 Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 0.5% (0.3% OF TOTAL INVESTMENTS)

          400   Maryland Health and Higher Educational Facilities Authority,          7/16 at 100.00         N/R            425,360
                 Revenue Bonds, Edenwald, Series 2006A, 5.400%, 1/01/31
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 23.2% (15.6% OF TOTAL INVESTMENTS)

        1,000   Annapolis, Maryland, General Obligation Public Improvement            4/12 at 101.00          AA          1,040,590
                 Refunding Bonds, Series 2002, 4.375%, 4/01/17

                Anne Arundel County, Maryland, General Obligation Bonds,
                Series 2006:
          845    5.000%, 3/01/21                                                      3/16 at 100.00         AA+            926,543
          650    5.000%, 3/01/21                                                      3/16 at 100.00         AA+            712,725

        1,000   Calvert County, Maryland, General Obligation Public Improvement       1/12 at 101.00          AA          1,048,610
                 Bonds, Series 2002, 4.500%, 1/01/16

          380   Carroll County, Maryland, Consolidated Public Improvement            12/15 at 100.00          AA            419,892
                 Bonds, Series 2005A, 5.000%, 12/01/16

        1,260   Charles County, Maryland, Consolidated General Obligation             1/12 at 101.00          AA          1,315,679
                 Public Improvement Bonds, Series 2002, 4.400%, 1/15/16

          500   Frederick County, Maryland, General Obligation Public                   No Opt. Call          AA            567,570
                 Facilities Bonds, Series 2006, 5.000%, 11/01/20

          245   Frederick County, Maryland, Special Obligation Bonds,                 7/10 at 102.00          AA            264,142
                 Villages of Lake Linganore Community Development
                 Authority, Series 2001A, 5.600%, 7/01/20 - RAAI Insured

                Frederick, Maryland, General Obligation Bonds, Series 2005:
          710    5.000%, 8/01/16 - MBIA Insured                                       8/15 at 100.00         AAA            782,484
          535    5.000%, 8/01/17 - MBIA Insured                                       8/15 at 100.00         AAA            587,944

        1,000   Maryland National Capital Park Planning Commission,                   1/14 at 100.00          AA          1,084,250
                 Prince George's County, General Obligation Bonds, Park
                 Acquisition and Development, Series 2004EE-2,
                 5.000%, 1/15/17

        1,500   Maryland, General Obligation Bonds, Series 2005,                      8/15 at 100.00         AAA          1,654,305
                 5.000%, 8/01/17

        1,440   Montgomery County, Maryland, Consolidated General                       No Opt. Call         AAA          1,596,139
                 Obligation Public Improvement Bonds, Series 2005A,
                 5.000%, 7/01/15

        1,000   Prince George's County, Maryland, General Obligation                 10/13 at 100.00         AA+          1,080,660
                 Consolidated Public Improvement Bonds, Series 2003A,
                 5.000%, 10/01/17

        1,000   Prince George's County, Maryland, General Obligation                    No Opt. Call         AA+          1,069,480
                 Consolidated Public Improvement Bonds, Series 2004C,
                 5.000%, 12/01/11

        1,000   St. Mary's County, Maryland, General Obligation Hospital                No Opt. Call         AA-          1,078,240
                 Bonds, Series 2002, 5.000%, 10/01/12

        1,000   Washington Suburban Sanitary District, Montgomery and                   No Opt. Call         AAA          1,089,290
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2004, 5.000%, 6/01/13

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,104,620
                 Prince George's Counties, Maryland, Sewerage Disposal
                 Bonds, Series 2005, 5.000%, 6/01/16

        1,000   Washington Suburban Sanitary District, Montgomery and                 6/15 at 100.00         AAA          1,104,620
                 Prince George's Counties, Maryland, Water Supply Bonds,
                 Series 2005, 5.000%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       17,065   Total Tax Obligation/General                                                                             18,527,783
------------------------------------------------------------------------------------------------------------------------------------


                                       37

                        Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 31.3% (21.1% OF TOTAL INVESTMENTS)

$         750   Annapolis, Maryland, Special Obligation Bonds, Park Place             1/15 at 101.00         N/R     $      779,775
                 Project, Series 2005A, 5.350%, 7/01/34

        1,000   Baltimore Board of School Commissioners, Maryland, Revenue            5/13 at 100.00         AA+          1,081,960
                 Bonds, City Public School System, Series 2003A,
                 5.000%, 5/01/15

          600   Baltimore, Maryland, Project Revenue Bonds, Series 2006,              7/16 at 100.00         AAA            650,598
                 5.000%, 7/01/31 - AMBAC Insured

          450   Hyattsville, Maryland, Special Obligation Bonds, University           7/14 at 102.00         N/R            481,626
                 Town Center Project, Series 2004, 5.750%, 7/01/34

        5,000   Maryland Department of Transportation, Consolidated                     No Opt. Call          AA          5,724,697
                 Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16

        2,200   Maryland Economic Development Corporation, Lease Revenue              6/12 at 100.50         AA+          2,290,178
                 Bonds, Department of Transportation Headquarters Building,
                 Series 2002, 4.750%, 6/01/22

          450   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+            484,866
                 Bonds, Montgomery County Town Square Parking Garage,
                 Series 2002A, 5.000%, 9/15/13

        2,935   Maryland Economic Development Corporation, Lease Revenue              9/12 at 100.00         AA+          3,174,819
                 Bonds, Montgomery County Wayne Avenue Parking Project,
                 Series 2002A, 5.250%, 9/15/16

                Maryland Stadium Authority, Lease Revenue Bonds, Montgomery
                County Conference Center Facilities, Series 2003:
        1,465    5.000%, 6/15/21                                                      6/13 at 100.00         AA+          1,577,820
        1,620    5.000%, 6/15/23                                                      6/13 at 100.00         AA+          1,725,835

          460   Prince George's County, Maryland, Special Obligation Bonds,           7/15 at 100.00         N/R            474,209
                 National Harbor Project, Series 2005, 5.200%, 7/01/34

          575   Prince George's County, Maryland, Special Tax District Bonds,         7/13 at 100.00         N/R            588,950
                 Victoria Falls Project, Series 2005, 5.250%, 7/01/35

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Bonds, Series 2002G:
        1,000    5.250%, 7/01/17                                                      7/12 at 100.00         BBB          1,065,330
        1,205    5.250%, 7/01/20                                                      7/12 at 100.00         BBB          1,286,844
        1,275    5.250%, 7/01/21                                                      7/12 at 100.00         BBB          1,360,272

        1,000   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call         AAA          1,141,310
                 Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 -
                 AMBAC Insured

          235   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            250,736
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

          700   Puerto Rico, Highway Revenue Bonds, Highway and                         No Opt. Call         AAA            820,064
                 Transportation Authority, Series 2003AA, 5.500%, 7/01/19 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       22,920   Total Tax Obligation/Limited                                                                             24,959,889
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 19.8% (13.3% OF TOTAL INVESTMENTS) (4)

           10   Anne Arundel County, Maryland, General Obligation Bonds,              5/09 at 101.00     AA+ (4)             10,448
                 Consolidated General Improvements, Series 1999,
                 5.000%, 5/15/19 (Pre-refunded 5/15/09)

          100   Frederick County, Maryland, General Obligation Public Facilities      7/09 at 101.00         AAA            105,266
                 Bonds, Series 1999, 5.250%, 7/01/17 (Pre-refunded 7/01/09)

                Frederick County, Maryland, General Obligation Public Facilities
                Bonds, Series 2002:
        2,035    5.000%, 11/01/21 (Pre-refunded 11/01/12)                            11/12 at 101.00      AA (4)          2,210,600
        2,500    5.000%, 11/01/22 (Pre-refunded 11/01/12)                            11/12 at 101.00      AA (4)          2,715,725

        1,210   Howard County, Maryland, Consolidated Public Improvement              2/09 at 101.00         AAA          1,253,935
                 Bonds, Series 2001A, 4.750%, 2/15/19 (Pre-refunded 2/15/09)

          280   Maryland Health and Higher Educational Facilities Authority,          4/11 at 101.00     N/R (4)            313,723
                 Revenue Bonds, Collington Episcopal Life Care Community
                 Inc., Series 2001A, 6.750%, 4/01/23 (Pre-refunded 4/01/11)

          285   Maryland Health and Higher Educational Facilities Authority,            No Opt. Call         AAA            309,390
                 Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/17 -
                 AMBAC Insured (ETM)

        1,010   Maryland Transportation Authority, Revenue Refunding Bonds,             No Opt. Call         AAA          1,166,055
                 Transportation Facilities Projects, First Series 1978,
                 6.800%, 7/01/16 (ETM)


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

$       2,000   Montgomery County, Maryland, Consolidated General Obligation          2/12 at 101.00         AAA     $    2,156,860
                 Public Improvement Bonds, Series 2002A, 5.000%, 2/01/20
                 (Pre-refunded 2/01/12)

        3,500   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          3,780,350
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

          700   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa            764,778
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded 2/01/12)

          880   Puerto Rico, General Obligation and Public Improvement Bonds,         7/11 at 100.00         AAA            941,037
                 Series 2001, 5.125%, 7/01/30 (Pre-refunded 7/01/11) -
                 FSA Insured

           25   Washington Suburban Sanitary District, Montgomery and                 6/11 at 101.00         AAA             26,747
                 Prince George's Counties, Maryland, General Obligation
                 Construction Bonds, Second Series 2001, 5.000%, 6/01/17
                 (Pre-refunded 6/01/11)

------------------------------------------------------------------------------------------------------------------------------------
       14,535   Total U.S. Guaranteed                                                                                    15,754,914
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 6.9% (4.7% OF TOTAL INVESTMENTS)

        1,250   Maryland Energy Financing Administration, Revenue Bonds,              9/07 at 100.00         N/R          1,259,688
                 AES Warrior Run Project, Series 1995, 7.400%, 9/01/19
                 (Alternative Minimum Tax)

        4,025   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          4,270,686
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,275   Total Utilities                                                                                           5,530,374
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 4.0% (2.7% OF TOTAL INVESTMENTS)

        2,570   Baltimore, Maryland, Revenue Refunding Bonds, Wastewater              7/12 at 100.00         AAA          2,726,564
                 Projects, Series 2002A, 5.125%, 7/01/42 - FGIC Insured

          430   Maryland Water Quality Financing Administration, Revolving              No Opt. Call         AAA            476,943
                 Loan Fund Revenue Bonds, Series 2005A, 5.000%, 9/01/15
------------------------------------------------------------------------------------------------------------------------------------
        3,000   Total Water and Sewer                                                                                     3,203,507
------------------------------------------------------------------------------------------------------------------------------------
$     111,010   Total Investments (cost $114,205,469) - 148.6%                                                          118,522,950
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (1.8)%                                                                       (1,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.1%                                                                      1,621,147
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.9)%                                                        (39,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   79,744,097
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Virginia Premium Income Municipal Fund (NPV)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.2% (2.9% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation of Virginia, Tobacco
                Settlement Asset-Backed Bonds, Series 2005:
$       1,575    5.250%, 6/01/19                                                      6/15 at 100.00         BBB     $    1,660,538
        3,850    5.500%, 6/01/26                                                      6/15 at 100.00         BBB          4,109,991

------------------------------------------------------------------------------------------------------------------------------------
        5,425   Total Consumer Staples                                                                                    5,770,529
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 7.0% (4.8% OF TOTAL INVESTMENTS)

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3          1,072,000
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          500   Prince William County Park Authority, Virginia, Park Facilities      10/09 at 101.00          A3            531,830
                 Revenue Refunding and Improvement Bonds, Series 1999,
                 6.000%, 10/15/28

          700   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-            746,585
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez University
                 System, Series 2002, 5.375%, 12/01/21

          490   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2            501,015
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          475   The Rector and Visitors of the University of Virginia, General        6/15 at 100.00         AAA            520,457
                 Revenue Bonds, Series 2005, 5.000%, 6/01/18

        2,120   Virginia College Building Authority, Educational Facilities           9/11 at 100.00         AA+          2,219,682
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2001A, 5.000%, 9/01/26

        2,000   Virginia College Building Authority, Educational Facilities             No Opt. Call         Aa1          2,176,680
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2004B, 5.000%, 9/01/13

        1,635   Virginia Commonwealth University, Revenue Bonds,                      5/14 at 101.00         AAA          1,785,109
                 Series 2004A, 5.000%, 5/01/17 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,920   Total Education and Civic Organizations                                                                   9,553,358
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 16.9% (11.6% OF TOTAL INVESTMENTS)

        2,000   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          2,095,760
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

        4,850   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call         AA+          5,339,899
                 Hospital Revenue Refunding Bonds, Inova Health System,
                 Series 1993A, 5.000%, 8/15/23

        1,250   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3          1,299,413
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Hanover County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,187,010
                 Hospital Revenue Bonds, Memorial Regional Medical Center,
                 Series 1995, 6.375%, 8/15/18 - MBIA Insured

        1,500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,608,915
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,500   Henrico County Industrial Development Authority, Virginia,              No Opt. Call         AAA          1,863,285
                 Healthcare Revenue Bonds, Bon Secours Health System,
                 Series 1996, 6.250%, 8/15/20 - MBIA Insured

        1,500   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          1,587,165
                 Hospital Revenue Bonds, Prince William Hospital,
                 Series 2002, 5.250%, 4/01/33

        4,750   Medical College of Virginia Hospital Authority, General Revenue       7/08 at 102.00         AAA          4,922,378
                 Bonds, Series 1998, 5.125%, 7/01/23 - MBIA Insured

        3,000   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          3,243,420
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/19 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       21,350   Total Health Care                                                                                        23,147,245
------------------------------------------------------------------------------------------------------------------------------------


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/MULTIFAMILY - 3.5% (2.4% OF TOTAL INVESTMENTS)

$       1,425   Arlington County Industrial Development Authority, Virginia,          5/10 at 100.00         Aaa     $    1,555,074
                 Multifamily Housing Revenue Bonds, Patrick Henry Apartments,
                 Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20)
                 (Alternative Minimum Tax)

                Danville Industrial Development Authority, Virginia, Student
                Housing Revenue Bonds, Collegiate Housing Foundation, Averett
                College, Series 1999A:
          500    6.875%, 6/01/20                                                      6/09 at 102.00         N/R            530,880
        1,500    7.000%, 6/01/30                                                      6/09 at 102.00         N/R          1,592,070

        1,000   Lynchburg Redevelopment and Housing Authority, Virginia,              4/10 at 102.00         AAA          1,047,940
                 Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A,
                 6.200%, 1/20/40 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,425   Total Housing/Multifamily                                                                                 4,725,964
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 2.1% (1.5% OF TOTAL INVESTMENTS)

          335   Puerto Rico Housing Finance Authority, Mortgage-Backed                6/13 at 100.00         AAA            337,543
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,043,370
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured

        1,500   Virginia Housing Development Authority, Commonwealth                  1/15 at 100.00         AAA          1,521,570
                 Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,835   Total Housing/Single Family                                                                               2,902,483
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 1.4% (1.0% OF TOTAL INVESTMENTS)

        2,000   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB          2,031,340
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 2.5% (1.7% OF TOTAL INVESTMENTS)

          800   Fairfax County Economic Development Authority, Virginia,             10/16 at 100.00         BBB            825,512
                 Retirement Center Revenue Bonds, Greenspring Village,
                 Series 2006A, 4.875%, 10/01/36

        1,495   Henrico County Economic Development Authority, Virginia,              7/09 at 102.00         AAA          1,600,861
                 GNMA Mortgage-Backed Securities Program Assisted Living
                 Revenue Bonds, Beth Sholom, Series 1999A, 5.900%, 7/20/29

                Henrico County Economic Development Authority, Virginia,
                Residential Care Facility Revenue Bonds, Westminster Canterbury
                of Richmond, Series 2006:
          100    5.000%, 10/01/27                                                    10/11 at 103.00        BBB-            104,377
          800    5.000%, 10/01/35                                                       No Opt. Call        BBB-            831,336

------------------------------------------------------------------------------------------------------------------------------------
        3,195   Total Long-Term Care                                                                                      3,362,086
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.8% (1.3% OF TOTAL INVESTMENTS)

          500   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00          B2            506,025
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (5)

        1,000   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00          B2          1,014,810
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (5)

        1,000   Isle of Wight County Industrial Development Authority,                5/07 at 102.00         BBB          1,026,270
                 Virginia, Solid Waste Disposal Facilities Revenue Bonds,
                 Union Camp Corporation, Series 1997, 6.100%, 5/01/27
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,500   Total Materials                                                                                           2,547,105
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 26.3% (18.0% OF TOTAL INVESTMENTS)

          900   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            981,333
                 5.000%, 6/15/13

        1,500   Arlington County, Virginia, General Obligation Bonds,                 8/16 at 100.00         AAA          1,659,150
                 Series 2006, 5.000%, 8/01/20

                Chesapeake, Virginia, General Obligation Water and Sewerage
                Bonds, Series 2003B:
        1,880    5.000%, 6/01/21                                                      6/13 at 100.00          AA          2,003,892
        2,060    5.000%, 6/01/23                                                      6/13 at 100.00          AA          2,188,441


                                       41

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$       1,355   Harrisonburg, Virginia, General Obligation Bonds, Public Safety       7/12 at 101.00         AAA     $    1,455,758
                 and Steam Plant, Series 2002, 5.000%, 7/15/19 - FGIC Insured

        1,390   Henrico County, Virginia, General Obligation Bonds,                   7/15 at 100.00         AAA          1,537,910
                 Series 2005, 5.000%, 7/15/16

        2,105   Loudoun County, Virginia, General Obligation Bonds,                  12/16 at 100.00         AAA          2,314,490
                 Series 2006, 5.000%, 12/01/25

          105   Loudoun County, Virginia, General Obligation Public Improvement       5/12 at 100.00         AAA            112,976
                 Bonds, Series 2002A, 5.250%, 5/01/22

        1,435   Loudoun County, Virginia, General Obligation Public Improvement       6/15 at 100.00         AAA          1,577,826
                 Bonds, Series 2005B, 5.000%, 6/01/18

        1,185   Lynchburg, Virginia, General Obligation Bonds, Series 2004,           6/14 at 100.00          AA          1,279,077
                 5.000%, 6/01/21

                Newport News, Virginia, General Obligation Bonds, General
                Improvement and Water Projects, Series 2002A:
        2,770    5.000%, 7/01/19                                                      7/13 at 100.00          AA          2,981,213
        1,000    5.000%, 7/01/20                                                      7/13 at 100.00          AA          1,076,250

        1,350   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA          1,479,465
                 Series 2004C, 5.000%, 5/01/16

        1,400   Northern Mariana Islands General Obligation Bonds,                    6/10 at 100.00           A          1,481,998
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

        1,280   Portsmouth, Virginia, General Obligation Bonds, Series 2005A,           No Opt. Call         AAA          1,411,878
                 5.000%, 4/01/15 - MBIA Insured

        1,480   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,600,117
                 5.000%, 7/15/21 - FSA Insured

                Richmond, Virginia, General Obligation Bonds, Series 2005A:
        1,500    5.000%, 7/15/17 - FSA Insured                                        7/15 at 100.00         AAA          1,650,255
        1,215    5.000%, 7/15/20 - FSA Insured                                        7/15 at 100.00         AAA          1,327,388

        1,430   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00          AA          1,544,901
                 Bonds, Series 2002A, 5.000%, 10/01/17

        1,135   Suffolk, Virginia, General Obligation Bonds, Series 2005,               No Opt. Call         Aa2          1,256,910
                 5.000%, 12/01/15

        2,155   Virginia Beach, Virginia, General Obligation Bonds,                   5/13 at 100.00         AA+          2,329,059
                 Series 2003B, 5.000%, 5/01/15

        1,100   Virginia Beach, Virginia, General Obligation Bonds,                   1/16 at 100.00         AA+          1,203,158
                 Series 2005, 5.000%, 1/15/20

        1,425   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AA+          1,514,789
                 Bonds, Series 2001, 5.000%, 6/01/20

------------------------------------------------------------------------------------------------------------------------------------
       33,155   Total Tax Obligation/General                                                                             35,968,234
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 28.6% (19.6% OF TOTAL INVESTMENTS)

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          335    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            358,339
          260    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            280,038

        2,400   Commonwealth Transportation Board of Virginia, Federal                  No Opt. Call          AA          2,653,968
                 Highway Reimbursement Anticipation Notes, Series 2005,
                 5.000%, 9/28/15

        1,340   Culpeper Industrial Development Authority, Virginia, Lease            1/15 at 100.00         AAA          1,445,672
                 Revenue Bonds, School Facilities Project, Series 2005,
                 5.000%, 1/01/20 - MBIA Insured

                Cumberland County, Virginia, Certificates of Participation,
                Series 1997:
        1,075    6.200%, 7/15/12                                                        No Opt. Call         N/R          1,139,500
        1,350    6.375%, 7/15/17                                                        No Opt. Call         N/R          1,529,118

          500   Dinwiddie County Industrial Development Authority, Virginia,          2/07 at 102.00         N/R            511,115
                 Lease Revenue Bonds, Dinwiddie County School Facilities,
                 Series 1997A, 6.000%, 2/01/18

        1,000   Dinwiddie County Industrial Development Authority, Virginia,          2/14 at 100.00         AAA          1,089,580
                 Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/16 -
                 MBIA Insured

        1,000   Fairfax County Economic Development Authority, Virginia,              5/16 at 100.00         AA+          1,098,830
                 Lease Revenue Bonds, Joint Public Uses Community Project,
                 Series 2006, 5.000%, 5/15/18

                Fairfax County Economic Development Authority, Virginia, Lease
                Revenue Bonds, Laurel Hill Public Facilities Projects, Series
                2003:
        2,260    5.000%, 6/01/14                                                      6/13 at 101.00         AA+          2,462,247
        2,165    5.000%, 6/01/22                                                      6/13 at 101.00         AA+          2,321,984


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$       1,660   Front Royal and Warren County Industrial Development                  4/14 at 100.00         AAA     $    1,788,949
                 Authority, Virginia, Lease Revenue Bonds, Series 2004B,
                 5.000%, 4/01/18 - FSA Insured

        1,270   James City County Economic Development Authority, Virginia,           7/15 at 100.00         AA-          1,378,217
                 Revenue Bonds, County Government Projects, Series 2005,
                 5.000%, 7/15/19

        1,930   Prince William County, Virginia, Certificates of Participation,       6/15 at 100.00         Aaa          2,095,613
                 County Facilities, Series 2005, 5.000%, 6/01/18 -
                 AMBAC Insured

        2,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00         AAA          2,108,900
                 Revenue Bonds, Series 2002D, 5.000%, 7/01/32 - FSA Insured

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          265    5.250%, 7/01/27                                                      7/12 at 100.00         BBB            281,767
          320    5.250%, 7/01/36                                                      7/12 at 100.00         BBB            339,098

        1,110   Spotsylvania County Industrial Development Authority, Virginia,       8/13 at 100.00         AAA          1,139,004
                 Lease Revenue Bonds, School Facilities, Series 2003B,
                 4.375%, 8/01/20 - AMBAC Insured

        1,600   Stafford County and Staunton Industrial Development                   8/16 at 100.00         AAA          1,742,576
                 Authority, Virginia, Revenue Bonds, Virginia Municipal League
                 and Virginia Association of Counties Finance Program,
                 Series 2006A, 5.000%, 8/01/23 - MBIA Insured

        1,400   Virginia Beach Development Authority, Public Facilities Revenue       5/15 at 100.00          AA          1,514,282
                 Bonds, Series 2005A, 5.000%, 5/01/22

        2,000   Virginia College Building Authority, Educational Facilities Revenue   2/12 at 100.00         AA+          2,107,740
                 Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

        2,000   Virginia Public School Authority, School Financing Bonds,             8/10 at 101.00         AA+          2,106,880
                 1997 Resolution, Series 2000B, 5.000%, 8/01/18

        1,625   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+          1,783,275
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
          755    5.500%, 5/01/20 - FSA Insured                                        5/10 at 101.00         AAA            806,793
          935    5.500%, 5/01/30 - FSA Insured                                        5/10 at 101.00         AAA            997,121

        1,740   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/11 at 101.00          AA          1,848,019
                 Pooled Loan Bond Program, Series 2002A, 5.000%, 5/01/19

        2,000   Virginia Transportation Board, Transportation Revenue Bonds,          5/14 at 100.00         AA+          2,184,160
                 U.S. Route 58 Corridor Development Program, Series 2004B,
                 5.000%, 5/15/15

------------------------------------------------------------------------------------------------------------------------------------
       36,295   Total Tax Obligation/Limited                                                                             39,112,785
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 13.1% (9.0% OF TOTAL INVESTMENTS)

        1,440   Metropolitan Washington D.C. Airports Authority, Airport             10/16 at 100.00         AAA          1,544,328
                 System Revenue Bonds, Series 2006, 5.000%, 10/01/36
                 (WI/DD, Settling 12/06/06) - FGIC Insured (Alternative
                 Minimum Tax)

        4,000   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          4,189,800
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

        1,000   Norfolk, Virginia, Parking System Revenue Bonds,                      2/15 at 100.00         AAA          1,077,360
                 Series 2005A, 5.000%, 2/01/23 - MBIA Insured

        2,500   Richmond Metropolitan Authority, Virginia, Revenue Refunding            No Opt. Call         AAA          2,899,975
                 Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 -
                 FGIC Insured

        6,065   Virginia Port Authority, Revenue Bonds, Port Authority Facilities,    7/07 at 101.00         AAA          6,187,330
                 Series 1997, 5.600%, 7/01/27 - MBIA Insured (Alternative
                 Minimum Tax)

        2,000   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          2,107,580
                 Bonds, Series 2001A, 5.250%, 8/01/23

------------------------------------------------------------------------------------------------------------------------------------
       17,005   Total Transportation                                                                                     18,006,373
------------------------------------------------------------------------------------------------------------------------------------


                                       43

                        Nuveen Virginia Premium Income Municipal Fund (NPV) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED - 19.1% (13.1% OF TOTAL INVESTMENTS) (4)

$       3,500   Alexandria Industrial Development Authority, Virginia, Fixed         10/10 at 101.00         AAA     $    3,830,190
                 Rate Revenue Bonds, Institute for Defense Analyses,
                 Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) -
                 AMBAC Insured

          750   Bristol, Virginia, General Obligation Utility System Revenue            No Opt. Call         AAA            850,950
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured (ETM)

                Fairfax County Water Authority, Virginia, Water Revenue
                Refunding Bonds, Series 2002:
          925    5.375%, 4/01/19 (Pre-refunded 4/01/12)                               4/12 at 100.00         AAA          1,007,066
          200    5.000%, 4/01/27 (Pre-refunded 4/01/12)                               4/12 at 100.00         AAA            214,126

                Greater Richmond Convention Center Authority, Virginia, Hotel
                Tax Revenue Bonds, Convention Center Expansion Project, Series
                2000:
          600    6.125%, 6/15/25 (Pre-refunded 6/15/10)                               6/10 at 101.00         AAA            656,070
        2,000    6.125%, 6/15/29 (Pre-refunded 6/15/10)                               6/10 at 101.00         AAA          2,186,900

        2,000   Hampton, Virginia, General Obligation Public Improvement              2/10 at 102.00      AA (4)          2,184,800
                 Bonds, Series 2000, 6.000%, 2/01/20 (Pre-refunded 2/01/10)

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          375    6.000%, 6/01/22 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (4)            422,749
          800    6.100%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (4)            905,648

          480   Loudoun County, Virginia, General Obligation Public Improvement       5/12 at 100.00         AAA            520,757
                 Bonds, Series 2002A, 5.250%, 5/01/22 (Pre-refunded 5/01/12)

          755   Metropolitan District of Columbia Airports Authority, Virginia,      10/07 at 101.00     AA- (4)            773,769
                 Airport System Revenue Bonds, Series 1997A,
                 5.375%, 10/01/23 (Pre-refunded 10/01/07)

          530   Pocahontas Parkway Association, Virginia, Senior Lien Revenue         8/08 at 102.00         AAA            557,618
                 Bonds, Route 895 Connector Toll Road, Series 1998A,
                 5.500%, 8/15/28 (Pre-refunded 8/15/08)

        2,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          2,700,250
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

                Puerto Rico Public Buildings Authority, Guaranteed Government
                Facilities Revenue Refunding Bonds, Series 2002D:
          735    5.250%, 7/01/27 (Pre-refunded 7/01/12)                               7/12 at 100.00     BBB (4)            797,982
          880    5.250%, 7/01/36 (Pre-refunded 7/01/12)                               7/12 at 100.00     BBB (4)            955,407

        1,035   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA          1,081,016
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        2,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00    BBB+ (4)          2,223,020
                 Loan Note, Series 1999A, 6.500%, 10/01/24
                 (Pre-refunded 10/01/10)

        1,000   Virginia College Building Authority, Educational Facilities           4/10 at 101.00      A+ (4)          1,085,110
                 Revenue Bonds, Hampton University, Series 2000,
                 6.000%, 4/01/20 (Pre-refunded 4/01/10)

          500   Virginia Resources Authority, Clean Water State Revolving            10/10 at 100.00         AAA            537,900
                 Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22
                 (Pre-refunded 10/01/10)

                Virginia Resources Authority, Infrastructure Revenue Bonds,
                Pooled Loan Bond Program, Series 2000B:
          365    5.500%, 5/01/20 (Pre-refunded 5/01/10) - FSA Insured                 5/10 at 101.00         Aaa            391,627
        2,125    5.500%, 5/01/30 (Pre-refunded 5/01/10) - FSA Insured                 5/10 at 101.00         Aaa          2,280,019

------------------------------------------------------------------------------------------------------------------------------------
       24,055   Total U.S. Guaranteed                                                                                    26,162,974
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 11.6% (7.9% OF TOTAL INVESTMENTS)

                Bristol, Virginia, Utility System Revenue Refunding Bonds,
                Series 2003:
        1,705    5.250%, 7/15/14 - MBIA Insured                                       7/13 at 100.00         AAA          1,875,125
        1,800    5.250%, 7/15/15 - MBIA Insured                                       7/13 at 100.00         AAA          1,975,824
        2,775    5.250%, 7/15/23 - MBIA Insured                                       7/13 at 100.00         AAA          3,013,678

        2,500   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        Baa1          2,809,600
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        3,500   Richmond, Virginia, Public Utility Revenue Refunding Bonds,           1/08 at 101.00         AAA          3,584,385
                 Series 1998A, 5.125%, 1/15/28 - FGIC Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES (continued)

                Richmond, Virginia, Public Utility Revenue Refunding Bonds,
                Series 2002:
$         750    5.000%, 1/15/27 - FSA Insured                                        1/12 at 100.00         AAA     $      788,310
        1,700    5.000%, 1/15/33 - FSA Insured                                        1/12 at 100.00         AAA          1,786,836

------------------------------------------------------------------------------------------------------------------------------------
       14,730   Total Utilities                                                                                          15,833,758
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 6.7% (4.6% OF TOTAL INVESTMENTS)

                Fairfax County Water Authority, Virginia, Water Revenue
                Refunding Bonds, Series 2002:
          105    5.375%, 4/01/19                                                      4/12 at 100.00         AAA            113,943
          800    5.000%, 4/01/27                                                      4/12 at 100.00         AAA            841,592

        1,770   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          1,848,818
                 Refunding Bonds, Series 1999, 5.000%, 5/01/28

        1,000   Loudoun County Sanitation Authority, Virginia, Water and              1/15 at 100.00         AA+          1,075,270
                 Sewerage System Revenue Bonds, Series 2004,
                 5.000%, 1/01/26

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,310    5.000%, 11/01/21 - FGIC Insured                                     11/11 at 100.00         AAA          1,387,434
        1,380    5.000%, 11/01/22 - FGIC Insured                                     11/11 at 100.00         AAA          1,451,732

        2,250   Virginia Beach, Virginia, Storm Water Utility Revenue Bonds,          9/10 at 101.00         Aa3          2,454,188
                 Series 2000, 6.000%, 9/01/24

------------------------------------------------------------------------------------------------------------------------------------
        8,615   Total Water and Sewer                                                                                     9,172,977
------------------------------------------------------------------------------------------------------------------------------------
$     184,505   Total Long-Term Investments (cost $187,293,193) - 144.8%                                                198,297,211
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,200   Puerto Rico Government Development Bank, Adjustable Refunding Bonds,                        A-1+          1,200,000
                 Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 -
                 MBIA Insured (6)
------------------------------------------------------------------------------------------------------------------------------------
$       1,200   Total Short-Term Investments (cost $1,200,000)                                                            1,200,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $188,493,193) - 145.7%                                                          199,497,211
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.9%                                                                      1,266,308
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.6)%                                                        (63,800,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  136,963,519
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    (6) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.8% (3.2% OF TOTAL INVESTMENTS)

                Guam Economic Development Authority, Tobacco Settlement
                Asset-Backed Bonds, Series 2001A:
$          65    5.000%, 5/15/22                                                      5/11 at 100.00        Baa3     $       65,855
          850    5.400%, 5/15/31                                                      5/11 at 100.00        Baa3            878,322

                Tobacco Settlement Financing Corporation of Virginia, Tobacco
                Settlement Asset-Backed Bonds, Series 2005:
          550    5.250%, 6/01/19                                                      6/15 at 100.00         BBB            579,871
          725    5.500%, 6/01/26                                                      6/15 at 100.00         BBB            773,959

------------------------------------------------------------------------------------------------------------------------------------
        2,190   Total Consumer Staples                                                                                    2,298,007
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 12.1% (8.1% OF TOTAL INVESTMENTS)

          500   Danville Industrial Development Authority, Virginia, Educational      3/11 at 102.00         N/R            520,505
                 Facilities Revenue Bonds, Averett University, Series 2001,
                 6.000%, 3/15/22

          500   Prince William County Industrial Development Authority,              10/13 at 101.00          A3            536,000
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33

          850   Prince William County Park Authority, Virginia, Park                 10/09 at 101.00          A3            904,111
                 Facilities Revenue Refunding and Improvement Bonds,
                 Series 1999, 6.000%, 10/15/28

                Puerto Rico Industrial, Tourist, Educational, Medical and
                Environmental Control Facilities Financing Authority, Higher
                Education Revenue Bonds, Ana G. Mendez University System,
                Series 1999:
          160    5.375%, 2/01/19                                                      2/09 at 101.00        BBB-            164,218
          320    5.375%, 2/01/29                                                      2/09 at 101.00        BBB-            328,509

          280   Rockbridge County Industrial Development Authority, Virginia,           No Opt. Call          B2            281,652
                 Horse Center Revenue Refunding Bonds, Series 2001B,
                 6.125%, 7/15/11

          980   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2          1,002,030
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          160   The Rector and Visitors of the University of Virginia, General        6/15 at 100.00         AAA            175,312
                 Revenue Bonds, Series 2005, 5.000%, 6/01/18

        1,325   Virginia College Building Authority, Educational Facilities           9/10 at 100.00         AA+          1,384,996
                 Revenue Bonds, Public Higher Education Financing Program,
                 Series 2000A, 5.000%, 9/01/17

          500   Virginia College Building Authority, Educational Facilities           7/08 at 101.00          AA            513,285
                 Revenue Refunding Bonds, Marymount University,
                 Series 1998, 5.100%, 7/01/18 - RAAI Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,575   Total Education and Civic Organizations                                                                   5,810,618
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.8% (7.3% OF TOTAL INVESTMENTS)

          100   Fairfax County Industrial Development Authority, Virginia,              No Opt. Call         AA+            110,101
                 Hospital Revenue Refunding Bonds, Inova Health System,
                 Series 1993A, 5.000%, 8/15/23

        1,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          1,078,950
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

        1,500   Fredericksburg Industrial Development Authority, Virginia,            6/07 at 102.00         AAA          1,541,325
                 Hospital Facilities Revenue Refunding Bonds, MediCorp
                 Health System Obligated Group, Series 1996,
                 5.250%, 6/15/16 - AMBAC Insured

          500   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            519,765
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

          500   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-            536,305
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

          525   Manassas Industrial Development Authority, Virginia, Hospital         4/13 at 100.00          A2            555,508
                 Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33


                                       46

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTH CARE (continued)

$         800   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A     $      867,288
                 Revenue Refunding and Improvement Bonds, Norton Community
                 Hospital, Series 2001, 6.000%, 12/01/22 - ACA Insured

------------------------------------------------------------------------------------------------------------------------------------
        4,925   Total Health Care                                                                                         5,209,242
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 4.3% (2.9% OF TOTAL INVESTMENTS)

        1,000   Arlington County Industrial Development Authority, Virginia,         11/11 at 102.00         AAA          1,041,560
                 Multifamily Housing Mortgage Revenue Bonds, Arlington
                 View Terrace Apartments, Series 2001, 5.150%, 11/01/31
                 (Mandatory put 11/01/19) (Alternative Minimum Tax)

        1,000   Virginia Housing Development Authority, Rental Housing               10/10 at 100.00         AA+          1,041,130
                 Bonds, Series 2000G, 5.625%, 10/01/20 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,000   Total Housing/Multifamily                                                                                 2,082,690
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 3.4% (2.3% OF TOTAL INVESTMENTS)

        1,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          1,043,370
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured

          600   Virginia Housing Development Authority, Commonwealth                  1/15 at 100.00         AAA            608,628
                 Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        1,600   Total Housing/Single Family                                                                               1,651,998
------------------------------------------------------------------------------------------------------------------------------------


                INDUSTRIALS - 0.2% (0.1% OF TOTAL INVESTMENTS)

           50   Charles County Industrial Development Authority, Virginia,              No Opt. Call         BBB             50,783
                 Solid Waste Disposal Facility Revenue Refunding Bonds,
                 USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 10.2% (6.9% OF TOTAL INVESTMENTS)

          500   Albemarle County Industrial Development Authority, Virginia,          1/12 at 100.00         N/R            531,765
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of the Blue Ridge First Mortgage, Series 2001,
                 6.200%, 1/01/31

          350   Chesterfield County Health Center Commission, Virginia,              12/15 at 100.00         N/R            356,104
                 Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                 5.625%, 12/01/39

          500   Fairfax County Economic Development Authority, Virginia,             10/16 at 100.00         BBB            512,820
                 Retirement Center Revenue Bonds, Greenspring Village,
                 Series 2006A, 4.750%, 10/01/26

          350   Henrico County Economic Development Authority, Virginia,                No Opt. Call        BBB-            363,710
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of Richmond, Series 2006, 5.000%, 10/01/35

          700   Industrial Development Authority of the County of                     1/17 at 100.00         N/R            728,504
                 Prince William, Virginia, Residential Care Facility Revenue
                 Bonds, Westminster at Lake, First Mortgage, Series 2006,
                 5.125%, 1/01/26

          650   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R            693,966
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamsburg Landing Inc., Series 2003A,
                 6.000%, 3/01/23

          830   Roanoke Industrial Development Authority, Virginia,                  12/16 at 100.00         N/R            838,267
                 Residential Revenue Bonds, Virginia Lutheran Homes
                 Incorporated, Series 2006, 5.000%, 12/01/39

          350   Suffolk Industrial Development Authority, Virginia, Retirement        9/16 at 100.00         N/R            359,849
                 Facilities First Mortgage Revenue Bonds, Lake Prince
                 Center, Series 2006, 5.300%, 9/01/31

          350   Virginia Beach Development Authority, Virginia, Residential          11/15 at 100.00         N/R            356,290
                 Care Facility Mortgage Revenue Bonds, Westminster
                 Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22

          175   Winchester Industrial Development Authority, Virginia,                1/15 at 100.00         N/R            179,202
                 Residential Care Facility Revenue Bonds, Westminster-
                 Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

------------------------------------------------------------------------------------------------------------------------------------
        4,755   Total Long-Term Care                                                                                      4,920,477
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.9% (1.1% OF TOTAL INVESTMENTS)

          100   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00          B2            101,205
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1998, 5.600%, 12/01/25
                 (Alternative Minimum Tax) (5)

           20   Bedford County Industrial Development Authority, Virginia,           12/09 at 101.00          B2             20,910
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation, Series 1999A, 6.550%, 12/01/25
                 (Alternative Minimum Tax) (5)


                                       47

                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MATERIALS (continued)

$         220   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00          B2     $      223,258
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (5)

          500   Hopewell Industrial Development Authority, Virginia,                    No Opt. Call        CCC+            512,890
                 Environmental Improvement Revenue Bonds, Smurfit Stone
                 Container Corporation, Series 2005, 5.250%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
          840   Total Materials                                                                                             858,263
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 28.9% (19.4% OF TOTAL INVESTMENTS)

          330   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            359,822
                 5.000%, 6/15/13

          600   Arlington County, Virginia, General Obligation Bonds,                 8/16 at 100.00         AAA            663,660
                 Series 2006, 5.000%, 8/01/20

        2,000   Chesterfield County, Virginia, General Obligation Public              1/11 at 100.00         AAA          2,091,520
                 Improvement Bonds, Series 2001, 5.000%, 1/15/21

          500   Henrico County, Virginia, General Obligation Bonds,                   7/15 at 100.00         AAA            553,205
                 Series 2005, 5.000%, 7/15/16

        3,310   Leesburg, Virginia, General Obligation Public Improvement             1/11 at 101.00         AAA          3,510,685
                 Bonds, Series 2000, 5.125%, 1/15/21 - FGIC Insured

          700   Loudoun County, Virginia, General Obligation Bonds,                  12/16 at 100.00         AAA            769,664
                 Series 2006, 5.000%, 12/01/25

          500   Loudoun County, Virginia, General Obligation Public                   6/15 at 100.00         AAA            549,765
                 Improvement Bonds, Series 2005B, 5.000%, 6/01/18

          845   Newport News, Virginia, General Obligation Bonds,                     5/14 at 101.00          AA            926,036
                 Series 2004C, 5.000%, 5/01/16

          320   Northern Mariana Islands General Obligation Bonds,                    6/10 at 100.00           A            338,742
                 Series 2000A, 6.000%, 6/01/20 - ACA Insured

          620   Richmond, Virginia, General Obligation Bonds, Series 2005A,           7/15 at 100.00         AAA            682,105
                 5.000%, 7/15/17 - FSA Insured

          400   Suffolk, Virginia, General Obligation Bonds, Series 2005,               No Opt. Call         Aa2            442,964
                 5.000%, 12/01/15

          400   Virginia Beach, Virginia, General Obligation Bonds,                   1/16 at 100.00         AA+            437,512
                 Series 2005, 5.000%, 1/15/20

        2,425   Virginia Beach, Virginia, General Obligation Public                   6/11 at 101.00         AA+          2,577,799
                 Improvement Bonds, Series 2001, 5.000%, 6/01/21

------------------------------------------------------------------------------------------------------------------------------------
       12,950   Total Tax Obligation/General                                                                             13,903,479
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 23.8% (16.0% OF TOTAL INVESTMENTS)

          171   Bell Creek Community Development Authority, Virginia,                 3/13 at 101.00         N/R            174,784
                 Special Assessment Bonds, Series 2003A, 6.750%, 3/01/22

          500   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R            559,185
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          120    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            128,360
           95    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            102,322

          800   Commonwealth Transportation Board of Virginia, Federal                  No Opt. Call          AA            884,656
                 Highway Reimbursement Anticipation Notes, Series 2005,
                 5.000%, 9/28/15

        1,000   Culpeper Industrial Development Authority, Virginia, Lease            1/15 at 100.00         AAA          1,075,270
                 Revenue Bonds, School Facilities Project, Series 2005,
                 5.000%, 1/01/22 - MBIA Insured

          500   Fairfax County Economic Development Authority, Virginia,              5/16 at 100.00         AA+            549,415
                 Lease Revenue Bonds, Joint Public Uses Community Project,
                 Series 2006, 5.000%, 5/15/18

          580   Prince William County, Virginia, Certificates of Participation,       6/15 at 100.00         Aaa            626,446
                 County Facilities, Series 2005, 5.000%, 6/01/20 -
                 AMBAC Insured

        1,000   Spotsylvania County Industrial Development Authority, Virginia,       8/13 at 100.00         AAA          1,076,140
                 Lease Revenue Bonds, School Facilities, Series 2003B,
                 5.125%, 8/01/23 - AMBAC Insured

          600   Stafford County and Staunton Industrial Development Authority,        8/16 at 100.00         AAA            653,466
                 Virginia, Revenue Bonds, Virginia Municipal League and
                 Virginia Association of Counties Finance Program, Series 2006A,
                 5.000%, 8/01/23 - MBIA Insured

          960   Virgin Islands Public Finance Authority, Gross Receipts              10/10 at 101.00        BBB+          1,056,259
                 Taxes Loan Note, Series 1999A, 6.375%, 10/01/19


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$         500   Virginia Beach Development Authority, Public Facilities Revenue       5/15 at 100.00          AA     $      540,815
                 Bonds, Series 2005A, 5.000%, 5/01/22

          500   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+            526,935
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22

          350   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R            384,846
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

        2,000   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,129,520
                 1997 Resolution, Series 2001A, 5.000%, 8/01/19

          345   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+            378,603
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

          560   Virginia Transportation Board, Transportation Revenue Bonds,          5/14 at 100.00         AA+            611,565
                 U.S. Route 58 Corridor Development Program, Series 2004B,
                 5.000%, 5/15/15

------------------------------------------------------------------------------------------------------------------------------------
       10,581   Total Tax Obligation/Limited                                                                             11,458,587
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 24.2% (16.2% OF TOTAL INVESTMENTS)

        1,000   Capital Region Airport Authority, Richmond, Virginia, Revenue         7/15 at 100.00         AAA          1,085,650
                 Bonds, Richmond International Airport, Series 2005A,
                 5.000%, 7/01/18 - FSA Insured

        1,000   Chesapeake Bay Bridge and Tunnel Commission, Virginia,                  No Opt. Call         AAA          1,209,360
                 General Resolution Revenue Refunding Bonds, Series 1998,
                 5.500%, 7/01/25 - MBIA Insured

        3,000   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA          3,236,490
                 System Revenue Bonds, Series 2001A, 5.500%, 10/01/27 -
                 MBIA Insured (Alternative Minimum Tax)

          250   Metropolitan Washington D.C. Airports Authority, Airport             10/11 at 101.00         AAA            263,905
                 System Revenue Bonds, Series 2001B, 5.000%, 10/01/21 -
                 MBIA Insured

          510   Metropolitan Washington D.C. Airports Authority, Airport             10/16 at 100.00         AAA            546,950
                 System Revenue Bonds, Series 2006, 5.000%, 10/01/36
                 (WI/DD, Settling 12/06/06) - FGIC Insured (Alternative
                 Minimum Tax)

        1,500   Norfolk Airport Authority, Virginia, Airport Revenue Bonds,           7/11 at 100.00         AAA          1,571,175
                 Series 2001A, 5.125%, 7/01/31 - FGIC Insured

          500   Norfolk, Virginia, Parking System Revenue Bonds,                      2/15 at 100.00         AAA            538,680
                 Series 2005A, 5.000%, 2/01/23 - MBIA Insured

          500   Richmond Metropolitan Authority, Virginia, Revenue Refunding            No Opt. Call         AAA            579,995
                 Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 -
                 FGIC Insured

        1,225   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          1,290,893
                 Bonds, Series 2001A, 5.250%, 8/01/23

        1,250   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2          1,294,650
                 Bonds, Series 2001B, 5.125%, 8/01/27 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       10,735   Total Transportation                                                                                     11,617,748
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 16.9% (11.3% OF TOTAL INVESTMENTS) (4)

        1,000   Bristol, Virginia, Utility System Revenue Refunding Bonds,              No Opt. Call         AAA          1,104,960
                 Series 2001, 5.000%, 7/15/21 - FSA Insured (ETM)

          425   Loudoun County Industrial Development Authority, Virginia,            6/12 at 101.00     BBB (4)            479,115
                 Hospital Revenue Bonds, Loudoun Hospital Center,
                 Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)

        1,000   Loudoun County, Virginia, General Obligation Public                   1/11 at 101.00         AAA          1,074,940
                 Improvement Bonds, Series 2001B, 5.250%, 1/01/20
                 (Pre-refunded 1/01/11)

          200   Pocahontas Parkway Association, Virginia, Senior Lien                   No Opt. Call         AAA            202,430
                 Revenue Bonds, Route 895 Connector Toll Road,
                 Series 1998A, 5.250%, 8/15/07 (ETM)

          200   Pocahontas Parkway Association, Virginia, Senior Lien Revenue         8/08 at 102.00         AAA            210,422
                 Bonds, Route 895 Connector Toll Road, Series 1998A,
                 5.500%, 8/15/28 (Pre-refunded 8/15/08)

        1,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,622,400
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32 (ETM)

        1,500   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          1,620,150
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)


                                       49

                        Nuveen Virginia Dividend Advantage Municipal Fund (NGB) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GUARANTEED (4) (continued)

$         415   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            7/10 at 100.00         AAA     $      433,451
                 Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20
                 (Pre-refunded 7/01/10)

        1,300   Richmond, Virginia, General Obligation Refunding and                  1/10 at 101.00         AAA          1,373,827
                 Public Improvement Bonds, Series 1999A, 5.125%, 1/15/24
                 (Pre-refunded 1/15/10) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,540   Total U.S. Guaranteed                                                                                     8,121,695
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 3.5% (2.3% OF TOTAL INVESTMENTS)

        1,000   Mecklenburg County Industrial Development Authority,                 10/12 at 100.00        Baa1          1,123,840
                 Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

          500   Richmond, Virginia, Public Utility Revenue Refunding Bonds,           1/12 at 100.00         AAA            525,540
                 Series 2002, 5.000%, 1/15/27 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        1,500   Total Utilities                                                                                           1,649,380
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 4.3% (2.9% OF TOTAL INVESTMENTS)

        2,000   Henrico County, Virginia, Water and Sewer System Revenue              5/09 at 102.00         AA+          2,087,640
                 Refunding Bonds, Series 1999, 5.000%, 5/01/22

------------------------------------------------------------------------------------------------------------------------------------
$      67,241   Total Investments (cost $67,981,694) - 149.3%                                                            71,720,607
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                        331,109
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.9)%                                                        (24,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   48,051,716
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.


                                 See accompanying notes to financial statements.

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB)
                        Portfolio of
                                INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CONSUMER STAPLES - 4.5% (3.1% OF TOTAL INVESTMENTS)

                Tobacco Settlement Financing Corporation of Virginia, Tobacco
                Settlement Asset-Backed Bonds, Series 2005:
$       1,050    5.250%, 6/01/19                                                      6/15 at 100.00         BBB     $    1,107,026
        2,700    5.500%, 6/01/26                                                      6/15 at 100.00         BBB          2,882,331

------------------------------------------------------------------------------------------------------------------------------------
        3,750   Total Consumer Staples                                                                                    3,989,357
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 7.5% (5.1% OF TOTAL INVESTMENTS)

        1,000   Fairfax County Economic Development Authority, Virginia,              9/09 at 101.00         Aaa          1,052,170
                 Revenue Bonds, National Wildlife Federation, Series 1999,
                 5.375%, 9/01/29 - MBIA Insured

        1,000   Prince William County Industrial Development Authority,              10/13 at 101.00          A3          1,072,000
                 Virginia, Educational Facilities Revenue Bonds, Catholic
                 Diocese of Arlington, Series 2003, 5.500%, 10/01/33
        1,500   Puerto Rico Industrial, Tourist, Educational, Medical and            12/12 at 101.00        BBB-          1,599,825
                 Environmental Control Facilities Financing Authority, Higher
                 Education Revenue Refunding Bonds, Ana G. Mendez
                 University System, Series 2002, 5.375%, 12/01/21

          490   Rockbridge County Industrial Development Authority, Virginia,         7/11 at 100.00          B2            501,015
                 Horse Center Revenue Refunding Bonds, Series 2001C,
                 6.850%, 7/15/21

          275   The Rector and Visitors of the University of Virginia, General        6/15 at 100.00         AAA            301,317
                 Revenue Bonds, Series 2005, 5.000%, 6/01/18

        2,000   Winchester Industrial Development Authority, Virginia,               10/08 at 102.00         AAA          2,090,740
                 Educational Facilities First Mortgage Revenue Bonds,
                 Shenandoah University, Series 1998, 5.250%, 10/01/28 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        6,265   Total Education and Civic Organizations                                                                   6,617,067
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 17.4% (11.9% OF TOTAL INVESTMENTS)

        1,500   Albemarle County Industrial Development Authority, Virginia,         10/12 at 100.00          A2          1,571,820
                 Hospital Revenue Bonds, Martha Jefferson Hospital,
                 Series 2002, 5.250%, 10/01/35

        3,000   Fauquier County Industrial Development Authority, Virginia,          10/12 at 102.00          AA          3,236,850
                 Hospital Revenue Bonds, Fauquier Hospital, Series 2002,
                 5.250%, 10/01/25 - RAAI Insured

          675   Fredericksburg Industrial Development Authority, Virginia,            6/12 at 100.00          A3            701,683
                 Revenue Bonds, MediCorp Health System, Series 2002B,
                 5.125%, 6/15/33

        1,000   Henrico County Economic Development Authority, Virginia,             11/12 at 100.00          A-          1,072,610
                 Revenue Bonds, Bon Secours Health System Inc.,
                 Series 2002A, 5.600%, 11/15/30

        1,155   Manassas Industrial Development Authority, Virginia,                  4/13 at 100.00          A2          1,222,117
                 Hospital Revenue Bonds, Prince William Hospital, Series 2002,
                 5.250%, 4/01/33

        1,000   Medical College of Virginia Hospital Authority, General Revenue       7/08 at 102.00         AAA          1,042,740
                 Bonds, Series 1998, 5.250%, 7/01/14 - MBIA Insured

        1,200   Norton Industrial Development Authority, Virginia, Hospital          12/11 at 101.00           A          1,300,932
                 Revenue Refunding and Improvement Bonds, Norton
                 Community Hospital, Series 2001, 6.000%, 12/01/22 -
                 ACA Insured

        1,000   Prince William County Industrial Development Authority,              10/08 at 102.00         Aaa          1,038,890
                 Virginia, Hospital Facility Revenue Refunding Bonds,
                 Potomac Hospital Corporation of Prince William, Series 1998,
                 5.000%, 10/01/18 - FSA Insured

        3,915   Roanoke Industrial Development Authority, Virginia, Hospital          7/12 at 100.00         AAA          4,229,609
                 Revenue Bonds, Carilion Health System, Series 2002A,
                 5.500%, 7/01/20 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,445   Total Health Care                                                                                        15,417,251
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 9.4% (6.4% OF TOTAL INVESTMENTS)

        7,485   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA          7,809,624
                 Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 -
                 MBIA Insured


                                       51

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                HOUSING/SINGLE FAMILY (continued)

$         500   Virginia Housing Development Authority, Commonwealth                  1/15 at 100.00         AAA     $      507,190
                 Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        7,985   Total Housing/Single Family                                                                               8,316,814
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 9.2% (6.2% OF TOTAL INVESTMENTS)

          165   Albemarle County Industrial Development Authority,                    1/12 at 100.00         N/R            175,482
                 Virginia, Residential Care Facility Revenue Bonds,
                 Westminster Canterbury of the Blue Ridge First Mortgage,
                 Series 2001, 6.200%, 1/01/31

          650   Chesterfield County Health Center Commission, Virginia,              12/15 at 100.00         N/R            661,336
                 Mortgage Revenue Bonds, Lucy Corr Village, Series 2005,
                 5.625%, 12/01/39

          500   Fairfax County Economic Development Authority, Virginia,             10/16 at 100.00         BBB            512,820
                 Retirement Center Revenue Bonds, Greenspring Village,
                 Series 2006A, 4.750%, 10/01/26

          600   Henrico County Economic Development Authority, Virginia,                No Opt. Call        BBB-            623,502
                 Residential Care Facility Revenue Bonds, Westminster
                 Canterbury of Richmond, Series 2006, 5.000%, 10/01/35

        1,300   Industrial Development Authority of the County of                     1/17 at 100.00         N/R          1,352,936
                 Prince William, Virginia, Residential Care Facility Revenue
                 Bonds, Westminster at Lake, First Mortgage, Series 2006,
                 5.125%, 1/01/26

        1,350   James City County Industrial Development Authority, Virginia,         3/12 at 101.00         N/R          1,441,314
                 Residential Care Facility First Mortgage Revenue Refunding
                 Bonds, Williamsburg Landing Inc., Series 2003A,
                 6.000%, 3/01/23

        1,670   Roanoke Industrial Development Authority, Virginia,                  12/16 at 100.00         N/R          1,686,633
                 Residential Revenue Bonds, Virginia Lutheran Homes
                 Incorporated, Series 2006, 5.000%, 12/01/39

          650   Suffolk Industrial Development Authority, Virginia,                   9/16 at 100.00         N/R            668,291
                 Retirement Facilities First Mortgage Revenue Bonds,
                 Lake Prince Center, Series 2006, 5.300%, 9/01/31

          650   Virginia Beach Development Authority, Virginia, Residential          11/15 at 100.00         N/R            661,681
                 Care Facility Mortgage Revenue Bonds, Westminster
                 Canterbury on Chesapeake Bay, Series 2005,
                 5.000%, 11/01/22

          325   Winchester Industrial Development Authority, Virginia,                1/15 at 100.00         N/R            332,803
                 Residential Care Facility Revenue Bonds, Westminster-
                 Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27

------------------------------------------------------------------------------------------------------------------------------------
        7,860   Total Long-Term Care                                                                                      8,116,798
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 1.8% (1.3% OF TOTAL INVESTMENTS)

          165   Bedford County Industrial Development Authority, Virginia,            2/08 at 102.00          B2            166,988
                 Industrial Development Revenue Refunding Bonds,
                 Nekoosa Packaging Corporation, Series 1998,
                 5.600%, 12/01/25 (Alternative Minimum Tax) (5)

          460   Goochland County Industrial Development Authority, Virginia,         12/08 at 101.00          B2            466,813
                 Industrial Development Revenue Refunding Bonds, Nekoosa
                 Packaging Corporation Project, Series 1998, 5.650%, 12/01/25
                 (Alternative Minimum Tax) (5)

        1,000   Hopewell Industrial Development Authority, Virginia,                    No Opt. Call        CCC+          1,025,780
                 Environmental Improvement Revenue Bonds, Smurfit Stone
                 Container Corporation, Series 2005, 5.250%, 6/01/15

------------------------------------------------------------------------------------------------------------------------------------
        1,625   Total Materials                                                                                           1,659,581
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 33.8% (23.0% OF TOTAL INVESTMENTS)

          600   Alexandria, Virginia, General Obligation Bonds, Series 2004B,           No Opt. Call         AAA            654,222
                 5.000%, 6/15/13

          500   Arlington County, Virginia, General Obligation Bonds,                 8/16 at 100.00         AAA            553,050
                 Series 2006, 5.000%, 8/01/20

        1,750   Chesapeake, Virginia, General Obligation Bonds, Series 2001,         12/11 at 100.00          AA          1,905,155
                 5.500%, 12/01/16

        1,000   Loudoun County, Virginia, General Obligation Bonds, Series 2006,     12/16 at 100.00         AAA          1,099,520
                 5.000%, 12/01/25

        1,730   Loudoun County, Virginia, General Obligation Public Improvement      11/11 at 101.00         AAA          1,807,417
                 Bonds, Series 2001C, 4.500%, 11/01/17

           95   Loudoun County, Virginia, General Obligation Public Improvement       5/12 at 100.00         AAA            102,216
                 Bonds, Series 2002A, 5.250%, 5/01/22

        1,000   Loudoun County, Virginia, General Obligation Public Improvement       6/15 at 100.00         AAA          1,099,530
                 Bonds, Series 2005B, 5.000%, 6/01/18

        1,840   Newport News, Virginia, General Obligation Bonds, General             7/13 at 100.00          AA          1,980,300
                 Improvement and Water Projects, Series 2002A,
                 5.000%, 7/01/20

        1,000   Newport News, Virginia, General Obligation Bonds,                    11/13 at 100.00          AA          1,068,620
                 Series 2003B, 5.000%, 11/01/22


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/GENERAL (continued)

$          40   Portsmouth, Virginia, General Obligation Public Utility Refunding     6/08 at 100.00         AAA     $       40,762
                 Bonds, Series 2001B, 5.000%, 6/01/21 - FGIC Insured

                Powhatan County, Virginia, General Obligation Bonds, Series 2001:
          660    5.000%, 1/15/23 - AMBAC Insured                                      1/11 at 101.00         AAA            694,822
        1,000    5.000%, 1/15/27 - AMBAC Insured                                      1/11 at 101.00         AAA          1,048,270

        1,000   Richmond, Virginia, General Obligation Bonds, Series 2004A,           7/14 at 100.00         AAA          1,081,160
                 5.000%, 7/15/21 - FSA Insured

                Roanoke, Virginia, General Obligation Public Improvement Bonds,
                Series 2002A:
        2,400    5.000%, 10/01/18                                                    10/12 at 101.00          AA          2,591,520
        2,435    5.000%, 10/01/19                                                    10/12 at 101.00          AA          2,629,313

        1,280   Roanoke, Virginia, General Obligation Public Improvement             10/12 at 101.00         AAA          1,378,650
                 Bonds, Series 2002B, 5.000%, 10/01/15 - FGIC Insured
                 (Alternative Minimum Tax)

                Salem, Virginia, General Obligation Public Improvement Bonds,
                Series 2002:
        1,145    5.375%, 1/01/21                                                      1/12 at 100.00         Aa3          1,235,066
        1,200    5.375%, 1/01/22                                                      1/12 at 100.00         Aa3          1,290,072
        1,260    5.375%, 1/01/23                                                      1/12 at 100.00         Aa3          1,354,576
        1,325    5.375%, 1/01/24                                                      1/12 at 100.00         Aa3          1,424,455

        1,000   Staunton, Virginia, General Obligation Bonds, Series 2004,            2/14 at 101.00         AAA          1,164,860
                 6.250%, 2/01/25 - AMBAC Insured

          600   Virginia Beach, Virginia, General Obligation Bonds, Series 2005,      1/16 at 100.00         AA+            656,268
                 5.000%, 1/15/20

        1,500   Virginia Beach, Virginia, General Obligation Public Improvement       6/11 at 101.00         AA+          1,594,515
                 Bonds, Series 2001, 5.000%, 6/01/19

        1,420   Virginia Beach, Virginia, General Obligation Refunding and            3/12 at 100.00         AA+          1,501,749
                 Public Improvement Bonds, Series 2002, 5.000%, 3/01/21

------------------------------------------------------------------------------------------------------------------------------------
       27,780   Total Tax Obligation/General                                                                             29,956,088
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 20.3% (13.8% OF TOTAL INVESTMENTS)

          315   Bell Creek Community Development Authority, Virginia, Special         3/13 at 101.00         N/R            321,971
                 Assessment Bonds, Series 2003A, 6.750%, 3/01/22

        1,000   Broad Street Community Development Authority, Virginia,               6/13 at 102.00         N/R          1,118,370
                 Revenue Bonds, Series 2003, 7.500%, 6/01/33

                Buena Vista Public Recreational Facilities Authority, Virginia,
                Lease Revenue Bonds, Golf Course Project, Series 2005A:
          210    5.250%, 7/15/25 - ACA Insured                                        7/15 at 100.00           A            224,631
          165    5.500%, 7/15/35 - ACA Insured                                        7/15 at 100.00           A            177,717

          800   Commonwealth Transportation Board of Virginia, Federal                  No Opt. Call          AA            884,656
                 Highway Reimbursement Anticipation Notes, Series 2005,
                 5.000%, 9/28/15

          800   Fairfax County Economic Development Authority, Virginia,              5/16 at 100.00         AA+            879,064
                 Lease Revenue Bonds, Joint Public Uses Community Project,
                 Series 2006, 5.000%, 5/15/18

        1,800   Loudoun County Industrial Development Authority, Virginia,            3/13 at 100.00         AA+          1,931,022
                 Lease Revenue Refunding Bonds, Public Facility Project,
                 Series 2003, 5.000%, 3/01/19

          400   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00         BBB            425,308
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.250%, 7/01/27

          455   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00        BBB-            485,467
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29

        1,000   Spotsylvania County Industrial Development Authority, Virginia,       8/13 at 100.00         AAA          1,076,140
                 Lease Revenue Bonds, School Facilities, Series 2003B,
                 5.125%, 8/01/23 - AMBAC Insured

        1,000   Stafford County and Staunton Industrial Development Authority,        8/16 at 100.00         AAA          1,089,110
                 Virginia, Revenue Bonds, Virginia Municipal League and
                 Virginia Association of Counties Finance Program, Series 2006A,
                 5.000%, 8/01/23 - MBIA Insured

          800   Virginia Beach Development Authority, Public Facilities               5/15 at 100.00          AA            865,304
                 Revenue Bonds, Series 2005A, 5.000%, 5/01/22

        1,790   Virginia College Building Authority, Educational Facilities           2/12 at 100.00         AA+          1,886,427
                 Revenue Bonds, 21st Century College Program, Series 2002A,
                 5.000%, 2/01/22


                                       53

                        Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB) (continued)
                             Portfolio of INVESTMENTS November 30, 2006 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAX OBLIGATION/LIMITED (continued)

$         690   Virginia Gateway Community Development Authority,                     3/13 at 102.00         N/R     $      758,696
                 Prince William County, Special Assessment Bonds,
                 Series 2003, 6.375%, 3/01/30

        2,540   Virginia Public School Authority, School Financing Bonds,             8/11 at 101.00         AA+          2,704,490
                 1997 Resolution, Series 2001B, 5.000%, 8/01/19

          570   Virginia Public School Authority, School Financing Bonds,             8/15 at 100.00         AA+            625,518
                 1997 Resolution, Series 2005C, 5.000%, 8/01/17

        1,265   Virginia Resources Authority, Infrastructure Revenue Bonds,           5/10 at 101.00          AA          1,318,332
                 Pooled Loan Bond Program, Series 2001D, 5.000%, 5/01/26

        1,100   Virginia Transportation Board, Transportation Revenue Bonds,          5/14 at 100.00         AA+          1,201,288
                 U.S. Route 58 Corridor Development Program, Series 2004B,
                 5.000%, 5/15/15

------------------------------------------------------------------------------------------------------------------------------------
       16,700   Total Tax Obligation/Limited                                                                             17,973,511
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 4.5% (3.1% OF TOTAL INVESTMENTS)

        1,000   Metropolitan Washington D.C. Airports Authority, Airport             10/12 at 100.00         AAA          1,049,970
                 System Revenue Bonds, Series 2002A, 5.125%, 10/01/26 -
                 FGIC Insured (Alternative Minimum Tax)

          940   Metropolitan Washington D.C. Airports Authority, Airport             10/16 at 100.00         AAA          1,008,103
                 System Revenue Bonds, Series 2006, 5.000%, 10/01/36
                 (WI/DD, Settling 12/06/06) - FGIC Insured (Alternative
                 Minimum Tax)

        1,500   Norfolk, Virginia, Parking System Revenue Bonds,                      2/15 at 100.00         AAA          1,616,040
                 Series 2005A, 5.000%, 2/01/23 - MBIA Insured

          300   Virginia Resources Authority, Airports Revolving Fund Revenue         2/11 at 100.00         Aa2            317,859
                 Bonds, Series 2001A, 5.250%, 8/01/17

------------------------------------------------------------------------------------------------------------------------------------
        3,740   Total Transportation                                                                                      3,991,972
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 16.9% (11.5% OF TOTAL INVESTMENTS) (4)

        1,000   Bristol, Virginia, General Obligation Utility System Revenue            No Opt. Call         AAA          1,134,600
                 Bonds, Series 2002, 5.000%, 11/01/24 - FSA Insured (ETM)

          195   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA            208,773
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27
                 (Pre-refunded 4/01/12)

                Loudoun County Industrial Development Authority, Virginia,
                Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A:
          250    6.000%, 6/01/22 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (4)            281,833
          600    6.100%, 6/01/32 (Pre-refunded 6/01/12)                               6/12 at 101.00     BBB (4)            679,236

          445   Loudoun County, Virginia, General Obligation Public                   5/12 at 100.00         AAA            482,785
                 Improvement Bonds, Series 2002A, 5.250%, 5/01/22
                 (Pre-refunded 5/01/12)

          300   Pocahontas Parkway Association, Virginia, Senior Lien Revenue           No Opt. Call         AAA            303,645
                 Bonds, Route 895 Connector Toll Road, Series 1998A,
                 5.250%, 8/15/07 (ETM)

          325   Pocahontas Parkway Association, Virginia, Senior Lien                 8/08 at 102.00         AAA            341,936
                 Revenue Bonds, Route 895 Connector Toll Road, Series 1998A,
                 5.500%, 8/15/28 (Pre-refunded 8/15/08)

          525   Portsmouth, Virginia, General Obligation Public Utility Refunding     6/08 at 100.00         AAA            536,624
                 Bonds, Series 2001B, 5.000%, 6/01/21 (Pre-refunded 6/01/08) -
                 FGIC Insured

        2,750   Puerto Rico Infrastructure Financing Authority, Special Obligation   10/10 at 101.00         AAA          2,970,275
                 Bonds, Series 2000A, 5.500%, 10/01/40 (ETM)

        1,100   Puerto Rico Public Buildings Authority, Guaranteed Government         7/12 at 100.00     BBB (4)          1,194,259
                 Facilities Revenue Refunding Bonds, Series 2002D,
                 5.250%, 7/01/27 (Pre-refunded 7/01/12)

        1,345   Puerto Rico Public Finance Corporation, Commonwealth                  2/12 at 100.00         Aaa          1,469,466
                 Appropriation Bonds, Series 2002E, 5.500%, 8/01/29
                 (Pre-refunded 2/01/12)

        1,710   Virginia Transportation Board, Transportation Revenue Bonds,          5/11 at 100.00     AA+ (4)          1,813,558
                 Northern Virginia Transportation District Program,
                 Series 2001A, 5.000%, 5/15/26 (Pre-refunded 5/15/11)

                Virginia Transportation Board, Transportation Revenue Bonds,
                U.S. Route 58 Corridor Development Program, Series 2001B:
        1,705    5.000%, 5/15/22 (Pre-refunded 5/15/11)                               5/11 at 100.00     AA+ (4)          1,808,255
        1,665    5.000%, 5/15/23 (Pre-refunded 5/15/11)                               5/11 at 100.00     AA+ (4)          1,765,832

------------------------------------------------------------------------------------------------------------------------------------
       13,915   Total U.S. Guaranteed                                                                                    14,991,077
------------------------------------------------------------------------------------------------------------------------------------


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                       PROVISIONS (2)    RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------

                UTILITIES - 6.3% (4.3% OF TOTAL INVESTMENTS)

$       2,000   Mecklenburg County Industrial Development Authority, Virginia,       10/12 at 100.00        Baa1     $    2,247,680
                 Revenue Bonds, UAE Mecklenburg Cogeneration LP,
                 Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)

        3,125   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/10 at 101.00         AAA          3,315,750
                 Series 2000HH, 5.250%, 7/01/29 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,125   Total Utilities                                                                                           5,563,430
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 15.2% (10.3% OF TOTAL INVESTMENTS)

          805   Fairfax County Water Authority, Virginia, Water Revenue               4/12 at 100.00         AAA            846,852
                 Refunding Bonds, Series 2002, 5.000%, 4/01/27

                Henry County Public Service Authority, Virginia, Water and
                Sewerage Revenue Refunding Bonds, Series 2001:
        1,000    5.500%, 11/15/17 - FSA Insured                                         No Opt. Call         AAA          1,151,970
        3,000    5.500%, 11/15/19 - FSA Insured                                         No Opt. Call         AAA          3,502,920

                Norfolk, Virginia, Water Revenue Refunding Bonds, Series 2001:
        1,130    5.000%, 11/01/18 - FGIC Insured                                     11/11 at 100.00         AAA          1,196,794
        1,190    5.000%, 11/01/19 - FGIC Insured                                     11/11 at 100.00         AAA          1,260,341
        1,450    5.000%, 11/01/23 - FGIC Insured                                     11/11 at 100.00         AAA          1,525,371
        1,525    5.000%, 11/01/24 - FGIC Insured                                     11/11 at 100.00         AAA          1,604,269

        2,250   Virginia Resources Authority, Water and Sewerage System               5/11 at 101.00          AA          2,356,808
                 Revenue Bonds, Caroline County Public Improvements
                 Project, Series 2001, 5.000%, 5/01/32

------------------------------------------------------------------------------------------------------------------------------------
       12,350   Total Water and Sewer                                                                                    13,445,325
------------------------------------------------------------------------------------------------------------------------------------
$     121,540   Total Investments (cost $122,330,198) - 146.8%                                                          130,038,271
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.6%                                                                        572,730
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.4)%                                                        (42,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   88,611,001
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS") regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                                 See accompanying notes to financial statements.

                        Statement of
                             ASSETS AND LIABILITIES November 30, 2006 (Unaudited)
                                                                       MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $226,062,934, $88,986,449,
   $91,244,008 and $114,205,469, respectively)                     $238,155,602      $93,261,610       $95,636,857     $118,522,950
Cash                                                                         --          778,745                --               --
Receivables:
   Interest                                                           3,984,160        1,572,745         1,532,908        1,712,479
   Investments sold                                                      10,061          496,866                --            5,061
Other assets                                                             13,712            3,297               842              996
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                  242,163,535       96,113,263        97,170,607      120,241,486
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                          207,973               --           191,999           36,466
Floating rate obligations                                             2,800,000        1,133,000         1,133,000        1,400,000
Payable for investments purchased                                            --               --                --               --
Accrued expenses:
   Management fees                                                      122,914           29,891            30,166           30,577
   Other                                                                 47,785           19,925            17,393           24,043
Preferred share dividends payable                                        28,652            5,920             7,894            6,303
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                               3,207,324        1,188,736         1,380,452        1,497,389
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               79,100,000       32,000,000        32,000,000       39,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $159,856,211      $62,924,527       $63,790,155     $ 79,744,097
====================================================================================================================================
Common shares outstanding                                            10,633,842        4,176,700         4,186,831        5,360,346
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)         $      15.03      $     15.07       $     15.24     $      14.88
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                            $    106,338      $    41,767       $    41,868     $     53,603
Paid-in surplus                                                     147,703,070       59,264,027        59,399,717       75,655,769
Undistributed (Over-distribution of) net investment income              151,171          (12,612)           83,807          (97,500)
Accumulated net realized gain (loss) from investments and
   derivative transactions                                             (197,036)        (643,816)         (128,086)        (185,256)
Net unrealized appreciation (depreciation) of investments            12,092,668        4,275,161         4,392,849        4,317,481
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                             $159,856,211      $62,924,527       $63,790,155     $ 79,744,097
====================================================================================================================================
Authorized shares:
   Common                                                             Unlimited        Unlimited         Unlimited        Unlimited
   Preferred                                                          Unlimited        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                        VIRGINIA          VIRGINIA         VIRGINIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $188,493,193, $67,981,694
   and $122,330,198, respectively)                                                  $199,497,211       $71,720,607     $130,038,271
Cash                                                                                          --                --               --
Receivables:
   Interest                                                                            3,083,912         1,067,669        1,732,544
   Investments sold                                                                        5,000                --               --
Other assets                                                                              15,327             3,186            1,844
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                   202,601,450        72,791,462      131,772,659
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                           145,906           157,345          102,761
Floating rate obligations                                                                     --                --               --
Payable for investments purchased                                                      1,523,506           539,575          994,511
Accrued expenses:
   Management fees                                                                       103,510            22,700           35,747
   Other                                                                                  35,088            18,416           18,977
Preferred share dividends payable                                                         29,921             1,710            9,662
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                1,837,931           739,746        1,161,658
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                63,800,000        24,000,000       42,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $136,963,519       $48,051,716     $ 88,611,001
====================================================================================================================================
Common shares outstanding                                                              8,917,736         3,129,032        5,722,392
====================================================================================================================================
Net asset value per Common share outstanding (net assets applicable
   to Common shares, divided by Common shares outstanding)                          $      15.36       $     15.36     $      15.48
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                             $     89,177       $    31,290     $     57,224
Paid-in surplus                                                                      125,552,722        44,375,391       81,218,087
Undistributed (Over-distribution of) net investment income                               230,245             6,672              768
Accumulated net realized gain (loss) from investments and
   derivative transactions                                                                87,357          (100,550)        (373,151)
Net unrealized appreciation (depreciation) of investments                             11,004,018         3,738,913        7,708,073
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                              $136,963,519       $48,051,716     $ 88,611,001
====================================================================================================================================
Authorized shares:
   Common                                                                              Unlimited         Unlimited        Unlimited
   Preferred                                                                           Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Six Months Ended November 30, 2006 (Unaudited)
                                                                       MARYLAND         MARYLAND          MARYLAND         MARYLAND
                                                                        PREMIUM         DIVIDEND          DIVIDEND         DIVIDEND
                                                                         INCOME        ADVANTAGE       ADVANTAGE 2      ADVANTAGE 3
                                                                          (NMY)            (NFM)             (NZR)            (NWI)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $5,635,760       $2,254,459        $2,225,590       $2,633,450
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                         742,984          298,274           301,161          372,576
Preferred shares - auction fees                                          99,146           40,110            40,110           48,883
Preferred shares - dividend disbursing agent fees                        10,027            5,014             5,014            5,014
Shareholders' servicing agent fees and expenses                          11,375              977               569              508
Interest expense and fees                                                 4,367            1,767             1,767            2,183
Custodian's fees and expenses                                            53,489           17,320            18,794           18,332
Trustees' fees and expenses                                               3,060            1,197             1,163            1,528
Professional fees                                                         9,852            6,660             7,103            7,913
Shareholders' reports - printing and mailing expenses                    20,520            7,680             8,447            9,283
Stock exchange listing fees                                               4,963              178               178              229
Investor relations expense                                               16,926            6,328             6,478            8,040
Other expenses                                                           10,151            7,709             7,912            7,412
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement    986,860          393,214           398,696          481,901
   Custodian fee credit                                                 (11,786)          (5,965)           (6,550)          (7,249)
   Expense reimbursement                                                     --         (117,112)         (133,949)        (187,245)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                            975,074          270,137           258,197          287,407
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                 4,660,686        1,984,322         1,967,393        2,346,043
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                               128,346          101,335            17,494           56,940
Net realized gain (loss) from forward swaps                                  --               --                --           33,256
Change in net unrealized appreciation (depreciation)
   of investments                                                     5,977,199        2,045,311         2,070,596        3,069,241
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                          --               --                --         (211,923)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                               6,105,545        2,146,646         2,088,090        2,947,514
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                           (1,171,295)        (471,362)         (464,618)        (573,692)
From accumulated net realized gains                                          --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                      (1,171,295)        (471,362)         (464,618)        (573,692)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                            $9,594,936       $3,659,606        $3,590,865       $4,719,865
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                        VIRGINIA          VIRGINIA         VIRGINIA
                                                                                         PREMIUM          DIVIDEND         DIVIDEND
                                                                                          INCOME         ADVANTAGE      ADVANTAGE 2
                                                                                           (NPV)             (NGB)            (NNB)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 4,703,384        $1,717,135       $3,077,360
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                          626,665           226,832          410,689
Preferred shares - auction fees                                                           79,969            30,082           52,644
Preferred shares - dividend disbursing agent fees                                         10,027             5,014            5,014
Shareholders' servicing agent fees and expenses                                            8,083               461              557
Interest expense and fees                                                                     --                --               --
Custodian's fees and expenses                                                             32,986            15,406           20,595
Trustees' fees and expenses                                                                2,504               950            1,915
Professional fees                                                                          8,739             6,148            7,080
Shareholders' reports - printing and mailing expenses                                     16,539             6,656            9,918
Stock exchange listing fees                                                                4,977               133              244
Investor relations expense                                                                14,060             4,740            8,407
Other expenses                                                                             8,482             7,887            8,434
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement                     813,031           304,309          525,497
   Custodian fee credit                                                                   (9,621)           (3,165)          (4,349)
   Expense reimbursement                                                                      --           (89,061)        (193,609)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                             803,410           212,083          327,539
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  3,899,974         1,505,052        2,749,821
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                               (141,795)          (29,112)        (116,887)
Net realized gain (loss) from forward swaps                                                   --                --               --
Change in net unrealized appreciation (depreciation)
   of investments                                                                      4,630,860         1,540,989        2,926,013
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                                           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                                4,489,065         1,511,877        2,809,126
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (1,015,415)         (373,509)        (681,588)
From accumulated net realized gains                                                           --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                                       (1,015,415)         (373,509)        (681,588)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                                            $ 7,373,624        $2,643,420       $4,877,359
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)
                                        MARYLAND PREMIUM                    MARYLAND DIVIDEND                 MARYLAND DIVIDEND
                                          INCOME (NMY)                       ADVANTAGE (NFM)                  ADVANTAGE 2 (NZR)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS             YEAR        SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                        ENDED            ENDED             ENDED             ENDED            ENDED           ENDED
                                     11/30/06          5/31/06          11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 4,660,686      $ 9,509,021       $ 1,984,322       $ 3,981,268      $ 1,967,393     $ 3,928,931
Net realized gain (loss) from
   investments                        128,346           83,005           101,335           (25,376)          17,494          (1,124)
Net realized gain (loss) from
   forward swaps                           --               --                --           (62,612)              --         (77,385)
Net realized gain (loss) from futures      --               --                --                --               --              --
Change in net unrealized appreciation
   (depreciation) of investments    5,977,199       (6,030,163)        2,045,311        (2,009,294)       2,070,596      (2,456,188)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                        --               --                --            64,747               --          98,762
Distributions to
   Preferred Shareholders:
   From net investment income      (1,171,295)      (1,920,310)         (471,362)         (790,032)        (464,618)       (772,031)
   From accumulated net
      realized gains                       --          (31,400)               --                --               --         (14,225)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  9,594,936        1,610,153         3,659,606         1,158,701        3,590,865         706,740
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (3,604,501)      (8,311,346)       (1,578,014)       (3,532,953)      (1,606,958)     (3,484,393)
From accumulated net realized gains        --         (260,035)               --                --               --        (115,219)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (3,604,501)      (8,571,381)       (1,578,014)       (3,532,953)      (1,606,958)     (3,599,612)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Offering costs adjustments              --               --                --                --               --              --
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                  31,919          298,649            80,989            84,704           80,034         119,407
Preferred shares offering costs
   adjustments                             --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions          31,919          298,649            80,989            84,704           80,034         119,407
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares                 6,022,354       (6,662,579)        2,162,581        (2,289,548)       2,063,941      (2,773,465)
Net assets applicable to Common
   shares at the beginning
   of period                      153,833,857      160,496,436        60,761,946        63,051,494       61,726,214      64,499,679
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $159,856,211     $153,833,857       $62,924,527       $60,761,946      $63,790,155     $61,726,214
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                 $    151,171     $    266,281       $   (12,612)      $    52,442      $    83,807     $   187,990
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                        MARYLAND DIVIDEND                   VIRGINIA PREMIUM                 VIRGINIA DIVIDEND
                                        ADVANTAGE 3 (NWI)                      INCOME (NPV)                    ADVANTAGE (NGB)
                                  ----------------------------       -----------------------------      ----------------------------
                                   SIX MONTHS             YEAR        SIX MONTHS              YEAR       SIX MONTHS            YEAR
                                        ENDED            ENDED             ENDED             ENDED            ENDED           ENDED
                                     11/30/06          5/31/06          11/30/06           5/31/06         11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income             $ 2,346,043      $ 4,610,127       $ 3,899,974       $ 7,868,441      $ 1,505,052     $ 3,037,231
Net realized gain (loss) from
   investments                         56,940          163,785          (141,795)        1,639,045          (29,112)        255,078
Net realized gain (loss)
   from forward swaps                  33,256          (75,241)                --               --               --              --
Net realized gain (loss)
   from futures                            --             (156)                --               --               --              --
Change in net unrealized
   appreciation (depreciation)
   of investments                   3,069,241       (2,948,764)        4,630,860        (7,073,360)       1,540,989      (1,918,503)
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                  (211,923)         406,799                 --               --               --              --
Distributions to
   Preferred Shareholders:
   From net investment income        (573,692)        (978,804)       (1,015,415)       (1,304,947)        (373,509)       (541,517)
   From accumulated
      net realized gains                   --               --                 --         (231,433)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                  4,719,865        1,177,746         7,373,624           897,746        2,643,420         832,289
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income         (1,784,995)      (3,826,714)       (3,155,514)       (7,081,332)      (1,257,476)     (2,732,873)
From accumulated net realized gains        --               --                --        (2,160,808)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders          (1,784,995)      (3,826,714)       (3,155,514)       (9,242,140)      (1,257,476)     (2,732,873)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Offering costs adjustments              --               --                --                --               --              --
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                      --           15,363           118,911           630,496           40,261          52,481
Preferred shares offering costs
   adjustments                             --               --                --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions              --           15,363           118,911           630,496           40,261          52,481
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares      2,934,870       (2,633,605)        4,337,021        (7,713,898)       1,426,205      (1,848,103)
Net assets applicable to Common
   shares at the beginning
   of period                       76,809,227       79,442,832       132,626,498       140,340,396       46,625,511      48,473,614
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $79,744,097      $76,809,227      $136,963,519      $132,626,498      $48,051,716     $46,625,511
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                  $   (97,500)     $   (84,856)     $    230,245      $    501,200      $     6,672     $   132,605
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                                                            VIRGINIA DIVIDEND
                                                                                                             ADVANTAGE 2 (NNB)
                                                                                                        ----------------------------
                                                                                                         SIX MONTHS            YEAR
                                                                                                              ENDED           ENDED
                                                                                                           11/30/06         5/31/06
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                                                   $ 2,749,821     $ 5,449,719
Net realized gain (loss) from
   investments                                                                                             (116,887)        147,265
Net realized gain (loss) from forward swaps                                                                      --        (161,404)
Net realized gain (loss) from futures                                                                            --              --
Change in net unrealized appreciation
   (depreciation) of investments                                                                          2,926,013      (3,264,225)
Change in net unrealized appreciation
   (depreciation) of forward swaps                                                                               --         216,228
Distributions to Preferred Shareholders:
   From net investment income                                                                              (681,588)     (1,029,859)
   From accumulated net realized gains                                                                           --         (42,756)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares
   from operations                                                                                        4,877,359       1,314,968
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                                                               (2,230,988)     (4,841,986)
From accumulated net realized gains                                                                              --        (380,508)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions
   to Common shareholders                                                                                (2,230,988)     (5,222,494)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Offering costs adjustments                                                                                    --          10,292
   Net proceeds from shares issued to
     shareholders due to reinvestment
     of distributions                                                                                        77,624         148,139
Preferred shares offering costs
   adjustments                                                                                                   --          10,038
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares from
   capital share transactions                                                                                77,624         168,469
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                                                            2,723,995      (3,739,057)
Net assets applicable to Common
   shares at the beginning of period                                                                     85,887,006      89,626,063
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                                                          $88,611,001     $85,887,006
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at the
   end of period                                                                                        $       768     $   163,523
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Maryland Premium Income Municipal Fund
(NMY), Nuveen Maryland Dividend Advantage Municipal Fund (NFM), Nuveen Maryland Dividend Advantage Municipal Fund 2 (NZR), Nuveen Maryland Dividend Advantage Municipal Fund 3 (NWI), Nuveen Virginia Premium Income Municipal Fund (NPV), Nuveen Virginia Dividend Advantage Municipal Fund (NGB) and Nuveen Virginia Dividend Advantage Municipal Fund 2 (NNB). Common shares of Maryland Premium Income (NMY) and Virginia Premium Income (NPV) are traded on the New York Stock Exchange while Common shares of Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR), Maryland Dividend Advantage 3 (NWI), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and designated state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. If the pricing service is unable to supply a price for a municipal bond, forward swap contract or futures contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Exchange-listed securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, Virginia Premium Income (NPV), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) had outstanding when-issued/delayed delivery purchase commitments of $1,523,506, $539,575 and $994,511, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                      --       1,280           --           --
   Series T                                                      --          --           --        1,560
   Series W                                                   1,404          --           --           --
   Series TH                                                  1,760          --           --           --
   Series F                                                      --          --        1,280           --
---------------------------------------------------------------------------------------------------------
Total                                                         3,164       1,280        1,280        1,560
=========================================================================================================
                                                                       VIRGINIA     VIRGINIA     VIRGINIA
                                                                        PREMIUM     DIVIDEND     DIVIDEND
                                                                         INCOME    ADVANTAGE  ADVANTAGE 2
                                                                          (NPV)        (NGB)        (NNB)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                                                                  --           --        1,680
   Series T                                                                 832           --           --
   Series W                                                                  --          960           --
   Series TH                                                              1,720           --           --
   Series F                                                                  --           --           --
---------------------------------------------------------------------------------------------------------
Total                                                                     2,552          960        1,680
=========================================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investments in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Interest expense and fees" in the Statement of Operations.

During the six months ended November 30, 2006, Maryland Premium Income (NMY), Maryland Dividend Advantage (NFM), Maryland Dividend Advantage 2 (NZR) and Maryland Dividend Advantage 3 (NWI) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Virginia Premium Income (NPV), Virginia Dividend Advantage (NGB) and Virginia Dividend Advantage 2 (NNB) did not invest in any such instruments during the six months ended November 30, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended November 30, 2006, were as follows:

                                                           MARYLAND    MARYLAND     MARYLAND     MARYLAND
                                                            PREMIUM    DIVIDEND     DIVIDEND     DIVIDEND
                                                             INCOME   ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3
                                                              (NMY)       (NFM)        (NZR)        (NWI)
---------------------------------------------------------------------------------------------------------
Average floating rate obligations                          $228,261     $92,364      $92,364     $114,130
Average annual interest rate                                  3.80%       3.80%        3.80%        3.80%
=========================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount. At November 30, 2006, the Funds did not have any forward swap contracts outstanding.

Futures Contracts

The Funds are authorized to invest in futures contracts. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by "marking-to-market" on a daily basis to reflect the changes in market value of the contract. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is noted in the Statement of Assets and Liabilities. Additionally, the Statement of Assets and Liabilities reflects a receivable or payable for the variation margin when applicable. As of November 30, 2006, there were no outstanding futures contracts in any of the Funds.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                       MARYLAND PREMIUM           MARYLAND DIVIDEND          MARYLAND DIVIDEND
                                         INCOME (NMY)              ADVANTAGE (NFM)           ADVANTAGE 2 (NZR)
                                  ------------------------   -------------------------    -----------------------
                                   SIX MONTHS         YEAR     SIX MONTHS         YEAR    SIX MONTHS         YEAR
                                        ENDED        ENDED          ENDED        ENDED         ENDED        ENDED
                                     11/30/06      5/31/06       11/30/06      5/31/06      11/30/06      5/31/06
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due
   to reinvestment
   of distributions                     2,140       19,420          5,121        5,298         5,063        7,521
=================================================================================================================
                                      MARYLAND DIVIDEND           VIRGINIA PREMIUM           VIRGINIA DIVIDEND
                                       ADVANTAGE 3 (NWI)             INCOME (NPV)              ADVANTAGE (NGB)
                                   -----------------------     -----------------------    -----------------------
                                   SIX MONTHS         YEAR     SIX MONTHS         YEAR    SIX MONTHS         YEAR
                                        ENDED        ENDED          ENDED        ENDED         ENDED        ENDED
                                     11/30/06      5/31/06       11/30/06      5/31/06      11/30/06      5/31/06
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due
   to reinvestment
   of distributions                        --        1,071          7,806       38,319         2,408        3,038
=================================================================================================================
                                                                                            VIRGINIA DIVIDEND
                                                                                             ADVANTAGE 2 (NNB)
                                                                                          -----------------------
                                                                                          SIX MONTHS         YEAR
                                                                                               ENDED        ENDED
                                                                                            11/30/06      5/31/06
-----------------------------------------------------------------------------------------------------------------
Common shares issued to
   shareholders due to reinvestment
   of distributions                                                                            4,827        8,839
=================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended November 30, 2006, were as follows:

                                                           MARYLAND     MARYLAND       MARYLAND       MARYLAND
                                                            PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                                             INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)        (NFM)          (NZR)          (NWI)
--------------------------------------------------------------------------------------------------------------
Purchases                                               $18,348,804  $ 7,870,168     $6,477,111    $ 8,140,950
Sales and maturities                                     15,132,002    7,421,379      4,706,048      6,077,889
==============================================================================================================
                                                                        VIRGINIA       VIRGINIA       VIRGINIA
                                                                         PREMIUM       DIVIDEND       DIVIDEND
                                                                          INCOME      ADVANTAGE    ADVANTAGE 2
                                                                           (NPV)          (NGB)          (NNB)
--------------------------------------------------------------------------------------------------------------
Purchases                                                             $8,592,834     $5,164,702     $8,655,661
Sales and maturities                                                   7,705,934      4,658,005      7,311,093
==============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2006, the cost of investments was as follows:

                                                           MARYLAND     MARYLAND       MARYLAND       MARYLAND
                                                            PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                                             INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)        (NFM)          (NZR)          (NWI)
--------------------------------------------------------------------------------------------------------------
Cost of investments                                    $223,025,180  $87,913,169    $90,156,535   $112,893,720
==============================================================================================================
                                                                        VIRGINIA       VIRGINIA       VIRGINIA
                                                                         PREMIUM       DIVIDEND       DIVIDEND
                                                                          INCOME      ADVANTAGE    ADVANTAGE 2
                                                                           (NPV)          (NGB)          (NNB)
--------------------------------------------------------------------------------------------------------------
Cost of investments                                                 $188,203,063    $67,946,526   $122,343,252
==============================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

                                                           MARYLAND     MARYLAND       MARYLAND       MARYLAND
                                                            PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                                             INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)        (NFM)          (NZR)          (NWI)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                         $12,481,480   $4,326,658     $4,444,025     $4,424,556
   Depreciation                                            (151,051)    (111,139)       (96,625)      (195,323)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                        $12,330,429   $4,215,519     $4,347,400     $4,229,233
==============================================================================================================
                                                                        VIRGINIA       VIRGINIA       VIRGINIA
                                                                         PREMIUM       DIVIDEND       DIVIDEND
                                                                          INCOME      ADVANTAGE    ADVANTAGE 2
                                                                           (NPV)          (NGB)          (NNB)
--------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                      $11,302,549     $3,774,403     $7,798,292
   Depreciation                                                          (8,401)           (322)      (103,273)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                                     $11,294,148     $3,774,081     $7,695,019
==============================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds' last tax year end, were as follows:

                                                           MARYLAND     MARYLAND       MARYLAND       MARYLAND
                                                            PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                                             INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)        (NFM)          (NZR)          (NWI)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                      $611,838     $310,415       $423,460       $209,736
Undistributed net ordinary income **                             --           --             --            787
Undistributed net long-term capital gains                        --           --             --             --
==============================================================================================================
                                                                        VIRGINIA       VIRGINIA       VIRGINIA
                                                                         PREMIUM       DIVIDEND       DIVIDEND
                                                                          INCOME      ADVANTAGE    ADVANTAGE 2
                                                                           (NPV)          (NGB)          (NNB)
--------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                                   $811,454       $338,785       $496,256
Undistributed net ordinary income **                                          --          2,254             --
Undistributed net long-term capital gains                                229,152             --             --
==============================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 1, 2006, paid on June 1, 2006.
** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

                                                           MARYLAND     MARYLAND       MARYLAND       MARYLAND
                                                            PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                                             INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)        (NFM)          (NZR)          (NWI)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $10,253,086   $4,350,733     $4,281,497     $4,833,094
Distributions from net ordinary income **                    82,432           --            641             --
Distributions from net long-term capital gains              291,303           --        114,999             --
==============================================================================================================
                                                                        VIRGINIA       VIRGINIA       VIRGINIA
                                                                         PREMIUM       DIVIDEND       DIVIDEND
                                                                          INCOME      ADVANTAGE    ADVANTAGE 2
                                                                           (NPV)          (NGB)          (NNB)
--------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                              $8,481,521     $3,279,786     $5,886,854
Distributions from net ordinary income **                                     --             --          2,260
Distributions from net long-term capital gains                         2,392,241             --        354,292
==============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                           MARYLAND     MARYLAND     MARYLAND      VIRGINIA
                                                           DIVIDEND     DIVIDEND     DIVIDEND      DIVIDEND
                                                          ADVANTAGE  ADVANTAGE 2  ADVANTAGE 3     ADVANTAGE
                                                              (NFM)        (NZR)        (NWI)         (NGB)
-----------------------------------------------------------------------------------------------------------
Expiration year:
   2009                                                    $  7,580      $    --     $     --       $    --
   2010                                                      37,159           --           --            --
   2011                                                          --           --           --            --
   2012                                                     430,282           --           --        71,775
   2013                                                      15,613           --       28,210            --
   2014                                                      62,054       35,791      130,041            --
-----------------------------------------------------------------------------------------------------------
Total                                                      $552,688      $35,791     $158,251       $71,775
===========================================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2005 through May 31, 2006 ("post-October losses") in accordance with Federal income tax regulations. Post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                           MARYLAND     MARYLAND     MARYLAND      VIRGINIA
                                                            PREMIUM     DIVIDEND     DIVIDEND      DIVIDEND
                                                             INCOME    ADVANTAGE  ADVANTAGE 2   ADVANTAGE 2
                                                              (NMY)        (NFM)        (NZR)         (NNB)
-----------------------------------------------------------------------------------------------------------
                                                           $204,066      $95,072      $17,928      $169,715
===========================================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., ("Nuveen"), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS                           MARYLAND PREMIUM INCOME (NMY)
(INCLUDING NET ASSETS                              VIRGINIA PREMIUM INCOME (NPV)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

                                               MARYLAND DIVIDEND ADVANTAGE (NFM)
                                             MARYLAND DIVIDEND ADVANTAGE 2 (NZR)
                                             MARYLAND DIVIDEND ADVANTAGE 3 (NWI)
AVERAGE DAILY NET ASSETS                       VIRGINIA DIVIDEND ADVANTAGE (NGB)
(INCLUDING NET ASSETS                        VIRGINIA DIVIDEND ADVANTAGE 2 (NNB)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================
(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Maryland Dividend Advantage's (NFM) and Virginia Dividend Advantage's (NGB) operations, the Adviser has agreed to reimburse the Funds, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JANUARY 31,                                  JANUARY 31,
--------------------------------------------------------------------------------
2001*                     .30%               2007                           .25%
2002                      .30                2008                           .20
2003                      .30                2009                           .15
2004                      .30                2010                           .10
2005                      .30                2011                           .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage (NFM) and Virginia Dividend Advantage (NGB) for any portion of its fees and expenses beyond January 31, 2011.

For the first ten years of Maryland Dividend Advantage 2's (NZR) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%               2007                           .25%
2002                      .30                2008                           .20
2003                      .30                2009                           .15
2004                      .30                2010                           .10
2005                      .30                2011                           .05
2006                      .30
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 2 (NZR) for any portion of its fees and expenses beyond September 30, 2011.

For the first eight years of Maryland Dividend Advantage 3's (NWI) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%               2007                           .32%
2003                      .32                2008                           .24
2004                      .32                2009                           .16
2005                      .32                2010                           .08
2006                      .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Maryland Dividend Advantage 3 (NWI) for any portion of its fees and expenses beyond September 30, 2010.

For the first ten years of Virginia Dividend Advantage 2's (NNB) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%               2007                           .25%
2002                      .30                2008                           .20
2003                      .30                2009                           .15
2004                      .30                2010                           .10
2005                      .30                2011                           .05
2006                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Virginia Dividend Advantage 2 (NNB) for any portion of its fees and expenses beyond November 30, 2011.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 29, 2006, to shareholders of record on December 15, 2006, as follows:

                                                           MARYLAND     MARYLAND       MARYLAND       MARYLAND
                                                            PREMIUM     DIVIDEND       DIVIDEND       DIVIDEND
                                                             INCOME    ADVANTAGE    ADVANTAGE 2    ADVANTAGE 3
                                                              (NMY)        (NFM)          (NZR)          (NWI)
--------------------------------------------------------------------------------------------------------------
Dividend per share                                           $.0550       $.0615         $.0640         $.0555
==============================================================================================================
                                                                        VIRGINIA       VIRGINIA       VIRGINIA
                                                                         PREMIUM       DIVIDEND       DIVIDEND
                                                                          INCOME      ADVANTAGE    ADVANTAGE 2
                                                                           (NPV)          (NGB)          (NNB)
--------------------------------------------------------------------------------------------------------------
Dividend per share                                                        $.0590         $.0655         $.0650
==============================================================================================================

At the same time, the following Funds declared capital gains and/or ordinary income distributions as follows:

                                                                                       MARYLAND       VIRGINIA
                                                                                       DIVIDEND        PREMIUM
                                                                                    ADVANTAGE 2         INCOME
                                                                                          (NZR)          (NPV)
--------------------------------------------------------------------------------------------------------------
Capital gains distributions per share                                                    $   --         $.0215
Ordinary income distributions per share*                                                  .0014             --
==============================================================================================================

* Ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                        Financial
                               HIGHLIGHTS (Unaudited)

                        Financial
                               HIGHLIGHTS (Unaudited)

          Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                               -----------------------------------------------------------------     -------------------------------
                                                          Distributions   Distributions
                                                               from Net            from                     Net
                   Beginning                                 Investment         Capital              Investment     Capital
                      Common                       Net        Income to        Gains to               Income to    Gains to
                       Share          Net    Realized/        Preferred       Preferred                  Common      Common
                   Net Asset   Investment   Unrealized           Share-          Share-                  Share-      Share-
                       Value       Income   Gain (Loss)         holders+        holders+   Total        holders     holders   Total
====================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)               $14.47        $ .44       $  .57            $(.11)           $ --    $ .90          $(.34)       $ --   $(.34)
2006                   15.12          .89         (.56)            (.18)             --      .15           (.78)       (.02)   (.80)
2005                   14.28          .92          .92             (.10)             --     1.74           (.90)         --    (.90)
2004                   15.10          .96         (.81)            (.06)             --      .09           (.91)         --    (.91)
2003                   14.04         1.02         1.00             (.07)             --     1.95           (.89)         --    (.89)
2002                   13.83         1.03          .14             (.13)             --     1.04           (.83)         --    (.83)

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                14.57          .48          .51             (.11)             --      .88           (.38)         --    (.38)
2006                   15.13          .95         (.47)            (.19)             --      .29           (.85)         --    (.85)
2005                   14.43          .98          .75             (.10)             --     1.63           (.93)         --    (.93)
2004                   15.47         1.01        (1.07)            (.05)             --     (.11)          (.93)         --    (.93)
2003                   14.18         1.04         1.18             (.08)             --     2.14           (.86)         --    (.86)
2002                   13.90         1.04          .22             (.14)             --     1.12           (.84)         --    (.84)
====================================================================================================================================
                                                                     Total Returns
                                                                 ---------------------
                          Offering                                          Based on
                         Costs and       Ending                               Common
                         Preferred       Common                   Based        Share
                             Share        Share      Ending          on          Net
                      Underwriting    Net Asset      Market      Market        Asset
                         Discounts        Value       Value       Value**      Value**
======================================================================================
MARYLAND PREMIUM
INCOME (NMY)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                       $ --       $15.03      $14.64        3.18%        6.28%
2006                            --        14.47       14.52       (2.94)        1.08
2005                            --        15.12       15.78       15.64        12.52
2004                            --        14.28       14.45      (10.77)         .64
2003                            --        15.10       17.15       15.22        14.33
2002                            --        14.04       15.73        4.77         7.71

MARYLAND DIVIDEND
ADVANTAGE (NFM)
--------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                         --        15.07       15.78        6.38         6.10
2006                            --        14.57       15.19        2.51         1.95
2005                            --        15.13       15.63        6.22        11.60
2004                            --        14.43       15.62        2.99         (.69)
2003                           .01        15.47       16.08        9.98        15.55
2002                            --        14.18       15.44        1.98         8.21
======================================================================================
                                                               Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets                  Ratios to Average Net Assets
                                          Applicable to Common Shares                   Applicable to Common Shares
                                          Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------
                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses       Expenses              Net   Portfolio
                    to Common   Including       Excluding       Investment    Including      Excluding       Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)  Interest++(a)      Income++      Rate
====================================================================================================================================
MARYLAND PREMIUM
INCOME (NMY)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)              $159,856        1.27%*          1.26%*           5.95%*       1.25%*         1.24%*           5.96%*         6%
2006                  153,834        1.23            1.23             6.05         1.21           1.21             6.07          13
2005                  160,496        1.24            1.24             6.22         1.23           1.23             6.22          10
2004                  151,107        1.24            1.24             6.54         1.23           1.23             6.55          16
2003                  159,415        1.26            1.26             7.00         1.25           1.25             7.01          16
2002                  147,795        1.32            1.32             7.33         1.31           1.31             7.34          13

MARYLAND DIVIDEND
ADVANTAGE (NFM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                62,925        1.28*           1.27*            6.04*         .88*           .87*            6.44*          8
2006                   60,762        1.26            1.26             5.99          .81            .81             6.44          14
2005                   63,051        1.26            1.26             6.11          .79            .79             6.57          11
2004                   60,041        1.24            1.24             6.34          .78            .78             6.80          10
2003                   64,338        1.26            1.26             6.54          .79            .79             7.01          12
2002                   58,925        1.35            1.35             6.81          .82            .82             7.34          36
====================================================================================================================================

                                                       Floating Rate Obligations
                Preferred Shares at End of Period           at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
MARYLAND PREMIUM
INCOME (NMY)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)           $79,100       $25,000      $75,523        $2,800       $86,342
2006               79,100        25,000       73,620            --            --
2005               79,100        25,000       75,726            --            --
2004               79,100        25,000       72,758            --            --
2003               79,100        25,000       75,384            --            --
2002               79,100        25,000       71,712            --            --

MARYLAND DIVIDEND
ADVANTAGE (NFM)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)            32,000        25,000       74,160         1,133        84,782
2006               32,000        25,000       72,470            --            --
2005               32,000        25,000       74,259            --            --
2004               32,000        25,000       71,907            --            --
2003               32,000        25,000       75,264            --            --
2002               32,000        25,000       71,035            --            --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  74-75 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

          Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                                 Less Distributions
                               -----------------------------------------------------------------     -------------------------------
                                                          Distributions   Distributions
                                                               from Net            from                     Net
                   Beginning                                 Investment         Capital              Investment    Capital
                      Common                       Net        Income to        Gains to               Income to   Gains to
                       Share          Net    Realized/        Preferred       Preferred                  Common     Common
                   Net Asset   Investment   Unrealized           Share-          Share-                  Share-     Share-
                       Value       Income   Gain (Loss)         holders+        holders+   Total        holders    holders    Total
====================================================================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)               $14.76         $.47       $  .50           $ (.11)             --    $ .86          $(.38)     $  --    $(.38)
2006                   15.45          .94         (.59)            (.18)             --      .17           (.83)      (.03)    (.86)
2005                   14.64          .94          .90             (.09)             --     1.75           (.88)      (.06)    (.94)
2004                   15.71          .96        (1.08)            (.06)             --     (.18)          (.87)      (.02)    (.89)
2003                   14.01          .97         1.62             (.09)             --     2.50           (.81)        --     (.81)
2002(b)                14.33          .57         (.22)            (.06)             --      .29           (.46)        --     (.46)

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                14.33          .44          .55             (.11)             --      .88           (.33)        --     (.33)
2006                   14.82          .86         (.46)            (.18)             --      .22           (.71)        --     (.71)
2005                   13.88          .86          .97             (.10)             --     1.73           (.78)      (.01)    (.79)
2004                   14.89          .87        (1.03)            (.06)             --     (.22)          (.79)        --     (.79)
2003(c)                14.33          .52          .75             (.05)             --     1.22           (.46)        --     (.46)
====================================================================================================================================
                                                                  Total Returns
                                                              ---------------------
                       Offering                                          Based on
                      Costs and       Ending                               Common
                      Preferred       Common                   Based        Share
                          Share        Share      Ending          on          Net
                   Underwriting    Net Asset      Market      Market        Asset
                      Discounts        Value       Value       Value**      Value**
===================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                    $ --       $15.24      $16.10       11.72%        5.93%
2006                         --        14.76       14.76        1.13         1.14
2005                         --        15.45       15.41       14.71        12.22
2004                         --        14.64       14.28       (2.90)       (1.16)
2003                        .01        15.71       15.60       12.71        18.39
2002(b)                    (.15)       14.01       14.61         .52         1.01

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
-----------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                      --        14.88       14.49        7.10         6.23
2006                         --        14.33       13.85        1.09         1.55
2005                         --        14.82       14.40       14.98        12.67
2004                         --        13.88       13.24       (5.97)       (1.51)
2003(c)                    (.20)       14.89       14.90        2.53         7.31
===================================================================================
                                                                    Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                        Ratios to Average Net Assets                  Ratios to Average Net Assets
                                        Applicable to Common Shares                   Applicable to Common Shares
                                        Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  --------------------------------------------
                        Ending
                           Net
                        Assets
                    Applicable   Expenses        Expenses              Net     Expenses        Expenses              Net   Portfolio
                     to Common  Including       Excluding       Investment    Including       Excluding       Investment    Turnover
                   Shares (000)  Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)      Income++      Rate
====================================================================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                $63,790       1.28%*          1.27%*           5.84%*        .83%*           .82%*           6.29%*        5%
2006                    61,726       1.25            1.25             5.76          .77             .77             6.23         15
2005                    64,500       1.23            1.23             5.74          .77             .77             6.20         10
2004                    61,064       1.24            1.24             5.90          .78             .78             6.36         11
2003                    65,490       1.26            1.26             6.07          .80             .80             6.53         12
2002(b)                 58,370       1.22*           1.22*            5.55*         .79*            .79*            5.99*        21

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)                 79,744       1.24*           1.23*            5.52*         .74*            .73*            6.02*         5
2006                    76,809       1.23            1.23             5.41          .73             .73             5.91         14
2005                    79,443       1.23            1.23             5.40          .74             .74             5.89         12
2004                    74,369       1.22            1.22             5.59          .73             .73             6.08         15
2003(c)                 79,700       1.18*           1.18*            5.01*         .70*            .70*            5.50*        13
====================================================================================================================================

                                                       Floating Rate Obligations
                 Preferred Shares at End of Period         at End of Period
              --------------------------------------   -------------------------
                Aggregate   Liquidation                  Aggregate
                   Amount    and Market        Asset        Amount         Asset
              Outstanding         Value     Coverage   Outstanding      Coverage
                    (000)     Per Share    Per Share          (000)   Per $1,000
================================================================================
MARYLAND DIVIDEND
ADVANTAGE 2 (NZR)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)           $32,000       $25,000      $74,836        $1,133       $85,546
2006               32,000        25,000       73,224            --            --
2005               32,000        25,000       75,390            --            --
2004               32,000        25,000       72,706            --            --
2003               32,000        25,000       76,164            --            --
2002(b)            32,000        25,000       70,601            --            --

MARYLAND DIVIDEND
ADVANTAGE 3 (NWI)
--------------------------------------------------------------------------------
Year Ended 5/31:
2007(d)            39,000        25,000       76,118         1,400        85,817
2006               39,000        25,000       74,237            --            --
2005               39,000        25,000       75,925            --            --
2004               39,000        25,000       72,672            --            --
2003(c)            39,000        25,000       76,090            --            --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b) For the period September 25, 2001 (commencement of operations) through May 31, 2002.
(c) For the period September 25, 2002 (commencement of operations) through May 31, 2003.
(d)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  76-77 spread

                        FINANCIAL HIGHLIGHTS (Unaudited) (continued)

          Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                  Less Distributions
                               -----------------------------------------------------------------------------------------------------
                                                          Distributions    Distributions
                                                               from Net             from                  Net
                   Beginning                                 Investment          Capital           Investment      Capital
                      Common                       Net        Income to         Gains to            Income to     Gains to
                       Share          Net    Realized/        Preferred        Preferred               Common       Common
                   Net Asset   Investment   Unrealized           Share-           Share-               Share-       Share-
                       Value       Income   Gain (Loss)         holders+         holders+   Total     holders      holders    Total
====================================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)               $14.89        $ .44        $ .49            $(.11)            $ --    $ .82       $(.35)        $ --   $ (.35)
2006                   15.82          .88         (.59)            (.15)            (.03)     .11        (.80)        (.24)   (1.04)
2005                   14.95          .93          .93             (.09)              --     1.77        (.90)          --     (.90)
2004                   15.93          .97         (.99)            (.05)              --     (.07)       (.91)          --     (.91)
2003                   14.69         1.00         1.21             (.07)              --     2.14        (.90)          --     (.90)
2002                   14.59         1.04          .03             (.11)              --      .96        (.86)          --     (.86)

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                14.91          .48          .49             (.12)              --      .85        (.40)          --     (.40)
2006                   15.52          .97         (.54)            (.17)              --      .26        (.87)          --     (.87)
2005                   14.42          .99         1.13             (.09)              --     2.03        (.93)          --     (.93)
2004                   15.43         1.02        (1.05)            (.05)              --     (.08)       (.93)          --     (.93)
2003                   14.23         1.02         1.10             (.07)              --     2.05        (.86)          --     (.86)
2002                   13.87         1.02          .32             (.13)              --     1.21        (.85)          --     (.85)

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                15.02          .48          .49             (.12)              --      .85        (.39)          --     (.39)
2006                   15.70          .95         (.52)            (.18)            (.01)     .24        (.85)        (.07)    (.92)
2005                   14.79          .96         1.13             (.09)            (.01)    1.99        (.89)        (.19)   (1.08)
2004                   16.02          .99        (1.22)            (.06)              --     (.29)       (.89)        (.05)    (.94)
2003                   14.31          .97         1.69             (.08)              --     2.58        (.84)        (.03)    (.87)
2002(a)                14.33          .41          .09             (.04)              --      .46        (.35)          --     (.35)
====================================================================================================================================
                                                                      Total Returns
                                                                  ---------------------
                                                                                Based
                           Offering                                                on
                          Costs and       Ending                               Common
                          Preferred       Common                   Based        Share
                              Share        Share      Ending          on          Net
                       Underwriting    Net Asset      Market      Market        Asset
                          Discounts        Value       Value       Value**      Value**
=======================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                        $ --       $15.36      $15.30        5.06%        5.60%
2006                             --        14.89       14.91       (9.98)        0.71
2005                             --        15.82       17.65       24.54        12.13
2004                             --        14.95       14.95      (10.70)        (.42)
2003                             --        15.93       17.67       15.27        14.99
2002                             --        14.69       16.17        6.64         6.71

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                          --        15.36       17.65        5.71         5.79
2006                             --        14.91       17.10        5.86         1.74
2005                             --        15.52       16.99       19.11        14.46
2004                             --        14.42       15.07       (8.11)        (.50)
2003                            .01        15.43       17.35       21.45        14.92
2002                             --        14.23       15.09        5.10         8.89

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
---------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                          --        15.48       16.29        1.77         5.73
2006                             --        15.02       16.40        3.45         1.53
2005                             --        15.70       16.74       21.96        13.75
2004                             --        14.79       14.65       (3.81)       (1.84)
2003                             --        16.02       16.14       14.58        18.51
2002(a)                        (.13)       14.31       14.90        1.71         2.30
=======================================================================================
                                                              Ratios/Supplemental Data
                      --------------------------------------------------------------------------------------------------------
                                          Ratios to Average Net Assets          Ratios to Average Net Assets
                                           Applicable to Common Shares          Applicable to Common Shares
                                           Before Credit/Reimbursement          After Credit/Reimbursement***
                                          -----------------------------         -----------------------------
                           Ending
                              Net
                           Assets
                       Applicable                                                                      Net          Portfolio
                        to Common                          Investment                           Investment           Turnover
                      Shares (000)        Expenses++           Income++         Expenses++          Income++             Rate
==============================================================================================================================
VIRGINIA PREMIUM
INCOME (NPV)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                  $136,964             1.21%*             5.79%*             1.20%*            5.81%*                4%
2006                      132,626             1.19               5.75               1.17              5.77                 16
2005                      140,340             1.20               5.98               1.19              5.99                 17
2004                      132,122             1.20               6.33               1.19              6.34                 14
2003                      140,223             1.25               6.61               1.24              6.62                 17
2002                      128,655             1.28               7.01               1.27              7.02                 14

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                    48,052             1.29*              5.99*               .90*             6.38*                 7
2006                       46,626             1.26               5.93                .82              6.38                 16
2005                       48,474             1.28               6.13                .81              6.59                 15
2004                       44,988             1.24               6.39                .77              6.86                  7
2003                       48,102             1.28               6.45                .81              6.92                 10
2002                       44,308             1.37               6.68                .84              7.21                 21

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
------------------------------------------------------------------------------------------------------------------------------
Year Ended 5/31:
2007(b)                    88,611             1.21*              5.87*               .75*             6.32*                 6
2006                       85,887             1.19               5.75                .73              6.21                 10
2005                       89,626             1.19               5.74                .74              6.19                 13
2004                       84,248             1.20               5.99                .74              6.44                 16
2003                       91,065             1.21               6.01                .75              6.47                 15
2002(a)                    81,325             1.14*              5.00*               .70*             5.44*                12
==============================================================================================================================
                         Preferred Shares at End of Period
                      --------------------------------------
                        Aggregate   Liquidation
                           Amount    and Market        Asset
                      Outstanding         Value     Coverage
                             (000)    Per Share    Per Share
=============================================================
VIRGINIA PREMIUM
INCOME (NPV)
-------------------------------------------------------------
Year Ended 5/31:
2007(b)                   $63,800       $25,000      $78,669
2006                       63,800        25,000       76,970
2005                       63,800        25,000       79,992
2004                       63,800        25,000       76,772
2003                       63,800        25,000       79,946
2002                       63,800        25,000       75,413

VIRGINIA DIVIDEND
ADVANTAGE (NGB)
-------------------------------------------------------------
Year Ended 5/31:
2007(b)                    24,000        25,000       75,054
2006                       24,000        25,000       73,568
2005                       24,000        25,000       75,493
2004                       24,000        25,000       71,863
2003                       24,000        25,000       75,106
2002                       24,000        25,000       71,154

VIRGINIA DIVIDEND
ADVANTAGE 2 (NNB)
-------------------------------------------------------------
Year Ended 5/31:
2007(b)                    42,000        25,000       77,745
2006                       42,000        25,000       76,123
2005                       42,000        25,000       78,349
2004                       42,000        25,000       75,148
2003                       42,000        25,000       79,206
2002(a)                    42,000        25,000       73,408
=============================================================

*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period November 15, 2001 (commencement of operations) through May 31, 2002.
(b)  For the six months ended November 30, 2006.

                                 See accompanying notes to financial statements.


                                  78-79 spread

                        Reinvest Automatically
                               EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Automatic Dividend
     REINVESTMENT PLAN



NOTICE OF AMENDMENT TO THE TERMS AND CONDITIONS

These Funds are amending the terms and conditions of their Automatic Dividend Reinvestment Plan (the "Plan") as further described below effective with the close of business on March 1, 2007. THESE CHANGES ARE INTENDED TO ENABLE PLAN PARTICIPANTS UNDER CERTAIN CIRCUMSTANCES TO REINVEST FUND DISTRIBUTIONS AT A LOWER AGGREGATE COST THAN IS POSSIBLE UNDER THE EXISTING PLAN. Shareholders who do not wish to continue as participants under the amended Plan may withdraw from the Plan by notifying the Plan Agent prior to the effective date of the amendments. Participants should refer to their Plan document for notification instructions, or may simply call Nuveen at (800) 257-8787.

Fund shareholders who elect to participate in the Plan are able to have Fund distributions consisting of income dividends, realized capital gains and returns of capital automatically reinvested in additional Fund shares. Under the Plan's existing terms, the Plan Agent purchases Fund shares in the open market if the Fund's shares are trading at a discount to their net asset value on the payable date for the distribution. If the Fund's shares are trading at or above their net asset value on the payable date for the distribution, the Plan Agent purchases newly-issued Fund shares directly from the Fund at a price equal to the greater of the shares' net asset value or 95% of the shares' market value.

Under the Plan's amended terms, if the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value. This change will permit Plan participants under these circumstances to reinvest Fund distributions at a lower aggregate cost than is possible under the existing Plan.

                        Notes

Other Useful
      INFORMATION



QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com. You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS


Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $160 billion in assets, as of December 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.


                                o Share prices
           Learn more           o Fund details
about Nuveen Funds at           o Daily financial news
   WWW.NUVEEN.COM/CEF           o Investor education
                                o Interactive planning tools

Logo: NUVEEN Investments


                                                                     ESA-A-1106D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Maryland Dividend Advantage Municipal Fund 3
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: February 8, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: February 8, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: February 8, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.